As filed with the U.S. Securities and Exchange Commission on July 29, 2022

1933 Act File No. 333-259176

1940 Act File No. 811-23686

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☐
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1	☐

Multi-Select Securities Fund for Puerto Rico Residents

(Exact name of Registrant as Specified in Charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices)

(Registrant’s Telephone Number, including Area Code): (787) 250-3600

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Alexandre-Cyril Manz UBS Financial Services Inc. American International Plaza Building - Tenth Floor 250 Muñoz Rivera Avenue San Juan, Puerto Rico 00918

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of beneficial interest, par value $0.01 per unit.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated July 29, 2022

Multi-Select Securities Fund for Puerto Rico Residents

●	LARGE CAP VALUE PORTFOLIO I
○	CLASS A, CLASS L AND CLASS P UNITS

●	LARGE CAP CORE PORTFOLIO I
○	CLASS A, CLASS L AND CLASS P UNITS

●	LARGE CAP GROWTH PORTFOLIO I
○	CLASS A, CLASS L AND CLASS P UNITS

●	MID CAP CORE PORTFOLIO I
○	CLASS A, CLASS L AND CLASS P UNITS

●	SMALL CAP CORE PORTFOLIO I
○	CLASS A, CLASS L AND CLASS P UNITS

●	INTERNATIONAL PORTFOLIO I
○	CLASS A, CLASS L AND CLASS P UNITS

PROSPECTUS

July 29, 2022

Beginning on January 1, 2022, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future shareholder reports in paper free of charge by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by UBS Asset Managers of Puerto Rico, or all funds held with your financial intermediary, as applicable.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund Summary

Large Cap Value Portfolio I

Investment Objective

The investment objective of Large Cap Value Portfolio I (the “Portfolio”), a series of Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

The following tables describe the fees and expenses that you may pay if you buy, hold and sell units of the Portfolio (“Units”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Unitholder Transaction Expenses (fees paid directly from your investment in the Portfolio)(1)	Class A	Class L	Class P

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None

Maximum Contingent Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None

Redemption Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1), (2)	Class A	Class L	Class P

Management Fees	1.00%	1.00%	1.00%

Distribution and Service Fees	0.25%	0.75%	None

Other Expenses(3)	1.52%	1.52%	1.52%

Administration Fees	0.15%	0.15%	0.15%

Remainder of Other Expenses(3)	1.37%	1.37%	1.37%

Total Annual Portfolio Operating Expenses	2.77%	3.27%	2.52%

Fee Waivers and/or Expense Reimbursements(2)	0.77%	0.77%	0.77%

Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	2.00%	2.50%	1.75%
(1)	Expense information in the table has been restated to reflect current fees.

(2)

UBS Trust Company of Puerto Rico, the Fund’s Administrator (in such capacity, the “Administrator”), and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay the Fund’s Other Expenses in order to ensure that Net Total Operating Expenses (excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after Fee Waivers and/or Expense Reimbursements do not exceed 2.00% of the average daily gross assets for Class A Units, 2.50% of the average daily gross assets for Class L Units, and 1.75% of the average daily gross assets for Class P Units. The Fund may have to repay some of these waivers and/or reimbursements during the following three years.

(3)

“Other Expenses” include fees for certain unitholder services, custodial and transfer agency fees, legal, regulatory and accounting fees, printing costs and registration fees. “Other Expenses” reflects Portfolio allocation of transfer agency fees based on actual transfer agency fees borne by the Portfolio, as opposed to a pro rata allocation based on the Portfolio’s assets compared to total Fund assets.

Expense Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s total annual operating expenses remains the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

You would pay the following expenses if you did not redeem your Units:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Units are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example, affect the Portfolio’s performance. During the most recent fiscal year (which was prior to the Fund’s registration under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Portfolio’s portfolio turnover rate was 12.17% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of the Portfolio differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). You should read carefully the section entitled “Dividends and Taxes,” for a more detailed description of the Puerto Rico and United States tax implications an investment on the Notes. You should also consult your tax advisor about your tax situation.

With regard to the Equity Portion of the Portfolio (which will be entirely managed by UBS Asset Managers of Puerto Rico (the “Investment Adviser”)), the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage a sub-adviser for the Portfolio’s Equity Portion through a sub-advisory agreement. Further, the Fund relies on an exemptive order issued by the Securities and Exchange Commission (the “SEC”) to be able to retain, remove or replace sub-advisers without a shareholder vote. Instead, the Investment Adviser will have the ultimate responsibility, subject to oversight by the Board of Directors of the Fund (the “Board” or “Board of Directors”), to oversee the Equity Portion Portfolio Manager (as defined below) and recommend its hiring, termination, and replacement.

The Fund’s investment strategy may be changed with 60 days’ prior notice to unitholders.

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of large capitalization U.S. companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) (the “Large Cap Value Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents (such as bank deposits or other short term high quality alternatives), issued by Puerto Rico entities (the “Large Cap Value Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Large Cap Value Equity Portion in stock index futures contracts which reflect the investment strategy of the Large Cap Value Equity Portion.

A “Puerto Rico entity” is any issuer that satisfies one or more of the following criteria: (i) the issuer was organized under the laws of Puerto Rico or maintains its principal place of business in Puerto Rico; (ii) the securities of such issuer are traded principally in Puerto Rico; or (iii) an issuer that, during its most recent fiscal year, derived at least 20% of its revenues or profits from goods produced or sold, investments made, or services performed in Puerto Rico or that has at least 20% of its assets in Puerto Rico.

*

The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through August 31, 2023. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Puerto Rico Securities Portion – Under normal market conditions, the Large Cap Value Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico (i.e., the 50 States comprising the United States) issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with London Company of Virginia d/b/a/ The London Company (the “Equity Portion Portfolio Manager”) for the Large Cap Value Equity Portion.

Description of Equity Portion Portfolio Manager’s Investment Process – The Equity Portion Portfolio Manager takes a long term total return mindset to building portfolios, with a primary focus on downside protection, with capital appreciation as a secondary objective. The investment team believes in investing like private market buyers, focusing on cash return on tangible capital; they believe value is defined by discounting cash inflows and outflows by an optimal cost of capital. Bottom-up stock selection is a critical component of their investment process as the firm’s process begins with a screen to identify companies characterized by high return on operating capital (profitability), consistent and stable free cash flow yield (cash generation), and attractive operating earnings/enterprise value (valuation). Their fundamental research consists of four critical elements: Balance sheet optimization analysis, Private Market Value Analysis, Corporate governance/management incentives audit, and Insider ownership/trading activity. This results in a portfolio of 25 – 35 stocks which the manager believes are trading at significant discount to fair market value. Positions are generally started with a weight of 3-5%, and individual positions may not exceed 10% of the portfolio. They generally will not add to declining positions and allow winners to run.

To the extent the Equity Portion of the Portfolio is invested in stock index futures contracts, the amounts invested in common stock or other equity securities of U.S. or foreign companies by the Equity Portion Portfolio Manager will be correspondingly reduced. The amount used to enter into futures contracts (i.e., the margin) will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

The Portfolio’s investment objective may not be changed, unless such change is authorized by the holders of a majority of the Portfolio’s outstanding units, if the change is recommended by the Board or at least 75% of the Portfolio’s outstanding units if the change is not recommended by the Board of Directors. The Portfolio’s investment strategy may be changed by the Board of Directors in its discretion, in consultation with the Investment Adviser.

Equity Portion – In choosing the Equity Portion Portfolio Manager, the Investment Adviser considers a range of criteria, including but not limited to the following: investment management experience; the historical performance; the investment styles and strategies employed; the quality and stability of the Equity Portion Portfolio Manager’s organization; and the ability to consistently and effectively apply its investment approach. The Fund may offer additional Portfolios advised by different Equity Portion Portfolio Managers from time to time.

The Fund may discontinue offering a Portfolio, or remove or replace the Equity Portion Portfolio Manager for a given Portfolio, subject to the approval of the Board of Directors in each case. In order for the Fund to remove or replace the Equity Portion Portfolio Manager, the Investment Adviser would select a different Equity Portion Portfolio Manager to manage the Portfolio’s account and enter into a new sub-advisory agreement. If the Equity Portion Portfolio Manager for a Portfolio in which you invest is to be removed or replaced, you will be notified and entitled to either remain in the Portfolio under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, exchange your investments for units in another Portfolio or redeem your units without additional charge. There will be no refund, however, of sales charges or other fees previously paid. If an investor fails to provide instructions within the period indicated in the notice, or if the Fund does not receive notice of the removal of the Equity Portion Portfolio Manager in sufficient time to provide the affected unitholders with advance notice, such unitholder’s investments will remain in the Portfolio, the Equity Portion of which will be under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, which may differ from the previous Equity Portion Portfolio Manager in investment style or other factors, until such notice can be provided and instructions are received from the unitholder.

You will have the opportunity to allocate and reallocate your investments among the Portfolios at your own discretion and based on your individual investment needs and goals, subject, in certain cases, to the conditions set forth on page [-] under the section “Exchanges from One Portfolio to Another.”

Puerto Rico Securities Portion – Under normal market conditions, the Investment Adviser on a daily basis invests 20% of the Portfolio in the Puerto Rico portion of the Portfolio. This portion is invested in taxable fixed-income securities (cash equivalents issued by Puerto Rico entities). In determining in which securities to invest in, the Investment Adviser utilizes a fundamental analysis focusing on credit quality, liquidity and yield.

Credit Quality. This analysis starts with the rating of the securities. The Investment Adviser emphasizes the credit quality of the securities or credit quality collateralizing any repurchase agreement or time deposits accounts. Only securities or investment grade rated institutions are analyzed. The structure and collateral of the security is also an important consideration.

Liquidity. The liquidity of the assets is a key consideration. To enhance the liquidity of portfolio, the Investment Adviser staggers maturities so as to have sufficient daily liquidity.

Yield. The Investment Adviser seeks to maximize the yield of the securities held by the Portfolio. Given the credit and liquidity bias, yield is a secondary consideration and the Portfolio may invest a higher percentage of its assets in lower yielding, but higher quality and more liquid securities.

By investing in stock index futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the portfolio that approximates the result that might be achieved by investing all of the assets of the Puerto Rico portion in the securities comprising the portfolio benchmark.

No assurance can be given that such strategy will be successful or such results attained. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of the Portfolio directly.

Principal Risks

The following is a summary discussion of the principal risks of investing in the Portfolio. Risk is inherent in all investing. There can be no guarantee that the Portfolio will meet its investment objective or that the performance of the Portfolio will be positive for any period of time. You may lose money by investing in the Portfolio.

Investment and Market Risk. The Portfolio’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because the Portfolio invests in investment securities, the Portfolio’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Portfolio and you may lose money.

An investment in the Units is designed primarily, and is suitable only, for long-term investors, and is not suitable for all investors.

Coronavirus and Public Health Emergencies. As of the date of this prospectus, there is an outbreak of a novel and highly contagious form of coronavirus COVID-19, which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion Portfolio Manager selected by the Investment Adviser will be successful, and certain Portfolios may be more or less successful than others. The overall success of your investment in the Fund also may depend on your ability to choose successfully from among the Portfolios.

An investment in the units offered by the Fund is designed primarily, and is suitable only, for long-term investors, and may not be suitable for all investors. Further, an investment in the Fund is not equivalent to an investment in the underlying securities of the Fund and investors in the units should not view the Fund as a vehicle for trading purposes.

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolio, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion Portfolio Manager also may have interests in, or business relationships with, a company in which the Portfolio invests and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are the riskiest investment in a company and they fluctuate in value more than bonds. The Portfolio could lose all of its investment in a company’s stock.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolio invests in other Puerto Rico securities, it will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolio could cause significant fluctuations in the Portfolio’s net asset value price. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolio may experience greater price volatility than if it held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolio in such securities is subject to their availability in the open market.

Loss of Tax Benefits Risk. Unitholders of the Fund (“Unitholders”) who cease to be Puerto Rico Investors (as defined below) may lose certain tax benefits that had previously been available to them and Portfolio distributions will likely be taxable for such Unitholders.

Futures. The Portfolio may invest a portion of its Equity Portion in futures contracts in the relevant stock index for the Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolio plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolio may use financial instruments referred to as derivatives with respect to its Puerto Rico Securities Portion, which derive their value from another security, or an index (a measure of value or rates). The Portfolio’s investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Portfolio. For example, investments in derivatives linked to an equities index may subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If the Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

The SEC has adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 has been adopted but will be implemented no earlier than July 2022 (the “Compliance Date”). On and after the Compliance Date, Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Credit and Interest Rate Risks. The investment by the Portfolio in bonds and other income-producing securities, such as preferred stock, are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolio also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser determines to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of the Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of the Portfolio’s investments in bonds will fall as a result.

Non-Diversification Risk. Certain Portfolios may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations in a Portfolio’s net asset value as a result of changes in the market’s assessment of the financial condition of those issuers.

Illiquid Securities Risk. The Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of the Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that you have the exclusive right to the assets, income, and profits from the Portfolio(s) in which you invest, and only bear the expenses, deductions and costs properly attributable or allocated to those Portfolio(s).

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to effect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager, or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolio independently, the Investment Adviser may not always have access to information concerning the securities positions of the Portfolio at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Investment Adviser and Sub-Adviser

The Portfolio’s investment adviser is UBS Asset Managers of Puerto Rico (as previously defined, the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

UBS Asset Managers of Puerto Rico

Portfolio Manager

Name	Managed the Fund Since	Title

Leslie Highley, Jr.	2004	Managing Director of UBS Trust Company of Puerto Rico

Javier Rodriguez	2009	Director of UBS Trust Company of Puerto Rico

The Investment Adviser has also engaged the below sub-adviser (as previously defined, the “Equity Portion Portfolio Manager”) as sub-adviser to manage the Equity Portion of the Portfolio.

The London Company

Portfolio Manager

Name	Managed the Fund Since	Title

Stephen M. Goddard, CFA	2016	Managing Principal, Founder, CIO, and Lead Portfolio Manager

Pursuant to the Investment Advisory Agreement between the Portfolio and the Investment Adviser, the Portfolio pays, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee at the annual rate of 1.00% of the Portfolio’s average daily net assets. For the fiscal year ended March 31, 2022, the Portfolio paid, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee equal to 1.00% of the Portfolio’s average daily net assets.

The Investment Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of each Portfolio and the Investment Adviser has entered into a sub-advisory agreement (the “Large Cap Value Subadvisory Agreement”) with the Equity Portion Portfolio Manager with respect to the Equity Portion of the Portfolio. Subject to the supervision of the Board of Directors, the Investment Adviser oversees the investment advisory services provided by Equity Portion Portfolio Manager. Pursuant to the Large Cap Value Subadvisory Agreement, and under the supervision of the Investment Adviser and the Board of Directors, the Equity Portion Portfolio Manager is responsible for the day-to-day investment management of the Equity Portion of the Portfolio. The Investment Adviser monitors and evaluates the Equity Portion Portfolio Manager’s performance, and oversees the Equity Portion Portfolio Manager’s compliance with the Portfolio’s investment objective, policies and restrictions. The Investment Adviser (not the Fund) pays the Equity Portion Portfolio Manager a fee up to 0.50% of the average daily net assets of the Equity Portion of the Portfolio.

In addition, the Fund will incur additional indirect expenses, which are not expected to be significant, because the Fund’s available cash balances are automatically invested in money market mutual funds, including, as permitted by law, those affiliated with the Fund, the Investment Adviser and UBS Financial Services Inc. (the “Distributor”) (an affiliate of the Investment Adviser). Such affiliated money market funds either have no sales load, distribution fees or service fees or the Investment Adviser will waive a sufficient amount of its advisory fee to offset the cost of such fees. However, such affiliated money market funds will incur other fees and expenses, which will therefore be partially indirectly borne by the Fund, and as a result by its unitholders, in addition to the fees charged to unitholders by the Fund.

Performance Information

The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The table compares the Portfolio’s performance to that of the Russell 1000 Value Index. To the extent that dividends and distributions have been paid by the Portfolio, the performance information for the Portfolio in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Administrator had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.ubs.com/prfunds or can be obtained by phone at 1-787-250-3600.

The Portfolio’s financial performance included in this Prospectus includes the Portfolio’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.

[•]

During the ten-year period shown in the bar chart, the highest return for a quarter was [•]% (quarter ended [•]) and the lowest return for a quarter was [•]% (quarter ended [•]). [The year-to-date return as of [•] was [•]%.]

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Value Portfolio I
Return Before Taxes	[•]%	[•]%	[•]%
Return After Taxes on Distributions	[•]%	[•]%	[•]%
Return After Taxes on Distributions and Sales of Shares	[•]%	[•]%	[•]%
Russell 1000 Value Index	26.10%	11.13%	12.94%

Large Cap Core Portfolio I

Investment Objective

The investment objective of Large Cap Core Portfolio I (the “Portfolio”), a series of Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

The following tables describe the fees and expenses that you may pay if you buy, hold and sell units of the Portfolio (“Units”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Unitholder Transaction Expenses (fees paid directly from your investment in the Portfolio)(1)	Class A	Class L	Class P

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None

Maximum Contingent Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None

Redemption Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1), (2)	Class A	Class L	Class P

Management Fees	1.00%	1.00%	1.00%

Distribution and Service Fees	0.25%	0.75%	None

Other Expenses(3)	1.51%	1.51%	1.51%

Administration Fees	0.15%	0.15%	0.15%

Remainder of Other Expenses(3)	1.36%	1.36%	1.36%

Total Annual Portfolio Operating Expenses	2.76%	3.26%	2.51%

Fee Waivers and/or Expense Reimbursements(2)	0.76%	0.76%	0.76%

Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	2.00%	2.50%	1.75%
(1)	Expense information in the table has been restated to reflect current fees.

(2)

UBS Trust Company of Puerto Rico, the Fund’s Administrator (in such capacity, the “Administrator”), and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay the Fund’s Other Expenses in order to ensure that Net Total Operating Expenses (excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after Fee Waivers and/or Expense Reimbursements do not exceed 2.00% of the average daily gross assets for Class A Units, 2.50% of the average daily gross assets for Class L Units, and 1.75% of the average daily gross assets for Class P Units. The Fund may have to repay some of these waivers and/or reimbursements during the following three years.

(3)

“Other Expenses” include fees for certain unitholder services, custodial and transfer agency fees, legal, regulatory and accounting fees, printing costs and registration fees. “Other Expenses” reflects Portfolio allocation of transfer agency fees based on actual transfer agency fees borne by the Portfolio, as opposed to a pro rata allocation based on the Portfolio’s assets compared to total Fund assets.

Expense Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s total annual operating expenses remains the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

*

The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through August 31, 2023. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

You would pay the following expenses if you did not redeem your Units:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Units are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example, affect the Portfolio’s performance. During the most recent fiscal year (which was prior to the Fund’s registration under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Portfolio’s portfolio turnover rate was 47.04% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of the Portfolio differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). You should read carefully the section entitled “Dividends and Taxes,” for a more detailed description of the Puerto Rico and United States tax implications an investment on the Notes. You should also consult your tax advisor about your tax situation.

“Investment Adviser”)), the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage a sub-adviser for the Portfolio’s Equity Portion through a sub-advisory agreement. Further, the Fund relies on an exemptive order issued by the Securities and Exchange Commission (the “SEC”) to be able to retain, remove or replace sub-advisers without a shareholder vote. Instead, the Investment Adviser will have the ultimate responsibility, subject to oversight by the Board of Directors of the Fund (the “Board” or “Board of Directors”), to oversee the Equity Portion Portfolio Manager (as defined below) and recommend its hiring, termination, and replacement.

The Fund’s investment strategy may be changed with 60 days’ prior notice to unitholders.

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of large capitalization U.S. companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) (the “Large Cap Core Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Large Cap Core Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Large Cap Core Equity Portion in stock index futures contracts which reflect the investment strategy of the Large Cap Core Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Large Cap Core Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with Atalanta Sosnoff Capital, LLC (the “Equity Portion Portfolio Manager”) for the Large Cap Core Equity Portion.

Description of Equity Portion Portfolio Manager’s Investment Process – The Equity Portion Portfolio Manager’s investment philosophy is focused on finding companies entering periods of earnings acceleration, believing that over time earnings drive stock prices, positioning them to capture the compounding effects of earnings acceleration and multiple expansion. The process is predominantly a fundamental bottom-up approach but does take macro factors into consideration when forming the investment opinion. They typically select stocks from the Russell 1000 Index universe. The strategy generally holds 35-65 positions, diversified across 10-15 industries and 5-8 sectors.

To the extent the Equity Portion of the Portfolio is invested in stock index futures contracts, the amounts invested in common stock or other equity securities of U.S. or foreign companies by the Equity Portion Portfolio Manager will be correspondingly reduced. The amount used to enter into futures contracts (i.e., the margin) will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

The Portfolio’s investment objective may not be changed, unless such change is authorized by the holders of a majority of the Portfolio’s outstanding units, if the change is recommended by the Board or at least 75% of the Portfolio’s outstanding units if the change is not recommended by the Board of Directors. The Portfolio’s investment strategy may be changed by the Board of Directors in its discretion, in consultation with the Investment Adviser.

Equity Portion – In choosing the Equity Portion Portfolio Manager, the Investment Adviser considers a range of criteria, including but not limited to the following: investment management experience; the historical performance; the investment styles and strategies employed; the quality and stability of the Equity Portion Portfolio Manager’s organization; and the ability to consistently and effectively apply its investment approach. The Fund may offer additional Portfolios advised by different Equity Portion Portfolio Managers from time to time.

The Fund may discontinue offering a Portfolio, or remove or replace the Equity Portion Portfolio Manager for a given Portfolio, subject to the approval of the Board of Directors in each case. In order for the Fund to remove or replace the Equity Portion Portfolio Manager, the Investment Adviser would select a different Equity Portion Portfolio Manager to manage the Portfolio’s account and enter into a new sub-advisory agreement. If the Equity Portion Portfolio Manager for a Portfolio in which you invest is to be removed or replaced, you will be notified and entitled to either remain in the Portfolio under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, exchange your investments for units in another Portfolio or redeem your units without additional charge. There will be no refund, however, of sales charges or other fees previously paid. If an investor fails to provide instructions within the period indicated in the notice, or if the Fund does not receive notice of the removal of the Equity Portion Portfolio Manager in sufficient time to provide the affected unitholders with advance notice, such unitholder’s investments will remain in the Portfolio, the Equity Portion of which will be under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, which may differ from the previous Equity Portion Portfolio Manager in investment style or other factors, until such notice can be provided and instructions are received from the unitholder.

You will have the opportunity to allocate and reallocate your investments among the Portfolios at your own discretion and based on your individual investment needs and goals, subject, in certain cases, to the conditions set forth on page [-] under the section “Exchanges from One Portfolio to Another.”

Puerto Rico Securities Portion – Under normal market conditions, the Investment Adviser on a daily basis invests 20% of the Portfolio in the Puerto Rico portion of the Portfolio. This portion is invested in taxable fixed-income securities (cash equivalents issued by Puerto Rico entities). In determining in which securities to invest in, the Investment Adviser utilizes a fundamental analysis focusing on credit quality, liquidity and yield.

Credit Quality. This analysis starts with the rating of the securities. The Investment Adviser emphasizes the credit quality of the securities or credit quality collateralizing any repurchase agreement or time deposits accounts. Only securities or investment grade rated institutions are analyzed. The structure and collateral of the security is also an important consideration.

Liquidity. The liquidity of the assets is a key consideration. To enhance the liquidity of portfolio, the Investment Adviser staggers maturities so as to have sufficient daily liquidity.

Yield. The Investment Adviser seeks to maximize the yield of the securities held by the Portfolio. Given the credit and liquidity bias, yield is a secondary consideration and the Portfolio may invest a higher percentage of its assets in lower yielding, but higher quality and more liquid securities.

By investing in stock index futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the portfolio that approximates the result that might be achieved by investing all of the assets of the Puerto Rico portion in the securities comprising the portfolio benchmark.

No assurance can be given that such strategy will be successful or such results attained. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of the Portfolio directly.

Principal Risks

The following is a summary discussion of the principal risks of investing in the Portfolio. Risk is inherent in all investing. There can be no guarantee that the Portfolio will meet its investment objective or that the performance of the Portfolio will be positive for any period of time. You may lose money by investing in the Portfolio.

Investment and Market Risk. The Portfolio’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because the Portfolio invests in investment securities, the Portfolio’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Portfolio and you may lose money.

An investment in the Units is designed primarily, and is suitable only, for long-term investors, and is not suitable for all investors.

Coronavirus and Public Health Emergencies. As of the date of this prospectus, there is an outbreak of a novel and highly contagious form of coronavirus COVID-19, which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion Portfolio Manager selected by the Investment Adviser will be successful, and certain Portfolios may be more or less successful than others. The overall success of your investment in the Fund also may depend on your ability to choose successfully from among the Portfolios.

An investment in the units offered by the Fund is designed primarily, and is suitable only, for long-term investors, and may not be suitable for all investors. Further, an investment in the Fund is not equivalent to an investment in the underlying securities of the Fund and investors in the units should not view the Fund as a vehicle for trading purposes.

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolio, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion Portfolio Manager also may have interests in, or business relationships with, a company in which the Portfolio invests and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are the riskiest investment in a company and they fluctuate in value more than bonds. The Portfolio could lose all of its investment in a company’s stock.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolio invests in other Puerto Rico securities, it will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolio could cause significant fluctuations in the Portfolio’s net asset value price. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolio may experience greater price volatility than if it held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolio in such securities is subject to their availability in the open market.

Loss of Tax Benefits Risk. Unitholders of the Fund (“Unitholders”) who cease to be Puerto Rico Investors (as defined below) may lose certain tax benefits that had previously been available to them and Portfolio distributions will likely be taxable for such Unitholders.

Futures. The Portfolio may invest a portion of its Equity Portion in futures contracts in the relevant stock index for the Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolio plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolio may use financial instruments referred to as derivatives with respect to its Puerto Rico Securities Portion, which derive their value from another security, or an index (a measure of value or rates). The Portfolio’s investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Portfolio. For example, investments in derivatives linked to an equities index may subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If the Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

The SEC has adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 has been adopted but will be implemented no earlier than July 2022 (the “Compliance Date”). On and after the Compliance Date, Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Credit and Interest Rate Risks. The investment by the Portfolio in bonds and other income-producing securities, such as preferred stock, are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolio also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser determines to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of the Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of the Portfolio’s investments in bonds will fall as a result.

Non-Diversification Risk. Certain Portfolios may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations in a Portfolio’s net asset value as a result of changes in the market’s assessment of the financial condition of those issuers.

Illiquid Securities Risk. The Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of the Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that you have the exclusive right to the assets, income, and profits from the Portfolio(s) in which you invest, and only bear the expenses, deductions and costs properly attributable or allocated to those Portfolio(s).

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to effect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager, or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolio independently, the Investment Adviser may not always have access to information concerning the securities positions of the Portfolio at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Investment Adviser and Sub-Adviser

The Portfolio’s investment adviser is UBS Asset Managers of Puerto Rico (as previously defined, the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

UBS Asset Managers of Puerto Rico

Portfolio Manager

Name	Managed the Fund Since	Title

Leslie Highley, Jr.	2004	Managing Director of UBS Trust Company of Puerto Rico

Javier Rodriguez	2009	Director of UBS Trust Company of Puerto Rico

The Investment Adviser has also engaged the below sub-adviser (as previously defined, the “Equity Portion Portfolio Manager”) as sub-adviser to manage the Equity Portion of the Portfolio.

Atalanta Sosnoff Capital, LLC

Portfolio Manager

Name	Managed the Fund Since	Title

Craig Steinberg	2011	Portfolio Manager

Robert Ruland	2011	Portfolio Manager

Matthew Ward	2011	Portfolio Manager

Pursuant to the Investment Advisory Agreement between the Portfolio and the Investment Adviser, the Portfolio pays, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee at the annual rate of 1.00% of the Portfolio’s average daily net assets. For the fiscal year ended March 31, 2022, the Portfolio paid, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee equal to 1.00% of the Portfolio’s average daily net assets.

The Investment Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of each Portfolio and the Investment Adviser has entered into a sub-advisory agreement (the “Large Cap Core Subadvisory Agreement”) with the Equity Portion Portfolio Manager with respect to the Equity Portion of the Portfolio. Subject to the supervision of the Board of Directors, the Investment Adviser oversees the investment advisory services provided by Equity Portion Portfolio Manager. Pursuant to the Large Cap Core Subadvisory Agreement, and under the supervision of the Investment Adviser and the Board of Directors, the Equity Portion Portfolio Manager is responsible for the day-to-day investment management of the Equity Portion of the Portfolio. The Investment Adviser monitors and evaluates the Equity Portion Portfolio Manager’s performance, and oversees the Equity Portion Portfolio Manager’s compliance with the Portfolio’s investment objective, policies and restrictions. The Investment Adviser (not the Fund) pays the Equity Portion Portfolio Manager a fee up to 0.50% of the average daily net assets of the Equity Portion of the Portfolio.

In addition, the Fund will incur additional indirect expenses, which are not expected to be significant, because the Fund’s available cash balances are automatically invested in money market mutual funds, including, as permitted by law, those affiliated with the Fund, the Investment Adviser and UBS Financial Services Inc. (the “Distributor”) (an affiliate of the Investment Adviser). Such affiliated money market funds either have no sales load, distribution fees or service fees or the Investment Adviser will waive a sufficient amount of its advisory fee to offset the cost of such fees. However, such affiliated money market funds will incur other fees and expenses, which will therefore be partially indirectly borne by the Fund, and as a result by its unitholders, in addition to the fees charged to unitholders by the Fund.

Performance Information

The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The table compares the Portfolio’s performance to that of the S&P 500 Index. To the extent that dividends and distributions have been paid by the Portfolio, the performance information for the Portfolio in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Administrator had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.ubs.com/prfunds or can be obtained by phone at 1-787-250-3600.

The Portfolio’s financial performance included in this Prospectus includes the Portfolio’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.

[•]

During the ten-year period shown in the bar chart, the highest return for a quarter was [•]% (quarter ended [•]) and the lowest return for a quarter was [•]% (quarter ended [•]). [The year-to-date return as of [•] was [•]%.]

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Core Portfolio I
Return Before Taxes	[•]%	[•]%	[•]%
Return After Taxes on Distributions	[•]%	[•]%	[•]%
Return After Taxes on Distributions and Sales of Shares	[•]%	[•]%	[•]%
S&P 500 Index	29.14%	18.44%	16.52%

Large Cap Growth Portfolio I

Investment Objective

The investment objective of Large Cap Growth Portfolio I (the “Portfolio”), a series of Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

The following tables describe the fees and expenses that you may pay if you buy, hold and sell units of the Portfolio (“Units”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Unitholder Transaction Expenses (fees paid directly from your investment in the Portfolio)(1)	Class A	Class L	Class P

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None

Maximum Contingent Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None

Redemption Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1), (2)	Class A	Class L	Class P

Management Fees	1.00%	1.00%	1.00%

Distribution and Service Fees	0.25%	0.75%	None

Other Expenses(3)	1.44%	1.44%	1.44%

Administration Fees	0.15%	0.15%	0.15%

Remainder of Other Expenses(3)	1.29%	1.29%	1.29%

Total Annual Portfolio Operating Expenses	2.69%	3.19%	2.44%

Fee Waivers and/or Expense Reimbursements(2)	0.69%	0.69%	0.69%

Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	2.00%	2.50%	1.75%
(1)	Expense information in the table has been restated to reflect current fees.

(2)

UBS Trust Company of Puerto Rico, the Fund’s Administrator (in such capacity, the “Administrator”), and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay the Fund’s Other Expenses in order to ensure that Net Total Operating Expenses (excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after Fee Waivers and/or Expense Reimbursements do not exceed 2.00% of the average daily gross assets for Class A Units, 2.50% of the average daily gross assets for Class L Units, and 1.75% of the average daily gross assets for Class P Units. The Fund may have to repay some of these waivers and/or reimbursements during the following three years.

(3)

“Other Expenses” reflects Portfolio allocation of transfer agency fees based on actual transfer agency fees borne by the Portfolio, as opposed to a pro rata allocation based on the Portfolio’s assets compared to total Fund assets.

Expense Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s total annual operating expenses remains the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

*

The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through August 31, 2023. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

You would pay the following expenses if you did not redeem your Units:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Units are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example, affect the Portfolio’s performance. During the most recent fiscal year (which was prior to the Fund’s registration under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Portfolio’s portfolio turnover rate was 124.60% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of the Portfolio differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). You should read carefully the section entitled “Dividends and Taxes,” for a more detailed description of the Puerto Rico and United States tax implications an investment on the Notes. You should also consult your tax advisor about your tax situation.

With regard to the Equity Portion of the Portfolio (which will be entirely managed UBS Asset Managers of Puerto Rico (the “Investment Adviser”)), the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage a sub-adviser for the Portfolio’s Equity Portion through a sub-advisory agreement. Further, the Fund relies on an exemptive order issued by the Securities and Exchange Commission (the “SEC”) to be able to retain, remove or replace sub-advisers without a shareholder vote. Instead, the Investment Adviser will have the ultimate responsibility, subject to oversight by the Board of Directors of the Fund (the “Board” or “Board of Directors”), to oversee the Equity Portion Portfolio Manager (as defined below) and recommend its hiring, termination, and replacement.

The Fund’s investment strategy may be changed with 60 days’ prior notice to unitholders.

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of large capitalization companies (which are companies with a typical capitalization range greater than $4 billion at the time of investment) (the “Large Cap Growth Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Large Cap Growth Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Large Cap Growth Equity Portion in stock index futures contracts which reflect the investment strategy of the Large Cap Growth Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Large Cap Growth Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser has entered into a sub-advisory agreement with Winslow Capital Management LLC (the “Equity Portion Portfolio Manager”) for the Large Cap Growth Equity Portion.

Description of Equity Portion Portfolio Manager’s Investment Process – The Portfolio invests in those companies that the Equity Portion Portfolio Manager believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock mutual fund) over the long term. The Equity Portion Portfolio Manager seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value. When purchasing stocks for the Portfolio, the Equity Portion Portfolio Manager looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm’s competitive advantages; high, and preferably rising, returns on invested capital; deploys excess cash flow to enhance shareholder return; and demonstrates sound corporate governance. As part of its qualitative assessment of each potential investment, the Equity Portion Portfolio Manager evaluates the company’s non-financial performance among certain environmental, social and governance (“ESG”) factors. The Equity Portion Portfolio Manager then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives and increasing transparency into its ESG practices. The Equity Portion Portfolio Manager may give consideration to ESG factors including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy. ESG factors are evaluated by the Sub-advisor based on data provided by independent ESG research vendors. The evaluation of ESG factors is integrated as one of several aspects of the Equity Portion Portfolio Manager’s investment process and the Equity Portion Portfolio Manager does not forgo potential investments strictly based on the evaluation of ESG factors. The Equity Portion Portfolio Manager takes a “bottom-up” investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions. Under normal market conditions, the Equity Portion Portfolio Manager employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Equity Portion Portfolio Manager

To the extent the Equity Portion of the Portfolio is invested in stock index futures contracts, the amounts invested in common stock or other equity securities of U.S. or foreign companies by the Equity Portion Portfolio Manager will be correspondingly reduced. The amount used to enter into futures contracts (i.e., the margin) will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

The Portfolio’s investment objective may not be changed, unless such change is authorized by the holders of a majority of the Portfolio’s outstanding units, if the change is recommended by the Board or at least 75% of the Portfolio’s outstanding units if the change is not recommended by the Board of Directors. The Portfolio’s investment strategy may be changed by the Board of Directors in its discretion, in consultation with the Investment Adviser.

Equity Portion – In choosing the Equity Portion Portfolio Manager, the Investment Adviser considers a range of criteria, including but not limited to the following: investment management experience; the historical performance; the investment styles and strategies employed; the quality and stability of the Equity Portion Portfolio Manager’s organization; and the ability to consistently and effectively apply its investment approach. The Fund may offer additional Portfolios advised by different Equity Portion Portfolio Managers from time to time.

The Fund may discontinue offering a Portfolio, or remove or replace the Equity Portion Portfolio Manager for a given Portfolio, subject to the approval of the Board of Directors in each case. In order for the Fund to remove or replace the Equity Portion Portfolio Manager, the Investment Adviser would select a different Equity Portion Portfolio Manager to manage the Portfolio’s account and enter into a new sub-advisory agreement. If the Equity Portion Portfolio Manager for a Portfolio in which you invest is to be removed or replaced, you will be notified and entitled to either remain in the Portfolio under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, exchange your investments for units in another Portfolio or redeem your units without additional charge. There will be no refund, however, of sales charges or other fees previously paid. If an investor fails to provide instructions within the period indicated in the notice, or if the Fund does not receive notice of the removal of the Equity Portion Portfolio Manager in sufficient time to provide the affected unitholders with advance notice, such unitholder’s investments will remain in the Portfolio, the Equity Portion of which will be under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, which may differ from the previous Equity Portion Portfolio Manager in investment style or other factors, until such notice can be provided and instructions are received from the unitholder.

You will have the opportunity to allocate and reallocate your investments among the Portfolios at your own discretion and based on your individual investment needs and goals, subject, in certain cases, to the conditions set forth on page [-] under the section “Exchanges from One Portfolio to Another.”

Puerto Rico Securities Portion – Under normal market conditions, the Investment Adviser on a daily basis invests 20% of the Portfolio in the Puerto Rico portion of the Portfolio. This portion is invested in taxable fixed-income securities (cash equivalents issued by Puerto Rico entities). In determining in which securities to invest in, the Investment Adviser utilizes a fundamental analysis focusing on credit quality, liquidity and yield.

Credit Quality. This analysis starts with the rating of the securities. The Investment Adviser emphasizes the credit quality of the securities or credit quality collateralizing any repurchase agreement or time deposits accounts. Only securities or investment grade rated institutions are analyzed. The structure and collateral of the security is also an important consideration.

Liquidity. The liquidity of the assets is a key consideration. To enhance the liquidity of portfolio, the Investment Adviser staggers maturities so as to have sufficient daily liquidity.

Yield. The Investment Adviser seeks to maximize the yield of the securities held by the Portfolio. Given the credit and liquidity bias, yield is a secondary consideration and the Portfolio may invest a higher percentage of its assets in lower yielding, but higher quality and more liquid securities.

By investing in stock index futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the portfolio that approximates the result that might be achieved by investing all of the assets of the Puerto Rico portion in the securities comprising the portfolio benchmark.

No assurance can be given that such strategy will be successful or such results attained. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of the Portfolio directly.

Principal Risks

The following is a summary discussion of the principal risks of investing in the Portfolio. Risk is inherent in all investing. There can be no guarantee that the Portfolio will meet its investment objective or that the performance of the Portfolio will be positive for any period of time. You may lose money by investing in the Portfolio.

Investment and Market Risk. The Portfolio’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because the Portfolio invests in investment securities, the Portfolio’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Portfolio and you may lose money.

An investment in the Units is designed primarily, and is suitable only, for long-term investors, and is not suitable for all investors.

Coronavirus and Public Health Emergencies. As of the date of this prospectus, there is an outbreak of a novel and highly contagious form of coronavirus COVID-19, which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion Portfolio Manager selected by the Investment Adviser will be successful, and certain Portfolios may be more or less successful than others. The overall success of your investment in the Fund also may depend on your ability to choose successfully from among the Portfolios.

An investment in the units offered by the Fund is designed primarily, and is suitable only, for long-term investors, and may not be suitable for all investors. Further, an investment in the Fund is not equivalent to an investment in the underlying securities of the Fund and investors in the units should not view the Fund as a vehicle for trading purposes.

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolio, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion Portfolio Manager also may have interests in, or business relationships with, a company in which the Portfolio invests and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are the riskiest investment in a company and they fluctuate in value more than bonds. The Portfolio could lose all of its investment in a company’s stock.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolio invests in other Puerto Rico securities, it will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolio could cause significant fluctuations in the Portfolio’s net asset value price. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolio may experience greater price volatility than if it held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolio in such securities is subject to their availability in the open market.

Loss of Tax Benefits Risk. Unitholders of the Fund (“Unitholders”) who cease to be Puerto Rico Investors (as defined below) may lose certain tax benefits that had previously been available to them and Portfolio distributions will likely be taxable for such Unitholders.

Futures. The Portfolio may invest a portion of its Equity Portion in futures contracts in the relevant stock index for the Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolio plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolio may use financial instruments referred to as derivatives with respect to its Puerto Rico Securities Portion, which derive their value from another security, or an index (a measure of value or rates). The Portfolio’s investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Portfolio. For example, investments in derivatives linked to an equities index may subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If the Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

The SEC has adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 has been adopted but will be implemented no earlier than July 2022 (the “Compliance Date”). On and after the Compliance Date, Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Credit and Interest Rate Risks. The investment by the Portfolio in bonds and other income-producing securities, such as preferred stock, are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolio also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser determines to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of the Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of the Portfolio’s investments in bonds will fall as a result.

Non-Diversification Risk. Certain Portfolios may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations in a Portfolio’s net asset value as a result of changes in the market’s assessment of the financial condition of those issuers.

Illiquid Securities Risk. The Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of the Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that you have the exclusive right to the assets, income, and profits from the Portfolio(s) in which you invest, and only bear the expenses, deductions and costs properly attributable or allocated to those Portfolio(s).

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to effect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager, or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolio independently, the Investment Adviser may not always have access to information concerning the securities positions of the Portfolio at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Investment Adviser and Sub-Adviser

The Portfolio’s investment adviser is UBS Asset Managers of Puerto Rico (as previously defined, the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

UBS Asset Managers of Puerto Rico

Portfolio Manager

Name	Managed the Fund Since	Title

Leslie Highley, Jr.	2004	Managing Director of UBS Trust Company of Puerto Rico

Javier Rodriguez	2009	Director of UBS Trust Company of Puerto Rico

The Investment Adviser has also engaged the below sub-adviser (as previously defined, the “Equity Portion Portfolio Manager”) as sub-adviser to manage the Equity Portion of the Portfolio.

Winslow Capital Management, LLC

Portfolio Manager

Name	Managed the Fund Since	Title

Justin H. Kelly	2021	Chief Executive Officer, Chief Investment Officer, and Portfolio Manager

Patrick M. Burton	2021	Senior Managing Director and Portfolio Manager

Peter A. Dlugosch	2022	Managing Director and Portfolio Manager

Pursuant to the Investment Advisory Agreement between the Portfolio and the Investment Adviser, the Portfolio pays, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee at the annual rate of 1.00% of the Portfolio’s average daily net assets. For the fiscal year ended March 31, 2022, the Portfolio paid, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee equal to 1.00% of the Portfolio’s average daily net assets.

The Investment Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of each Portfolio and the Investment Adviser has entered into a sub-advisory agreement (the “Large Cap Growth Subadvisory Agreement”) with the Equity Portion Portfolio Manager with respect to the Equity Portion of the Portfolio. Subject to the supervision of the Board of Directors, the Investment Adviser oversees the investment advisory services provided by Equity Portion Portfolio Manager. Pursuant to the Large Cap Growth Subadvisory Agreement, and under the supervision of the Investment Adviser and the Board of Directors, the Equity Portion Portfolio Manager is responsible for the day-to-day investment management of the Equity Portion of the Portfolio. The Investment Adviser monitors and evaluates the Equity Portion Portfolio Manager’s performance, and oversees the Equity Portion Portfolio Manager’s compliance with the Portfolio’s investment objective, policies and restrictions. The Investment Adviser (not the Fund) pays the Equity Portion Portfolio Manager a fee up to 0.50% of the average daily net assets of the Equity Portion of the Portfolio.

In addition, the Fund will incur additional indirect expenses, which are not expected to be significant, because the Fund’s available cash balances are automatically invested in money market mutual funds, including, as permitted by law, those affiliated with the Fund, the Investment Adviser and UBS Financial Services Inc. (the “Distributor”) (an affiliate of the Investment Adviser). Such affiliated money market funds either have no sales load, distribution fees or service fees or the Investment Adviser will waive a sufficient amount of its advisory fee to offset the cost of such fees. However, such affiliated money market funds will incur other fees and expenses, which will therefore be partially indirectly borne by the Fund, and as a result by its unitholders, in addition to the fees charged to unitholders by the Fund.

Performance Information

The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The table compares the Portfolio’s performance to that of the Russell 1000® Growth Index. To the extent that dividends and distributions have been paid by the Portfolio, the performance information for the Portfolio in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Administrator had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.ubs.com/prfunds or can be obtained by phone at 1-787-250-3600.

The Portfolio’s financial performance included in this Prospectus includes the Portfolio’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.

[•]

During the ten-year period shown in the bar chart, the highest return for a quarter was [•]% (quarter ended [•]) and the lowest return for a quarter was [•]% (quarter ended [•]). [The year-to-date return as of [•] was [•]%.]

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Growth Portfolio I
Return Before Taxes	[•]%	[•]%	[•]%
Return After Taxes on Distributions	[•]%	[•]%	[•]%
Return After Taxes on Distributions and Sales of Shares	[•]%	[•]%	[•]%
Russell 1000 Growth Index	27.31%	25.29%	19.76%

Mid Cap Core Portfolio I

Investment Objective

The investment objective of Mid Cap Core Portfolio I (the “Portfolio”), a series of Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

The following tables describe the fees and expenses that you may pay if you buy, hold and sell units of the Portfolio (“Units”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Unitholder Transaction Expenses (fees paid directly from your investment in the Portfolio)(1)	Class A	Class L	Class P

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None

Maximum Contingent Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None

Redemption Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1), (2)	Class A	Class L	Class P

Management Fees	1.00%	1.00%	1.00%

Distribution and Service Fees	0.25%	0.75%	None

Other Expenses(3)	1.57%	1.57%	1.57%

Administration Fees	0.15%	0.15%	0.15%

Remainder of Other Expenses(3)	1.42%	1.42%	1.42%

Total Annual Portfolio Operating Expenses	2.82%	3.32%	2.57%

Fee Waivers and/or Expense Reimbursements(2)	0.82%	0.82%	0.82%

Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	2.00%	2.50%	1.75%
(1)	Expense information in the table has been restated to reflect current fees.

(2)

UBS Trust Company of Puerto Rico, the Fund’s Administrator (in such capacity, the “Administrator”), and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay the Fund’s Other Expenses in order to ensure that Net Total Operating Expenses (excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after Fee Waivers and/or Expense Reimbursements do not exceed 2.00% of the average daily gross assets for Class A Units, 2.50% of the average daily gross assets for Class L Units, and 1.75% of the average daily gross assets for Class P Units. The Fund may have to repay some of these waivers and/or reimbursements during the following three years.

(3)

“Other Expenses” include fees for certain unitholder services, custodial and transfer agency fees, legal, regulatory and accounting fees, printing costs and registration fees. “Other Expenses” reflects Portfolio allocation of transfer agency fees based on actual transfer agency fees borne by the Portfolio, as opposed to a pro rata allocation based on the Portfolio’s assets compared to total Fund assets.

Expense Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s total annual operating expenses remains the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

*

The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through August 31, 2023. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

You would pay the following expenses if you did not redeem your Units:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Units are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example, affect the Portfolio’s performance. During the most recent fiscal year (which was prior to the Fund’s registration under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Portfolio’s portfolio turnover rate was 101.44% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of the Portfolio differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). You should read carefully the section entitled “Dividends and Taxes,” for a more detailed description of the Puerto Rico and United States tax implications an investment on the Notes. You should also consult your tax advisor about your tax situation.

With regard to the Equity Portion of the Portfolio (which will be entirely managed by UBS Asset Managers of Puerto Rico (the “Investment Adviser”)), the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage a sub-adviser for the Portfolio’s Equity Portion through a sub-advisory agreement. Further, the Fund relies on an exemptive order issued by the Securities and Exchange Commission (the “SEC”) to be able to retain, remove or replace sub-advisers without a shareholder vote. Instead, the Investment Adviser will have the ultimate responsibility, subject to oversight by the Board of Directors of the Fund (the “Board” or “Board of Directors”), to oversee the Equity Portion Portfolio Manager (as defined below) and recommend its hiring, termination, and replacement.

The Fund’s investment strategy may be changed with 60 days’ prior notice to unitholders.

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of medium capitalization U.S. companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investments) (the “Mid Cap Core Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Mid Cap Core Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Mid Cap Core Equity Portion in stock index futures contracts which reflect the investment strategy of the Mid Cap Core Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Mid Cap Core Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with London Company of Virginia d/b/a/ The London Company (the “Equity Portion Portfolio Manager”) for the Mid Cap Core Equity Portion.

Description of Equity Portion Portfolio Manager’s Investment Process – The Equity Portion Portfolio Manager takes a long term total return mindset to building portfolios, with a primary focus on downside protection, with capital appreciation as a secondary objective. The investment team believes in investing like private market buyers, focusing on cash return on tangible capital; they believe value is defined by discounting cash inflows and outflows by an optimal cost of capital. Bottom-up stock selection is a critical component of their investment process as the firm’s process begins with a screen to identify companies characterized by high return on operating capital (profitability), consistent and stable free cash flow yield (cash generation), and attractive operating earnings/enterprise value (valuation). Their fundamental research consists of four critical elements: Balance sheet optimization analysis, Private Market Value Analysis, Corporate governance/management incentives audit, and Insider ownership/trading activity. This results in a portfolio of 25 – 35 stocks which the manager believes are trading at significant discount to fair market value. Positions are generally started with a weight of 3-5%, and individual positions may not exceed 10% of the portfolio. They generally will not add to declining positions and allow winners to run.

To the extent the Equity Portion of the Portfolio is invested in stock index futures contracts, the amounts invested in common stock or other equity securities of U.S. or foreign companies by the Equity Portion Portfolio Manager will be correspondingly reduced. The amount used to enter into futures contracts (i.e., the margin) will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

The Portfolio’s investment objective may not be changed, unless such change is authorized by the holders of a majority of the Portfolio’s outstanding units, if the change is recommended by the Board or at least 75% of the Portfolio’s outstanding units if the change is not recommended by the Board of Directors. The Portfolio’s investment strategy may be changed by the Board of Directors in its discretion, in consultation with the Investment Adviser.

Equity Portion – In choosing the Equity Portion Portfolio Manager, the Investment Adviser considers a range of criteria, including but not limited to the following: investment management experience; the historical performance; the investment styles and strategies employed; the quality and stability of the Equity Portion Portfolio Manager’s organization; and the ability to consistently and effectively apply its investment approach. The Fund may offer additional Portfolios advised by different Equity Portion Portfolio Managers from time to time.

The Fund may discontinue offering a Portfolio, or remove or replace the Equity Portion Portfolio Manager for a given Portfolio, subject to the approval of the Board of Directors in each case. In order for the Fund to remove or replace the Equity Portion Portfolio Manager, the Investment Adviser would select a different Equity Portion Portfolio Manager to manage the Portfolio’s account and enter into a new sub-advisory agreement. If the Equity Portion Portfolio Manager for a Portfolio in which you invest is to be removed or replaced, you will be notified and entitled to either remain in the Portfolio under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, exchange your investments for units in another Portfolio or redeem your units without additional charge. There will be no refund, however, of sales charges or other fees previously paid. If an investor fails to provide instructions within the period indicated in the notice, or if the Fund does not receive notice of the removal of the Equity Portion Portfolio Manager in sufficient time to provide the affected unitholders with advance notice, such unitholder’s investments will remain in the Portfolio, the Equity Portion of which will be under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, which may differ from the previous Equity Portion Portfolio Manager in investment style or other factors, until such notice can be provided and instructions are received from the unitholder.

You will have the opportunity to allocate and reallocate your investments among the Portfolios at your own discretion and based on your individual investment needs and goals, subject, in certain cases, to the conditions set forth on page [-] under the section “Exchanges from One Portfolio to Another.”

Puerto Rico Securities Portion – Under normal market conditions, the Investment Adviser on a daily basis invests 20% of the Portfolio in the Puerto Rico portion of the Portfolio. This portion is invested in taxable fixed-income securities (cash equivalents issued by Puerto Rico entities). In determining in which securities to invest in, the Investment Adviser utilizes a fundamental analysis focusing on credit quality, liquidity and yield.

Credit Quality. This analysis starts with the rating of the securities. The Investment Adviser emphasizes the credit quality of the securities or credit quality collateralizing any repurchase agreement or time deposits accounts. Only securities or investment grade rated institutions are analyzed. The structure and collateral of the security is also an important consideration.

Liquidity. The liquidity of the assets is a key consideration. To enhance the liquidity of portfolio, the Investment Adviser staggers maturities so as to have sufficient daily liquidity.

Yield. The Investment Adviser seeks to maximize the yield of the securities held by the Portfolio. Given the credit and liquidity bias, yield is a secondary consideration and the Portfolio may invest a higher percentage of its assets in lower yielding, but higher quality and more liquid securities.

By investing in stock index futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the portfolio that approximates the result that might be achieved by investing all of the assets of the Puerto Rico portion in the securities comprising the portfolio benchmark.

No assurance can be given that such strategy will be successful or such results attained. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of the Portfolio directly.

Principal Risks

The following is a summary discussion of the principal risks of investing in the Portfolio. Risk is inherent in all investing. There can be no guarantee that the Portfolio will meet its investment objective or that the performance of the Portfolio will be positive for any period of time. You may lose money by investing in the Portfolio.

Investment and Market Risk. The Portfolio’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because the Portfolio invests in investment securities, the Portfolio’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Portfolio and you may lose money.

An investment in the Units is designed primarily, and is suitable only, for long-term investors, and is not suitable for all investors.

Coronavirus and Public Health Emergencies. As of the date of this prospectus, there is an outbreak of a novel and highly contagious form of coronavirus COVID-19, which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion Portfolio Manager selected by the Investment Adviser will be successful, and certain Portfolios may be more or less successful than others. The overall success of your investment in the Fund also may depend on your ability to choose successfully from among the Portfolios.

An investment in the units offered by the Fund is designed primarily, and is suitable only, for long-term investors, and may not be suitable for all investors. Further, an investment in the Fund is not equivalent to an investment in the underlying securities of the Fund and investors in the units should not view the Fund as a vehicle for trading purposes.

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolio, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion Portfolio Manager also may have interests in, or business relationships with, a company in which the Portfolio invests and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are the riskiest investment in a company and they fluctuate in value more than bonds. The Portfolio could lose all of its investment in a company’s stock.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolio invests in other Puerto Rico securities, it will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolio could cause significant fluctuations in the Portfolio’s net asset value price. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolio may experience greater price volatility than if it held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolio in such securities is subject to their availability in the open market.

Loss of Tax Benefits Risk. Unitholders of the Fund (“Unitholders”) who cease to be Puerto Rico Investors (as defined below) may lose certain tax benefits that had previously been available to them and Portfolio distributions will likely be taxable for such Unitholders.

Futures. The Portfolio may invest a portion of its Equity Portion in futures contracts in the relevant stock index for the Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolio plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolio may use financial instruments referred to as derivatives with respect to its Puerto Rico Securities Portion, which derive their value from another security, or an index (a measure of value or rates). The Portfolio’s investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Portfolio. For example, investments in derivatives linked to an index may subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If the Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

The SEC has adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 has been adopted but will be implemented no earlier than July 2022 (the “Compliance Date”). On and after the Compliance Date, Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Credit and Interest Rate Risks. The investment by the Portfolio in bonds and other income-producing securities, such as preferred stock, are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolio also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser determines to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of the Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of the Portfolio’s investments in bonds will fall as a result.

Non-Diversification Risk. Certain Portfolios may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations in a Portfolio’s net asset value as a result of changes in the market’s assessment of the financial condition of those issuers.

Illiquid Securities Risk. The Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of the Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that you have the exclusive right to the assets, income, and profits from the Portfolio(s) in which you invest, and only bear the expenses, deductions and costs properly attributable or allocated to those Portfolio(s).

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to effect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager, or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolio independently, the Investment Adviser may not always have access to information concerning the securities positions of the Portfolio at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Mid Cap Company Risk. The Portfolio may invest to a significant degree in common stocks of mid cap companies. These companies present greater risks because they generally are more vulnerable to adverse business or economic developments and they may have more limited resources.

Investment Adviser and Sub-Adviser

The Portfolio’s investment adviser is UBS Asset Managers of Puerto Rico (as previously defined, the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

UBS Asset Managers of Puerto Rico

Portfolio Manager

Name	Managed the Fund Since	Title

Leslie Highley, Jr.	2004	Managing Director of UBS Trust Company of Puerto Rico

Javier Rodriguez	2009	Director of UBS Trust Company of Puerto Rico

The Investment Adviser has also engaged the below sub-adviser (as previously defined, the “Equity Portion Portfolio Manager”) as sub-adviser to manage the Equity Portion of the Portfolio.

The London Company

Portfolio Manager

Name	Managed the Fund Since	Title

Stephen M. Goddard, CFA	2021	Managing Principal, Founder, CIO, and Co-Lead Portfolio Manager

J. Brian Campbell, CFA	2021	Principal, Co-Lead Portfolio Manager

Pursuant to the Investment Advisory Agreement between the Portfolio and the Investment Adviser, the Portfolio pays, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee at the annual rate of 1.00% of the Portfolio’s average daily net assets. For the fiscal year ended March 31, 2022, the Portfolio paid, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee equal to 1.00% of the Portfolio’s average daily net assets.

The Investment Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of each Portfolio and the Investment Adviser has entered into a sub-advisory agreement (the “Mid Cap Core Subadvisory Agreement”) with the Equity Portion Portfolio Manager with respect to the Equity Portion of the Portfolio. Subject to the supervision of the Board of Directors, the Investment Adviser oversees the investment advisory services provided by Equity Portion Portfolio Manager. Pursuant to the Mid Cap Core Subadvisory Agreement, and under the supervision of the Investment Adviser and the Board of Directors, the Equity Portion Portfolio Manager is responsible for the day-to-day investment management of the Equity Portion of the Portfolio. The Investment Adviser monitors and evaluates the Equity Portion Portfolio Manager’s performance, and oversees the Equity Portion Portfolio Manager’s compliance with the Portfolio’s investment objective, policies and restrictions. The Investment Adviser (not the Fund) pays the Equity Portion Portfolio Manager a fee up to 0.60% of the average daily net assets of the Equity Portion of the Portfolio.

In addition, the Fund will incur additional indirect expenses, which are not expected to be significant, because the Fund’s available cash balances are automatically invested in money market mutual funds, including, as permitted by law, those affiliated with the Fund, the Investment Adviser and UBS Financial Services Inc. (the “Distributor”) (an affiliate of the Investment Adviser). Such affiliated money market funds either have no sales load, distribution fees or service fees or the Investment Adviser will waive a sufficient amount of its advisory fee to offset the cost of such fees. However, such affiliated money market funds will incur other fees and expenses, which will therefore be partially indirectly borne by the Fund, and as a result by its unitholders, in addition to the fees charged to unitholders by the Fund.

Performance Information

The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The table compares the Portfolio’s performance to that of the Russell Midcap Index. To the extent that dividends and distributions have been paid by the Portfolio, the performance information for the Portfolio in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Administrator had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.ubs.com/prfunds or can be obtained by phone at 1-787-250-3600.

The Portfolio’s financial performance included in this Prospectus includes the Portfolio’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.

[•]

During the ten-year period shown in the bar chart, the highest return for a quarter was [•]% (quarter ended [•]) and the lowest return for a quarter was [•]% (quarter ended [•]). [The year-to-date return as of [•] was [•]%.]

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	5 Years	10 Years
Mid Cap Core Portfolio I
Return Before Taxes	[•]%	[•]%	[•]%
Return After Taxes on Distributions	[•]%	[•]%	[•]%
Return After Taxes on Distributions and Sales of Shares	[•]%	[•]%	[•]%
Russell Midcap Index	22.87%	15.06%	14.88%

Small Cap Core Portfolio I

Investment Objective

The investment objective of Small Cap Core Portfolio I (the “Portfolio”), a series of Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

The following tables describe the fees and expenses that you may pay if you buy, hold and sell units of the Portfolio (“Units”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Unitholder Transaction Expenses (fees paid directly from your investment in the Portfolio)(1)	Class A	Class L	Class P

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None

Maximum Contingent Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None

Redemption Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1), (2)	Class A	Class L	Class P

Management Fees	1.00%	1.00%	1.00%

Distribution and Service Fees	0.25%	0.75%	None

Other Expenses(3)	1.74%	1.74%	1.74%
Administration Fees	0.15%	0.15%	0.15%
Remainder of Other Expenses(3)	1.59%	1.59%	1.59%

Total Annual Portfolio Operating Expenses	2.99%	3.49%	2.74%

Fee Waivers and/or Expense Reimbursements(2)	0.99%	0.99%	0.99%

Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	2.00%	2.50%	1.75%
(1)	Expense information in the table has been restated to reflect current fees.

(2)

UBS Trust Company of Puerto Rico, the Fund’s Administrator (in such capacity, the “Administrator”), and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay the Fund’s Other Expenses in order to ensure that Net Total Operating Expenses (excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after Fee Waivers and/or Expense Reimbursements do not exceed 2.00% of the average daily gross assets for Class A Units, 2.50% of the average daily gross assets for Class L Units, and 1.75% of the average daily gross assets for Class P Units. The Fund may have to repay some of these waivers and/or reimbursements during the following three years.

(3)

“Other Expenses” include fees for certain unitholder services, custodial and transfer agency fees, legal, regulatory and accounting fees, printing costs and registration fees. “Other Expenses” reflects Portfolio allocation of transfer agency fees based on actual transfer agency fees borne by the Portfolio, as opposed to a pro rata allocation based on the Portfolio’s assets compared to total Fund assets.

Expense Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s total annual operating expenses remains the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L (Estimate)	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

* The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through August 31, 2023. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

You would pay the following expenses if you did not redeem your Units:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L (Estimate)	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Units are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example, affect the Portfolio’s performance. During the most recent fiscal year (which was prior to the Fund’s registration under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Portfolio’s portfolio turnover rate was 146.86% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of the Portfolio differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). You should read carefully the section entitled “Dividends and Taxes,” for a more detailed description of the Puerto Rico and United States tax implications an investment on the Notes. You should also consult your tax advisor about your tax situation.

With regard to the Equity Portion of the Portfolio (which will be entirely managed by UBS Asset Managers of Puerto Rico (the “Investment Adviser”)), the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage a sub-adviser for the Portfolio’s Equity Portion through a sub-advisory agreement. Further, the Fund relies on an exemptive order issued by the Securities and Exchange Commission (the “SEC”) to be able to retain, remove or replace sub-advisers without a shareholder vote. Instead, the Investment Adviser will have the ultimate responsibility, subject to oversight by the Board of Directors of the Fund (the “Board” or “Board of Directors”), to oversee the Equity Portion Portfolio Manager (as defined below) and recommend its hiring, termination, and replacement.

The Fund’s investment strategy may be changed with 60 days’ prior notice to unitholders.

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of small capitalization U.S. companies (which companies with market capitalizations below $5 billion at the time of original purchase) (the “Small Cap Core Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Small Cap Core Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Small Cap Core Equity Portion in stock index futures contracts which reflect the investment strategy of the Small Cap Core Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Small Cap Core Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with Cambiar Investors, LLC (the “Equity Portion Portfolio Manager”) for the Small Cap Core Equity Portion.

Description Equity Portion Portfolio Manager’s Investment Process – The Equity Portion Portfolio Manager strategy employs a fundamental, bottom-up investment discipline that is best categorized as relative value. The Equity Portion Portfolio Manager team seeks to identify quality small cap companies that are trading at a reasonable valuation and have a demonstrated track record of capital discipline – as measured by metrics such as return on capital, low leverage and durable free cashflow. The Portfolio Managers then blend this bottom-up company research with a disciplined portfolio construction process that focuses on balance and diversity of return drivers.

The Equity Portion Portfolio Manager philosophy is rooted in three key tenets: Quality, Price, Discipline.

Quality is the cornerstone of the Equity Portion Portfolio Manager investment philosophy. The Equity Portion Portfolio Manager believes that attaching to quality businesses is the most prudent path to building long-term wealth. Adherence to quality is a critical input to protecting capital in down markets, and thus allowing the Equity Portion Portfolio Manager to compound off a higher base over time. The Equity Portion Portfolio Manager looks to attach to great businesses at a reasonable price relative to future earning/cashflow expectations.

Discipline – strict adherence to a well-defined underwriting discipline is necessary to outperform over a longer-term arc, and has become even more important in an increasingly passive/mechanical trading environment.

The result is a high active share portfolio of ~50 companies that can outperform the small cap market over a market cycle.

To the extent the Equity Portion of the Portfolio is invested in stock index futures contracts, the amounts invested in common stock or other equity securities of U.S. or foreign companies by the Equity Portion Portfolio Manager will be correspondingly reduced. The amount used to enter into futures contracts (i.e., the margin) will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

The Portfolio’s investment objective may not be changed, unless such change is authorized by the holders of a majority of the Portfolio’s outstanding units, if the change is recommended by the Board or at least 75% of the Portfolio’s outstanding units if the change is not recommended by the Board of Directors. The Portfolio’s investment strategy may be changed by the Board of Directors in its discretion, in consultation with the Investment Adviser.

Equity Portion – In choosing the Equity Portion Portfolio Manager, the Investment Adviser considers a range of criteria, including but not limited to the following: investment management experience; the historical performance; the investment styles and strategies employed; the quality and stability of the Equity Portion Portfolio Manager’s organization; and the ability to consistently and effectively apply its investment approach. The Fund may offer additional Portfolios advised by different Equity Portion Portfolio Managers from time to time.

The Fund may discontinue offering a Portfolio, or remove or replace the Equity Portion Portfolio Manager for a given Portfolio, subject to the approval of the Board of Directors in each case. In order for the Fund to remove or replace the Equity Portion Portfolio Manager, the Investment Adviser would select a different Equity Portion Portfolio Manager to manage the Portfolio’s account and enter into a new sub-advisory agreement. If the Equity Portion Portfolio Manager for a Portfolio in which you invest is to be removed or replaced, you will be notified and entitled to either remain in the Portfolio under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, exchange your investments for units in another Portfolio or redeem your units without additional charge. There will be no refund, however, of sales charges or other fees previously paid. If an investor fails to provide instructions within the period indicated in the notice, or if the Fund does not receive notice of the removal of the Equity Portion Portfolio Manager in sufficient time to provide the affected unitholders with advance notice, such unitholder’s investments will remain in the Portfolio, the Equity Portion of which will be under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, which may differ from the previous Equity Portion Portfolio Manager in investment style or other factors, until such notice can be provided and instructions are received from the unitholder.

You will have the opportunity to allocate and reallocate your investments among the Portfolios at your own discretion and based on your individual investment needs and goals, subject, in certain cases, to the conditions set forth on page [-] under the section “Exchanges from One Portfolio to Another.”

Puerto Rico Securities Portion – Under normal market conditions, the Investment Adviser on a daily basis invests 20% of the Portfolio in the Puerto Rico portion of the Portfolio. This portion is invested in taxable fixed-income securities (cash equivalents issued by Puerto Rico entities). In determining in which securities to invest in, the Investment Adviser utilizes a fundamental analysis focusing on credit quality, liquidity and yield.

Credit Quality. This analysis starts with the rating of the securities. The Investment Adviser emphasizes the credit quality of the securities or credit quality collateralizing any repurchase agreement or time deposits accounts. Only securities or investment grade rated institutions are analyzed. The structure and collateral of the security is also an important consideration.

Liquidity. The liquidity of the assets is a key consideration. To enhance the liquidity of portfolio, the Investment Adviser staggers maturities so as to have sufficient daily liquidity.

Yield. The Investment Adviser seeks to maximize the yield of the securities held by the Portfolio. Given the credit and liquidity bias, yield is a secondary consideration and the Portfolio may invest a higher percentage of its assets in lower yielding, but higher quality and more liquid securities.

By investing in stock index futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the portfolio that approximates the result that might be achieved by investing all of the assets of the Puerto Rico portion in the securities comprising the portfolio benchmark.

No assurance can be given that such strategy will be successful or such results attained. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of the Portfolio directly.

Principal Risks

The following is a summary discussion of the principal risks of investing in the Portfolio. Risk is inherent in all investing. There can be no guarantee that the Portfolio will meet its investment objective or that the performance of the Portfolio will be positive for any period of time. You may lose money by investing in the Portfolio.

Investment and Market Risk. The Portfolio’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because the Portfolio invests in investment securities, the Portfolio’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Portfolio and you may lose money.

An investment in the Units is designed primarily, and is suitable only, for long-term investors, and is not suitable for all investors.

Coronavirus and Public Health Emergencies. As of the date of this prospectus, there is an outbreak of a novel and highly contagious form of coronavirus COVID-19, which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion Portfolio Manager selected by the Investment Adviser will be successful, and certain Portfolios may be more or less successful than others. The overall success of your investment in the Fund also may depend on your ability to choose successfully from among the Portfolios.

An investment in the units offered by the Fund is designed primarily, and is suitable only, for long-term investors, and may not be suitable for all investors. Further, an investment in the Fund is not equivalent to an investment in the underlying securities of the Fund and investors in the units should not view the Fund as a vehicle for trading purposes.

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolio, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion Portfolio Manager also may have interests in, or business relationships with, a company in which the Portfolio invests and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are the riskiest investment in a company and they fluctuate in value more than bonds. The Portfolio could lose all of its investment in a company’s stock.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolio invests in other Puerto Rico securities, it will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolio could cause significant fluctuations in the Portfolio’s net asset value price. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolio may experience greater price volatility than if it held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolio in such securities is subject to their availability in the open market.

Loss of Tax Benefits Risk. Unitholders of the Fund (“Unitholders”) who cease to be Puerto Rico Investors (as defined below) may lose certain tax benefits that had previously been available to them and Portfolio distributions will likely be taxable for such Unitholders.

Futures. The Portfolio may invest a portion of its Equity Portion in futures contracts in the relevant stock index for the Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolio plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolio may use financial instruments referred to as derivatives with respect to its Puerto Rico Securities Portion, which derive their value from another security, or an index (a measure of value or rates). The Portfolio’s investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Portfolio. For example, investments in derivatives linked to an equities index may subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If the Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

The SEC has adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 has been adopted but will be implemented no earlier than July 2022 (the “Compliance Date”). On and after the Compliance Date, Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Credit and Interest Rate Risks. The investment by the Portfolio bonds and other income-producing securities, such as preferred stock, are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolio also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser determines to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of the Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of the Portfolio’s investments in bonds will fall as a result.

Non-Diversification Risk. Certain Portfolios may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations in a Portfolio’s net asset value as a result of changes in the market’s assessment of the financial condition of those issuers.

Illiquid Securities Risk. The Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of the Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that you have the exclusive right to the assets, income, and profits from the Portfolio(s) in which you invest, and only bear the expenses, deductions and costs properly attributable or allocated to those Portfolio(s).

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to effect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager, or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolio independently, the Investment Adviser may not always have access to information concerning the securities positions of the Portfolio at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Small Cap Company Risk. The Portfolio may invest to a significant degree in common stocks of small cap companies. These companies present greater risks because they generally are more vulnerable to adverse business or economic developments and they may have more limited resources.

Investment Adviser and Sub-Adviser

The Portfolio’s investment adviser is UBS Asset Managers of Puerto Rico (as previously defined, the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

UBS Asset Managers of Puerto Rico

Portfolio Manager

Name	Managed the Fund Since	Title

Leslie Highley, Jr.	2004	Managing Director of UBS Trust Company of Puerto Rico

Javier Rodriguez	2009	Director of UBS Trust Company of Puerto Rico

The Investment Adviser has also engaged the below sub-adviser (as previously defined, the “Equity Portion Portfolio Manager”) as sub-adviser to manage the Equity Portion of the Portfolio.

Cambiar Investors, LLC

Portfolio Manager

Name	Managed the Fund Since	Title

Andrew Baumbusch	2021	Portfolio Manager

Colin Dunn, CFA	2021	Portfolio Manager

Pursuant to the Investment Advisory Agreement between the Portfolio and the Investment Adviser, the Portfolio pays, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee at the annual rate of 1.00% of the Portfolio’s average daily net assets. For the fiscal year ended March 31, 2022, the Portfolio paid, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee equal to 1.00% of the Portfolio’s average daily net assets.

The Investment Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of each Portfolio and the Investment Adviser has entered into a sub-advisory agreement (the “Small Cap Core Subadvisory Agreement”) with the Equity Portion Portfolio Manager with respect to the Equity Portion of the Portfolio. Subject to the supervision of the Board of Directors, the Investment Adviser oversees the investment advisory services provided by Equity Portion Portfolio Manager. Pursuant to the Small Cap Core Subadvisory Agreement, and under the supervision of the Investment Adviser and the Board of Directors, the Equity Portion Portfolio Manager is responsible for the day-to-day investment management of the Equity Portion of the Portfolio. The Investment Adviser monitors and evaluates the Equity Portion Portfolio Manager’s performance, and oversees the Equity Portion Portfolio Manager’s compliance with the Portfolio’s investment objective, policies and restrictions. The Investment Adviser (not the Fund) pays the Equity Portion Portfolio Manager a fee up to 0.50% of the average daily net assets of the Equity Portion of the Portfolio.

In addition, the Fund will incur additional indirect expenses, which are not expected to be significant, because the Fund’s available cash balances are automatically invested in money market mutual funds, including, as permitted by law, those affiliated with the Fund, the Investment Adviser and UBS Financial Services Inc. (the “Distributor”) (an affiliate of the Investment Adviser). Such affiliated money market funds either have no sales load, distribution fees or service fees or the Investment Adviser will waive a sufficient amount of its advisory fee to offset the cost of such fees. However, such affiliated money market funds will incur other fees and expenses, which will therefore be partially indirectly borne by the Fund, and as a result by its unitholders, in addition to the fees charged to unitholders by the Fund.

Performance Information

The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The table compares the Portfolio’s performance to that of the Russell 2000 Index. To the extent that dividends and distributions have been paid by the Portfolio, the performance information for the Portfolio in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Administrator had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.ubs.com/prfunds or can be obtained by phone at 1-787-250-3600.

The Portfolio’s financial performance included in this Prospectus includes the Portfolio’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.

[•]

During the ten-year period shown in the bar chart, the highest return for a quarter was [•]% (quarter ended [•]) and the lowest return for a quarter was [•]% (quarter ended [•]). [The year-to-date return as of [•] was [•]%.]

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Core Portfolio I

Return Before Taxes	[•]%	[•]%	[•]%

Return After Taxes on Distributions	[•]%	[•]%	[•]%

Return After Taxes on Distributions and Sales of Shares	[•]%	[•]%	[•]%
Russell 2000 Index	13.48%	11.98%	13.21%

International Portfolio I

Investment Objective

The investment objective of International Portfolio I (the “Portfolio”), a series of Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

The following tables describe the fees and expenses that you may pay if you buy, hold and sell units of the Portfolio (“Units”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Unitholder Transaction Expenses (fees paid directly from your investment in the Portfolio)(1)	Class A	Class L	Class P

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None

Maximum Contingent Deferred Sales Charge (Load) (as a percentage of offering price)	None	None	None

Redemption Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1), (2)	Class A	Class L	Class P

Management Fees	1.00%	1.00%	1.00%

Distribution and Service Fees	0.25%	0.75%	None

Other Expenses(3)	1.66%	1.66%	1.66%
Administration Fees	0.15%	0.15%	0.15%
Remainder of Other Expenses(3)	1.51%	1.51%	1.51%

Total Annual Portfolio Operating Expenses	2.91%	3.41%	2.66%

Fee Waivers and/or Expense Reimbursements(2)	0.91%	0.91%	0.91%

Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	2.00%	2.50%	1.75%
(1)	Expense information in the table has been restated to reflect current fees.

(2)

UBS Trust Company of Puerto Rico, the Fund’s Administrator (in such capacity, the “Administrator”), and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay the Fund’s Other Expenses in order to ensure that Net Total Operating Expenses (excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after Fee Waivers and/or Expense Reimbursements do not exceed 2.00% of the average daily gross assets for Class A Units, 2.50% of the average daily gross assets for Class L Units, and 1.75% of the average daily gross assets for Class P Units. The Fund may have to repay some of these waivers and/or reimbursements during the following three years.

(3)

“Other Expenses” include fees for certain unitholder services, custodial and transfer agency fees, legal, regulatory and accounting fees, printing costs and registration fees. “Other Expenses” reflects Portfolio allocation of transfer agency fees based on actual transfer agency fees borne by the Portfolio, as opposed to a pro rata allocation based on the Portfolio’s assets compared to total Fund assets.

Expense Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s total annual operating expenses remains the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years*	5 years*	10 years*
Class A	$[•]	$[•]	$[•]	$[•]

Class L (Estimate)	$[•]	$[•]	$[•]	$[•]

Class P (Estimate)	$[•]	$[•]	$[•]	$[•]

* The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through August 31, 2023. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

You would pay the following expenses if you did not redeem your Units:

	1 year	3 years*	5 years*	10 years*
Class A	$[●]	$[●]	$[●]	$[●]

Class L (Estimate)	$[●]	$[●]	$[●]	$[●]

Class P (Estimate)	$[●]	$[●]	$[●]	$[●]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Units are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example, affect the Portfolio’s performance. During the most recent fiscal year (which was prior to the Fund’s registration under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Portfolio’s portfolio turnover rate was 60.95% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of the Portfolio differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). You should read carefully the section entitled “Dividends and Taxes,” for a more detailed description of the Puerto Rico and United States tax implications an investment on the Notes. You should also consult your tax advisor about your tax situation.

With regard to the Equity Portion of the Portfolio (which will be entirely managed by UBS Asset Managers of Puerto Rico (the “Investment Adviser”)), the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage a sub-adviser for the Portfolio’s Equity Portion through a sub-advisory agreement. Further, the Fund relies on an exemptive order issued by the Securities and Exchange Commission (the “SEC”) to be able to retain, remove or replace sub-advisers without a shareholder vote. Instead, the Investment Adviser will have the ultimate responsibility, subject to oversight by the Board of Directors of the Fund (the “Board” or “Board of Directors”), to oversee the Equity Portion Portfolio Manager (as defined below) and recommend its hiring, termination, and replacement.

The Fund’s investment strategy may be changed with 60 days’ prior notice to unitholders.

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in American Depositary Receipts (“ADRs”) representing interests in securities of foreign issuers and U.S. dollar denominated ordinary shares (“F Shares,” so called due to their ticker symbols which end in “F”). F-shares are ordinary shares that are a foreign company’s common stock and trade in their home (local), market but are customarily listed on the U.S. OTC market. The U.S. dollar quoted F-shares provide access to some of the foreign companies that do not currently have ADRs available to individual investors (the “International Equity Portion”). Under normal conditions, the Portfolio intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “International Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Fund’s Investment Adviser may directly invest a portion of the International Equity Portion in stock index futures contracts which reflect the investment strategy of the International Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the International Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with Cambiar Investors, LLC (the “Equity Portion Portfolio Manager”) for the International Equity Portion.

Description Equity Portion Portfolio Manager’s Investment Process – The Equity Portion Portfolio Manager strategy employs a fundamental, bottom-up investment discipline that is best categorized as relative value. The Equity Portion Portfolio Manager team seeks to identify quality small cap companies that are trading at a reasonable valuation and have a demonstrated track record of capital discipline – as measured by metrics such as return on capital, low leverage and durable free cashflow. The Portfolio Managers then blend this bottom-up company research with a disciplined portfolio construction process that focuses on balance and diversity of return drivers.

To the extent the Equity Portion of the Portfolio is invested in stock index futures contracts, the amounts invested in common stock or other equity securities of U.S. or foreign companies by the Equity Portion Portfolio Manager will be correspondingly reduced. The amount used to enter into futures contracts (i.e., the margin) will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

The Portfolio’s investment objective may not be changed, unless such change is authorized by the holders of a majority of the Portfolio’s outstanding units, if the change is recommended by the Board or at least 75% of the Portfolio’s outstanding units if the change is not recommended by the Board of Directors. The Portfolio’s investment strategy may be changed by the Board of Directors in its discretion, in consultation with the Investment Adviser.

Equity Portion – In choosing the Equity Portion Portfolio Manager, the Investment Adviser considers a range of criteria, including but not limited to the following: investment management experience; the historical performance; the investment styles and strategies employed; the quality and stability of the Equity Portion Portfolio Manager’s organization; and the ability to consistently and effectively apply its investment approach. The Fund may offer additional Portfolios advised by different Equity Portion Portfolio Managers from time to time.

The Fund may discontinue offering a Portfolio, or remove or replace the Equity Portion Portfolio Manager for a given Portfolio, subject to the approval of the Board of Directors in each case. In order for the Fund to remove or replace the Equity Portion Portfolio Manager, the Investment Adviser would select a different Equity Portion Portfolio Manager to manage the Portfolio’s account and enter into a new sub-advisory agreement. If the Equity Portion Portfolio Manager for a Portfolio in which you invest is to be removed or replaced, you will be notified and entitled to either remain in the Portfolio under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, exchange your investments for units in another Portfolio or redeem your units without additional charge. There will be no refund, however, of sales charges or other fees previously paid. If an investor fails to provide instructions within the period indicated in the notice, or if the Fund does not receive notice of the removal of the Equity Portion Portfolio Manager in sufficient time to provide the affected unitholders with advance notice, such unitholder’s investments will remain in the Portfolio, the Equity Portion of which will be under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, which may differ from the previous Equity Portion Portfolio Manager in investment style or other factors, until such notice can be provided and instructions are received from the unitholder.

You will have the opportunity to allocate and reallocate your investments among the Portfolios at your own discretion and based on your individual investment needs and goals, subject, in certain cases, to the conditions set forth on page [-] under the section “Exchanges from One Portfolio to Another.”

Puerto Rico Securities Portion – Under normal market conditions, the Investment Adviser on a daily basis invests 20% of the Portfolio in the Puerto Rico portion of the Portfolio. This portion is invested in taxable fixed-income securities (cash equivalents issued by Puerto Rico entities). In determining in which securities to invest in, the Investment Adviser utilizes a fundamental analysis focusing on credit quality, liquidity and yield.

Credit Quality. This analysis starts with the rating of the securities. The Investment Adviser emphasizes the credit quality of the securities or credit quality collateralizing any repurchase agreement or time deposits accounts. Only securities or investment grade rated institutions are analyzed. The structure and collateral of the security is also an important consideration.

Liquidity. The liquidity of the assets is a key consideration. To enhance the liquidity of portfolio, the Investment Adviser staggers maturities so as to have sufficient daily liquidity.

Yield. The Investment Adviser seeks to maximize the yield of the securities held by the Portfolio. Given the credit and liquidity bias, yield is a secondary consideration and the Portfolio may invest a higher percentage of its assets in lower yielding, but higher quality and more liquid securities.

By investing in stock index futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the portfolio that approximates the result that might be achieved by investing all of the assets of the Puerto Rico portion in the securities comprising the portfolio benchmark.

No assurance can be given that such strategy will be successful or such results attained. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of the Portfolio directly.

Principal Risks

The following is a summary discussion of the principal risks of investing in the Portfolio. Risk is inherent in all investing. There can be no guarantee that the Portfolio will meet its investment objective or that the performance of the Portfolio will be positive for any period of time. You may lose money by investing in the Portfolio.

Investment and Market Risk. The Portfolio’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because the Portfolio invests in investment securities, the Portfolio’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Portfolio and you may lose money.

An investment in the Units is designed primarily, and is suitable only, for long-term investors, and is not suitable for all investors.

Coronavirus and Public Health Emergencies. As of the date of this prospectus, there is an outbreak of a novel and highly contagious form of coronavirus COVID-19, which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion Portfolio Manager selected by the Investment Adviser will be successful, and certain Portfolios may be more or less successful than others. The overall success of your investment in the Fund also may depend on your ability to choose successfully from among the Portfolios.

An investment in the units offered by the Fund is designed primarily, and is suitable only, for long-term investors, and may not be suitable for all investors. Further, an investment in the Fund is not equivalent to an investment in the underlying securities of the Fund and investors in the units should not view the Fund as a vehicle for trading purposes.

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolio, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion Portfolio Manager also may have interests in, or business relationships with, a company in which the Portfolio invests and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are the riskiest investment in a company and they fluctuate in value more than bonds. The Portfolio could lose all of its investment in a company’s stock.

Foreign Securities Risk. The Portfolio invests primarily in American Depositary Receipts (ADRs) representing interests in securities of foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities that they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the Portfolio will lose money. These risks include difficulties in pricing securities, defaults on foreign government securities, difficulties enforcing favorable legal judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolio invests in other Puerto Rico securities, it will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolio could cause significant fluctuations in the Portfolio’s net asset value price. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolio may experience greater price volatility than if it held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolio in such securities is subject to their availability in the open market.

Loss of Tax Benefits Risk. Unitholders of the Fund (“Unitholders”) who cease to be Puerto Rico Investors (as defined below) may lose certain tax benefits that had previously been available to them and Portfolio distributions will likely be taxable for such Unitholders.

Futures. The Portfolio may invest a portion of its Equity Portion in futures contracts in the relevant stock index for the Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolio plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolio may use financial instruments referred to as derivatives with respect to its Puerto Rico Securities Portion, which derive their value from another security, or an index (a measure of value or rates). The Portfolio’s investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Portfolio. For example, investments in derivatives linked to an index may subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If the Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

The SEC has adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 has been adopted but will be implemented no earlier than July 2022 (the “Compliance Date”). On and after the Compliance Date, Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Credit and Interest Rate Risks. The investment by the Portfolio in bonds and other income-producing securities, such as preferred stock, are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolio also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser determines to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of the Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of the Portfolio’s investments in bonds will fall as a result.

Non-Diversification Risk. Certain Portfolios may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations in a Portfolio’s net asset value as a result of changes in the market’s assessment of the financial condition of those issuers.

Illiquid Securities Risk. The Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of the Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that you have the exclusive right to the assets, income, and profits from the Portfolio(s) in which you invest, and only bear the expenses, deductions and costs properly attributable or allocated to those Portfolio(s).

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to effect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager, or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolio independently, the Investment Adviser may not always have access to information concerning the securities positions of the Portfolio at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Investment Adviser and Sub-Adviser

The Portfolio’s investment adviser is UBS Asset Managers of Puerto Rico (as previously defined, the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

UBS Asset Managers of Puerto Rico

Portfolio Manager

Name	Managed the Fund Since	Title

Leslie Highley, Jr.	2004	Managing Director of UBS Trust Company of Puerto Rico

Javier Rodriguez	2009	Director of UBS Trust Company of Puerto Rico

The Investment Adviser has also engaged the below sub-adviser (as previously defined, the “Equity Portion Portfolio Manager”) as sub-adviser to manage the Equity Portion of the Portfolio.

Cambiar Investors, LLC

Portfolio Manager

Name	Managed the Fund Since	Title

Brian Barish, CFA	2016	Portfolio Manager

Munish Malhotra, CFA	2021	Portfolio Manager

Pursuant to the Investment Advisory Agreement between the Portfolio and the Investment Adviser, the Portfolio pays, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee at the annual rate of 1.00% of the Portfolio’s average daily net assets. For the fiscal year ended March 31, 2022, the Portfolio paid, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee equal to 1.00% of the Portfolio’s average daily net assets.

The Investment Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of each Portfolio and the Investment Adviser has entered into a sub-advisory agreement (the “International Subadvisory Agreement”) with the Equity Portion Portfolio Manager with respect to the Equity Portion of the Portfolio. Subject to the supervision of the Board of Directors, the Investment Adviser oversees the investment advisory services provided by Equity Portion Portfolio Manager. Pursuant to the International Subadvisory Agreement, and under the supervision of the Investment Adviser and the Board of Directors, the Equity Portion Portfolio Manager is responsible for the day-to-day investment management of the Equity Portion of the Portfolio. The Investment Adviser monitors and evaluates the Equity Portion Portfolio Manager’s performance, and oversees the Equity Portion Portfolio Manager’s compliance with the Portfolio’s investment objective, policies and restrictions. The Investment Adviser (not the Fund) pays the Equity Portion Portfolio Manager a fee up to 0.50% of the average daily net assets of the Equity Portion of the Portfolio.

In addition, the Fund will incur additional indirect expenses, which are not expected to be significant, because the Fund’s available cash balances are automatically invested in money market mutual funds, including, as permitted by law, those affiliated with the Fund, the Investment Adviser and UBS Financial Services Inc. (the “Distributor”) (an affiliate of the Investment Adviser). Such affiliated money market funds either have no sales load, distribution fees or service fees or the Investment Adviser will waive a sufficient amount of its advisory fee to offset the cost of such fees. However, such affiliated money market funds will incur other fees and expenses, which will therefore be partially indirectly borne by the Fund, and as a result by its unitholders, in addition to the fees charged to unitholders by the Fund.

Performance Information

The information shows you how the Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The table compares the Portfolio’s performance to that of the MSCI EAFE Index. To the extent that dividends and distributions have been paid by the Portfolio, the performance information for the Portfolio in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Administrator had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting www.ubs.com/prfunds or can be obtained by phone at 1-787-250-3600.

The Portfolio’s financial performance included in this Prospectus includes the Portfolio’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.

[●]

During the ten-year period shown in the bar chart, the highest return for a quarter was [●]% (quarter ended [●]) and the lowest return for a quarter was [●]% (quarter ended [●]). [The year-to-date return as of [●] was [●]%.]

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	5 Years	10 Years
International Portfolio I
Return Before Taxes	[●]%	[●]%	[●]%
Return After Taxes on Distributions	[●]%	[●]%	[●]%
Return After Taxes on Distributions and Sales of Shares	[●]%	[●]%	[●]%
MSCI EAFE Index	12.52%	10.15%	8.63%

All Portfolios

Purchase and Sale of Fund Units

To purchase or sell Units you should contact your financial intermediary, or if you hold Units through the Fund, you should contact the Fund by phone at (787) 250-3600 or through the Fund’s website at www.ubs.com/prfunds. You may purchase or redeem Units each day on which the New York Stock Exchange (the “NYSE”) is open for trading and the Federal Reserve Bank of New York and banks in San Juan Puerto Rico are open for business.

The Fund’s initial and subsequent investment minimums are as follows, although the Fund may reduce or waive the minimums in some cases:

	Class A Units	Class L Units	Class P Units

Minimum Initial Investment Amount	$5,000	$1,000,000	$5,000

Minimum Subsequent Investment Amount	$100	$100	$100

Minimum Balance Requirement in a given Portfolio	$500	$500	$500

Tax Information

In general, to the extent the Fund has current or accumulated earnings, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan, in which case your distributions may be taxed when withdrawn from the tax-advantaged account.

Under Section 933 of the U.S. Code, Puerto Rico Individuals will not be subject to U.S. federal income tax on dividends distributed by the Fund that constitute income from sources within Puerto Rico. Dividends distributed by the Fund should constitute income from sources within Puerto Rico not subject to U.S. federal income tax in the hands of a Puerto Rico Individual. However, in the case of Puerto Rico Individuals who own, directly or indirectly, at least 10% of the issued and outstanding voting Shares, only the Puerto Rico source ratio of any dividend paid or accrued by the Fund shall be treated as income from sources within Puerto Rico. See the section entitled “Dividends and Taxes—United States Taxation—Taxation of Puerto Rico Individuals and Puerto Rico Entities.”

Foreign corporations not engaged in a U.S. trade or business are generally not subject to U.S. federal income tax on amounts received from sources outside the United States. Corporations incorporated in Puerto Rico are treated as foreign corporations under the U.S. Code. Dividends distributed by the Fund to Puerto Rico corporations are expected to constitute income from sources within Puerto Rico. Accordingly, Puerto Rico corporations not engaged in a U.S. trade or business are not expected to be subject to U.S. taxation on dividends received from the Fund and dividends received or accrued by a Puerto Rico corporate investor that is engaged in a U.S. trade or business are expected to be subject to U.S. federal income tax only if such dividends are effectively connected to its U.S. trade or business.

See “Dividends and Taxes” in the main body of this prospectus for a summary of the material Puerto Rico and U.S. tax considerations that may be relevant to prospective investors in the Units.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Units through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Units and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund

Investment Objective

The investment objective of Large Cap Value Portfolio I, Large Cap Core Portfolio I, Large Cap Growth Portfolio I, Mid Cap Core Portfolio I, Small Cap Core Portfolio I and International Portfolio I (collectively, the “Portfolios” and individually, a “Portfolio”), each a series of Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), is to seek long-term growth of capital.

Principal Investment Strategies of the Fund

With regard to the Equity Portion of each Portfolio, the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage different sub-advisers for each Portfolio’s Equity Portion through sub-advisory agreements. Further, the Fund relies on an exemptive order issued by the Securities and Exchange Commission (the “SEC”) to be able to retain, remove or replace sub-advisers without a shareholder vote. Instead, UBS Asset Managers of Puerto Rico (the “Investment Adviser”) will have the ultimate responsibility, subject to oversight by the Board of Directors of the Fund (the “Board” or “Board of Directors”), to oversee the Equity Portion Portfolio Managers (as defined below) and recommend their hiring, termination, and replacement.

The Fund’s investment strategy may be changed with 60 days’ prior notice to unitholders.

Large Cap Value Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of large capitalization U.S. companies U.S. companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) (the “Large Cap Value Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Large Cap Value Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Large Cap Value Equity Portion in stock index futures contracts which reflect the investment strategy of the Large Cap Value Equity Portion.

A “Puerto Rico entity” is any issuer that satisfies one or more of the following criteria: (i) the issuer was organized under the laws of Puerto Rico or maintains its principal place of business in Puerto Rico; (ii) the securities of such issuer are traded principally in Puerto Rico; or (iii) an issuer that, during its most recent fiscal year, derived at least 20% of its revenues or profits from goods produced or sold, investments made, or services performed in Puerto Rico or that has at least 20% of its assets in Puerto Rico.

Puerto Rico Securities Portion – Under normal market conditions, the Large Cap Value Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico (i.e., the 50 States comprising the United States) issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with The London Company (the “Large Cap Value Equity Portion Portfolio Manager”) for the Large Cap Value Equity Portion.

Large Cap Core Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of large capitalization U.S. companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) (the “Large Cap Core Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Large Cap Core Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Large Cap Core Equity Portion in stock index futures contracts which reflect the investment strategy of the Large Cap Core Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Large Cap Core Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico (i.e., the 50 States comprising the United States) issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with Atalanta Sosnoff Capital, LLC (the “Large Cap Core Equity Portion Portfolio Manager”) for the Large Cap Core Equity Portion.

Large Cap Growth Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of large capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) (the “Large Cap Growth Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Large Cap Growth Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Large Cap Growth Equity Portion in stock index futures contracts which reflect the investment strategy of the Large Cap Growth Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Large Cap Growth Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser has entered into a sub-advisory agreement with Winslow Capital Management, LLC (the “Large Cap Growth Equity Portion Portfolio Manager”) for the Large Cap Growth Equity Portion.

Mid Cap Core Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of medium capitalization U.S. companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investments) (the “Mid Cap Core Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Mid Cap Core Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Mid Cap Core Equity Portion in stock index futures contracts which reflect the investment strategy of the Mid Cap Core Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Mid Cap Core Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with The London Company (the “Mid Cap Core Equity Portion Portfolio Manager”) for the Mid Cap Core Equity Portion.

Small Cap Core Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of small capitalization U.S. companies (which companies with market capitalizations below $5 billion at the time of original purchase) (the “Small Cap Core Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Small Cap Core Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Small Cap Core Equity Portion in stock index futures contracts which reflect the investment strategy of the Small Cap Core Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Small Cap Core Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with Cambiar Investors, LLC (the “Small Cap Core Equity Portion Portfolio Manager”) for the Small Cap Core Equity Portion.

International Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in American Depositary Receipts (“ADRs”) representing interests in securities of foreign issuers and U.S. dollar denominated ordinary shares (“F Shares,” so called due to their ticker symbols which end in “F”). F-shares are ordinary shares that are a foreign company’s common stock and trade in their home (local), market but are customarily listed on the U.S. OTC market. The U.S. dollar quoted F-shares provide access to some of the foreign companies that do not currently have ADRs available to individual investors (the “International Equity Portion”). Under normal conditions, the Portfolio intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “International Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Fund’s Investment Adviser may directly invest a portion of the International Equity Portion in stock index futures contracts which reflect the investment strategy of the International Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the International Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with Cambiar Investors, LLC (the “International Equity Portion Portfolio Manager”) for the International Equity Portion.

All Portfolios

The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of the Portfolios differ from that typically accorded to other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that qualify as regulated investment companies under the U.S. Code. You should read carefully the section entitled “Dividends and Taxes,” for a more detailed description of the Puerto Rico and United States tax implications an investment on the Notes. You should also consult your tax advisor about your tax situation.

To the extent the Equity Portion of a Portfolio is invested in stock index futures contracts, the amounts invested in common stock or other equity securities of U.S. or foreign companies by the Equity Portion Portfolio Manager will be correspondingly reduced. The amount used to enter into futures contracts (i.e., the margin) will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

Each Portfolio’s investment objective may not be changed, unless such change is authorized by the holders of a majority of the Portfolio’s outstanding units, if the change is recommended by the Board or at least 75% of the Portfolio’s outstanding units if the change is not recommended by the Board of Directors. Each Portfolio’s investment strategy may be changed by the Board of Directors in its discretion, in consultation with the Investment Adviser.

Equity Portion – With regard to the Equity Portion of each Portfolio, the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage different sub-advisers for each Portfolio’s Equity Portion through sub-advisory agreements.

In choosing the Equity Portion Portfolio Managers for the various Portfolios, the Investment Adviser considers a range of criteria, including but not limited to the following: investment management experience; the historical performance; the investment styles and strategies employed; the quality and stability of each Equity Portion Portfolio Manager’s organization; and the ability to consistently and effectively apply its investment approach. The Fund may offer additional Portfolios advised by different Equity Portion Portfolio Managers from time to time.

The Fund may discontinue offering a given Portfolio, or remove or replace an Equity Portion Portfolio Manager for a given Portfolio, subject to the approval of the Board of Directors in each case. In order for the Fund to remove or replace an Equity Portion Portfolio Manager, the Investment Adviser would select a different Equity Portion Portfolio Manager to manage the Portfolio’s account and enter into a new sub-advisory agreement. If an Equity Portion Portfolio Manager for a Portfolio in which you invest is to be removed or replaced, you will be notified and entitled to either remain in your current Portfolio under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, exchange your investments for units in another Portfolio or redeem your units without additional charge. There will be no refund, however, of sales charges or other fees previously paid. If an investor fails to provide instructions within the period indicated in the notice, or if the Fund does not receive notice of the removal of an Equity Portion Portfolio Manager in sufficient time to provide the affected unitholders with advance notice, such unitholder’s investments will remain in the Portfolio, the Equity Portion of which will be under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, which may differ from the previous Equity Portion Portfolio Manager in investment style or other factors, until such notice can be provided and instructions are received from the unitholder.

You will have the opportunity to allocate and reallocate your investments among the Portfolios at your own discretion and based on your individual investment needs and goals, subject, in certain cases, to the conditions set forth on page [51] under the section “Exchanges from One Portfolio to Another.”

Puerto Rico Securities Portion – Each Portfolio intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein. Under normal market conditions, the Puerto Rico Securities Portion will be invested mostly in cash equivalents including repurchase agreements. By investing part of the Equity Portion in stock index futures contracts, the Investment Adviser is attempting to achieve a risk and return profile for each Portfolio that approximates the result that might be achieved by (i) investing all of the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as a benchmark for the relevant investment strategy and (ii) investing all of the assets of the Equity Portion in the assets selected by the Equity Portion Portfolio Manager. No assurance can be given that such strategy will be successful or such results attained. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of each Portfolio directly.

Investment Process

Under normal market conditions, the Investment Adviser on a daily basis invests 20% of the Portfolio in the Puerto Rico portion of the Portfolio. This portion is invested in taxable fixed-income securities (cash equivalents issued by Puerto Rico entities). In determining in which securities to invest in, the Investment Adviser utilizes a fundamental analysis focusing on credit quality, liquidity and yield.

Credit Quality. This analysis starts with the rating of the securities. The Investment Adviser emphasizes the credit quality of the securities or credit quality collateralizing any repurchase agreement or time deposits accounts. Only securities or investment grade rated institutions are analyzed. The structure and collateral of the security is also an important consideration.

Liquidity. The liquidity of the assets is a key consideration. To enhance the liquidity of portfolio, the Investment Adviser staggers maturities so as to have sufficient daily liquidity.

Yield. The Investment Adviser seeks to maximize the yield of the securities held by the Portfolio. Given the credit and liquidity bias, yield is a secondary consideration and the Portfolio may invest a higher percentage of its assets in lower yielding, but higher quality and more liquid securities.

By investing in stock index futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the portfolio that approximates the result that might be achieved by investing all of the assets of the Puerto Rico portion in the securities comprising the portfolio benchmark.

No assurance can be given that such strategy will be successful or such results attained. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of the Portfolio directly.

Types of Investments

Equity Securities. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock has certain fixed income features, like a bond, but actually is a form of equity that is senior to a company’s common stock. Convertible securities may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company’s financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a Portfolio may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

Preferred Stock. Each Portfolio may invest in preferred stock only with respect to its Puerto Rico Securities Portion. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. The dividend may be set at a fixed or variable rate, or through auction or remarketing, and in some circumstances it can be changed or omitted by the issuer.

The Portfolios may invest in preferred stock and subordinated debt of Puerto Rico issuers that may be unrated or rated below investment grade, provided that either (i) the issuer of such preferred stock or subordinated debt has senior unsecured debt rated investment grade by a nationally recognized statistical rating organization or (ii) if such issuer does not have senior unsecured debt rated investment grade, the Fund’s Investment Adviser determines that such issuer’s senior unsecured debt is of comparable credit quality. The Portfolios also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser determines to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of a Portfolio’s total assets.

Futures. The Portfolios may enter into stock index futures contracts that are traded on public exchanges. Under normal market conditions, the Puerto Rico Securities Portion will be invested mostly in cash equivalents. By investing part of the Equity Portion in futures contracts, the Investment Adviser is attempting to achieve a risk and return profile for the Portfolios that approximates the result that might be achieved by (i) investing all of the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as a benchmark for the relevant investment strategy and (ii) investing all of the assets of the Equity Portion in the assets selected by the Equity Portion Portfolio Manager. No assurance can be given that such strategy will be successful or such results attained.

This strategy will offer the investor an investment alternative that offers greater exposure to the equity markets while investing at least 20% of the Portfolio’s assets in Puerto Rico Securities.

The aggregate margin required to enter into futures contracts will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. By its terms, a futures contract provides for a specified settlement month in which, in the case of futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term. However, the vast majority of futures contracts are liquidated in advance by entering into an offsetting transaction.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.” Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the futures contract fluctuates, making positions in the futures contract more or less valuable – a process known as “mark-to-market.” Assets committed to futures contracts as margin will be segregated at the Portfolio’s custodian to the extent required by law.

Up to 100% of the Puerto Rico Securities Portion and, under normal market conditions, up to 5% of the Equity Portion may be held from time to time in cash equivalents (e.g., short-term money market securities such as prime-rated commercial paper, certificates of deposit, variable rate demand notes or repurchase agreements).

Convertible Securities. Each Portfolio may invest its Equity Portion in convertible securities that are rated as investment grade or, if unrated, are deemed to be of comparable quality by the relevant Equity Portion Portfolio Manager. Investment grade securities rated in the lowest investment grade category are considered to have some speculative characteristics, and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Equity Portion Portfolio Managers will decide to invest in convertible securities based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which a Portfolio may invest include corporate bonds, notes and preferred stock that can be converted into common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Indexed Securities. Although the Portfolios do not presently intend to invest in such securities, the Portfolios are permitted to invest in Standard and Poor’s Depositary Receipts and other similar index securities. Index securities represent interests in a relatively fixed portfolio of common stocks designed to track the price and dividend yield performance of a securities index, such as the Standard & Poor’s 500 Composite Stock Price Index. Such investments will not represent a substantial part of such Portfolio’s investments.

Bankers’ Acceptances. Each Portfolio may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be    as long as 270 days, most acceptances have maturities of six months or less.

Certificates of Deposit. Each Portfolio may invest in bank certificates of deposit (“CDs”). The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $250,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $250,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $250,000 per insured bank or savings and loan association. Investments in CDs are made only with domestic institutions with assets in excess of $1 billion.

Commercial Paper. Each Portfolio may invest in commercial paper, which includes short-term, unsecured promissory notes, drafts or similar instruments issued by banks, municipalities, corporations and other entities to finance their short-term credit needs, payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.

U.S. Government Securities. Each Portfolio may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and reverse repurchase agreements secured thereby. These securities include securities issued and guaranteed by the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

Warrants. Each Portfolio may purchase rights and warrants, which are instruments that permit a Portfolio to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Derivatives. Some of the instruments in which the Puerto Rico Securities Portion of each Portfolio may invest may be characterized as “derivatives.” As used here that term also includes structured securities. Derivatives are financial instruments, such as certain mortgage-backed securities, securities options, financial futures contracts, options on futures contracts and swap agreements, whose value is derived from another security, commodity or an index. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The Portfolios will use derivatives only for hedging purposes.

Structured securities are derivatives that are obligations, or components thereof, that have been specially structured to reflect investment characteristics ordinarily associated with other securities or to have other special rights desired by investors (such as enhanced liquidity, and yields linked to short-term interest rates). Generally, such securities are designed to allow investors to take advantage of expected interest rate trends or to hedge interest rate or other risks.

Derivatives, including structured securities, because of their increased volatility and potential leveraging effect, may adversely affect Portfolio unitholders. For example, securities linked to an index and inverse floating    rate securities, may subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. Even where derivatives are used for hedging purposes, there can be no assurance that the hedging transactions will be successful or will not result in losses (and those losses may exceed the percentage of the Portfolio’s assets actually invested in such instruments). Derivatives on securities generally are used to hedge against both price movements in one or more particular securities positions that the Fund owns or intends to acquire or fluctuations in interest rates. Derivatives on bond indices, in contrast, generally are used to hedge against price movements in broad fixed income market sectors in which the Fund has invested or expects to invest. For example, use of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates, which are the subject of the hedge. The Portfolios are not required to use hedging and may choose not to do so. With regard to structured securities, if the structured securities in which a Portfolio invests behave in a way that the Investment Adviser did not anticipate, or if the structure of the security encounters unexpected difficulties, the Portfolio could suffer a loss. A Portfolio might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Derivatives involving obligations to third parties (i.e., Derivatives other than purchase options). If such Portfolio were unable to close out its positions in such Derivatives, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio’s ability to close out a position in a Derivative prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Portfolio. Certain hedging strategies in which the Portfolios may engage require registration with the Commodity Futures Trading Commission (“CFTC”). The Fund, on behalf of the Portfolios, will not use these strategies unless it completes or is exempted from such registration.

To the extent that the Fund includes derivative instruments as part of any policy required by Rule 35d-1 of the 1940 Act, the Fund will count derivatives based on market value.

Illiquid Securities. Each Portfolio, with respect to the Puerto Rico Securities Portion, may invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days, and such Portfolio may continue to hold, without limitation, securities or other assets that become illiquid subsequent to the Portfolio’s investment in them. Illiquid securities face the risk that they may not be readily sold, particularly at times when it is advisable to do so to avoid Portfolio losses. There presently is a limited number of participants in the market for certain Puerto Rico or other assets that may be acquired by the Fund, the disposition of which also may be limited by Puerto Rico and Federal securities laws. As a result of that and other factors, those securities may have periods of illiquidity. The term “illiquid securities” also may include securities subject to contractual restrictions on resale that hinder the marketability of the securities. To the extent such Portfolio owns illiquid securities or other illiquid assets, the Portfolio may not be able to liquidate such investments readily, particularly at a time when it is advisable to do so to avoid losses to the Portfolio and its unitholders.

Repurchase Agreements. The Puerto Rico Securities Portion of each Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which a Portfolio purchases securities and simultaneously commits to resell the securities to the original seller (a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market maker in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, so that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.

Investment Practices

The various Portfolios may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policies. Other general techniques that the various Portfolios may employ are discussed below.

Defensive Positions; Cash Reserves – In order to protect itself from adverse market conditions, a Portfolio may take a temporary defensive position that is different from its normal investment strategy. This means that the Portfolio may temporarily invest a larger-than-normal portion, or even all, of its assets in cash, money market instruments or other temporary investments. It is anticipated that the temporary investments of each Portfolio will be invested in money market funds advised by affiliates of the Investment Adviser. In addition, if the Investment Adviser (with the approval of the Board of Directors) selects a new Equity Portion Portfolio Manager to manage a Portfolio’s investments, the Portfolio may increase its cash reserves to facilitate the transition to the investment style and strategies of the new Equity Portion Portfolio Manager. Since these investments provide relatively low income, a defensive or transitional position may not be consistent with achieving the Fund’s investment objective. Such investments typically lack the capital appreciation potential of equity securities. While such investments are generally designed to limit losses, they can prevent the Portfolio from achieving its investment objective.

Portfolio Turnover – Each Portfolio may engage in frequent trading to achieve the Fund’s investment objective. Normally, frequent trading results in portfolio turnover and increased brokerage costs (high portfolio turnover). The Investment Adviser and the Equity Portion Portfolio Managers are responsible for the execution of the Portfolio’s portfolio transactions. The execution of transactions under the direction of the Investment Adviser is subject to any such policies as may be established by the Board of Directors. Although the Investment Adviser does not have the ability to control the execution of transactions entered into by Equity Portion Portfolio Managers on behalf of a Portfolio, both the Investment Adviser and the Equity Portion Portfolio Managers, seek to obtain the best net results for the Portfolios, taking into account such factors as the price (including the applicable dealer spread or brokerage commission), size of order, difficulty of execution, and operational facilities of the firm involved. While the Investment Adviser and the Equity Portion Portfolio Managers generally seek the best price in placing orders, the applicable Portfolio may not necessarily be paying the lowest price available. Each of the Investment Adviser and the Equity Portion Portfolio Managers may allocate among advisory clients, including the Fund and other investment companies for which they act as investment adviser, the opportunity to purchase or sell a security or investment that may be both desirable and suitable for them. There can be no assurance of equality of treatment among the advisory clients according to any particular or predetermined standards or criteria.

Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes, among other variables, in a company’s financial condition and general economic conditions. This is especially true in the case of smaller companies. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

Other Investments

In addition to the principal investment strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

Other Investments. Each Portfolio may invest in affiliated or unaffiliated short-term cash management pooled investment vehicles and may lend its securities to qualified buyers. Each Portfolio also may invest in repurchase agreements, derivative instruments, when-issued and delayed delivery securities with respect to its Puerto Rico Securities Portion. In addition, the Fund, on behalf of a Portfolio, may borrow money in an amount up to 5% of such Portfolio’s total assets for temporary purposes and to meet redemptions.

Real Estate Investment Trusts (“REITs”). Each Portfolio may invest in securities of REITs. REITs are entities that invest primarily in commercial real estate or real estate-related loans. Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. By investing in REITs indirectly through a Portfolio, investors incur not only the expenses of that Portfolio but also, indirectly, expenses of underlying REITs.

The Portfolios may be subject to certain risks associated with the investments of the REITs. REITs may be affected by general economic factors that impact occupancy rates and rent levels of real estate, increases in the supply of available space in the markets in which their properties are located, interest rate levels, uninsured losses, access to capital, changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for its special tax treatment under the U.S. Code or its failure to maintain exemption from registration under the 1940 Act.

Other Investment Companies. Each Portfolio may invest, to the extent consistent with applicable law, in other investment companies including exchange traded funds and affiliated or unaffiliated money market funds. The return on investments in other investment companies will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies and there will be a layering of certain fees and expenses.

Unlike traditional mutual funds, the shares of exchange traded funds are bought and sold based on market values throughout each trading day. For this reason, shares may trade at a premium or a discount to their net asset value. If an exchange traded fund held by a Portfolio trades at a discount to net asset value, the Portfolio could lose money even if the securities held by the exchange traded fund appreciate in value.

Mortgage Backed Securities. Each Portfolio may invest in mortgage backed securities, including those which are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. The value of mortgage backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage backed securities differ from traditional fixed income securities because of their potential for prepayment without penalty. The price paid by the Portfolio for its mortgage backed securities, the yield the Portfolio expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage backed securities. Moreover, when the Portfolio reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that the Portfolio purchases mortgage backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Portfolio buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than do short-term securities, maturity extension risk could increase the inherent volatility of the Portfolio.

Asset-Backed Securities. Each Portfolio may invest in asset-backed securities. Similar to mortgage backed securities, principal and interest payments made by the borrower on the underlying assets (in this case, assets such as credit card receivables) are passed through to the Portfolio. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for extension and/or prepayment, which presents risks like those in mortgage backed securities. In the case of many asset-backed securities, however, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations than those of mortgage backed securities and therefore have been more stable.

Principal Risks

The following is a summary discussion of the principal risks of investing in a Portfolio. Risk is inherent in all investing. There can be no guarantee that a Portfolio will meet its investment objective or that the performance of such Portfolio will be positive for any period of time. You may lose money by investing in a Portfolio.

Investment and Market Risk. The Portfolios’ investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because a Portfolio invests in investment securities, a Portfolio’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in a Portfolio and you may lose money.

An investment in the Units is designed primarily, and is suitable only, for long-term investors, and is not suitable for all investors.

Coronavirus and Public Health Emergencies. As of the date of this prospectus, there is an outbreak of a novel and highly contagious form of coronavirus COVID-19, which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

Businesses are also implementing similar precautionary measures. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism and entertainment, among other industries.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

The extent of the impact of the COVID-19 pandemic, or any public health emergency on the operational and financial performance of a Portfolio will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. The effects of such a public health emergency may materially and adversely impact the value and performance of a Portfolio’s investments as well as the ability of a Portfolio to source, manage and divest investments and achieve its investment objectives, all of which could result in significant losses to a Portfolio. In addition, the operations of each of a Portfolio, its investments and the Investment Adviser may be significantly impacted, or even halted, either temporarily or on a long-term basis, as a result of government quarantine and curfew measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of a Portfolio’s or the Investment Adviser’s personnel.

Portfolio Risk. The performance of each Portfolio is highly dependent on the expertise and abilities of the Investment Adviser and its respective Equity Portion Portfolio Manager, or any sub-adviser hired directly by the Investment Adviser, as applicable. The death, incapacity or retirement of its portfolio management team or a key member thereof could adversely affect its performance. There is no assurance that the investment approach used by the Investment Adviser or any or all of the Equity Portion Portfolio Managers or any sub-advisers retained in the future will be successful, and certain Portfolios may be more or less successful than others. The overall success of investing in the Fund may depend on your ability to choose successfully from among the Portfolios.

An investment in the units offered by the Fund is designed primarily, and is suitable only, for long- term investors, and may not be suitable for all investors. Further, an investment in the Fund is not equivalent to an investment in the underlying securities of the Fund and investors in the units should not view the Fund as a vehicle for trading purposes.

Conflicts of Interest Risk. Each Portfolio, subject to applicable law, may invest in securities issued by affiliates of the Investment Adviser and the Fund, or make deposits with those affiliates. In addition, each Portfolio generally may invest in equity securities using UBS Financial Services Inc. or other affiliates of the Investment Adviser as broker, subject to applicable law. A Portfolio’s use of an affiliated Equity Portion Portfolio Manager (or, for temporary investment, affiliated cash management vehicles, including affiliated money market funds) will cause an increase in the overall compensation and profitability of the Fund to the Investment Adviser and its affiliates.

The Investment Adviser, its affiliates, and certain of its employees may have and make investments with or engage in other transactions with certain of the Equity Portion Portfolio Managers or with portfolio managers that may be retained by the Fund or the Equity Portion Portfolio Managers now or in the future. The Investment Adviser and the Fund may have an incentive to select and retain Equity Portion Portfolio Managers, as well as sub-advisers retained directly by the Investment Adviser, with which they make such investments or have other business relationships as opposed to other available investment managers.

As a result of the transactions and other dealings referred to above, the interests of the Investment Adviser may conflict with those of the Fund or a particular Portfolio or Portfolios.

In addition, while the Investment Adviser, the Equity Portion Portfolio Managers, and any other such sub-advisers as the Investment Adviser may retain, will seek to allocate potential investments among the Fund and their other advisory clients in an equitable manner, the procedures used may on occasion adversely affect one or more Portfolios or the Fund as a whole.

Equity Risk. Common stocks and other equity securities generally are the riskiest investments in a company and their prices fluctuate more than those of other investments. They reflect changes in the issuing company’s financial condition and changes in overall market and economic conditions. It is possible that a Portfolio investing in equity securities may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities Risk. The International Portfolio I invests primarily in American Depositary Receipts (ADRs) representing interests in securities of foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities that they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable Portfolios will lose money. These risks include difficulties in pricing securities, defaults on foreign government securities, difficulties enforcing favorable legal judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Risks Associated with Investment in Puerto Rico Securities. Under normal conditions, each Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolios invest in other Puerto Rico securities, they will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. Each Portfolio’s ability to comply with certain legal and regulatory investment requirements is dependent upon the availability of securities of Puerto Rico issuers.

As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of each Portfolio could cause significant fluctuations in the Portfolio’s net asset value price. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial institutions. Because market risk may affect a single issuer, industry (such as a Puerto Rico financial institution), or sector of the economy, the Portfolio may experience greater price volatility than if it held more diversified investments.

There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect a Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by a Portfolio in such securities is subject to their availability in the open market. Since July 2013, the Puerto Rico bond market has been experiencing a period of volatility, with Puerto Rico bonds trading at lower prices and higher yields.

The obligations of certain issuers of Puerto Rico securities (and of fixed-income securities generally) are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In the event of a bankruptcy of such an issuer, a Portfolio could experience delays and limitations with respect to the collection of principal and interest on such securities, and in some circumstances, the Portfolio might not be able to collect all principal and interest to which it is entitled. In addition, enforcement of the Portfolio’s rights in the event of a payment default by an issuer might increase the Portfolio’s operating expenses.

Loss of Tax Benefits Risk. Unitholders of the Fund (“Unitholders”) who cease to be Puerto Rico Residents (as defined below) may lose certain tax benefits that had previously been available to them and Portfolio distributions will likely be taxable for such Unitholders.

Futures. Each Portfolio may invest a portion of its Equity Portion in futures contract in the relevant stock index for that Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolios plan to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. If there is no liquid market, then the entire Equities Portion will be invested with the Equity Portion Portfolio Manager and the Puerto Rico Securities Portion will remain invested mostly in cash equivalents. As a result, the risk and return profile of the relevant Portfolio will no longer approximate the result that might be achieved by (i) investing all of the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as benchmark for the relevant investment strategy and (ii) investing all of the assets of the Equity Portion in the assets selected by the Equity Portion Portfolio Manager. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Also, the Portfolio will not be able to replicate exactly the performance of the relevant stock index because of the operational fees and expenses that the Portfolio may incur or because of the temporary unavailability of certain of the securities underlying the index.

Because of the low margin deposits required, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transactions costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. The Portfolio, however, would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Each Portfolio will enter into futures contracts in the stock index which reflects the investment strategy of the relevant Portfolio. By investing in futures contracts, the Investment Advisor is attempting to achieve a return and risk profile for the Portfolio that approximates the result that might be achieved by (i) investing all of the assets of the Puerto Rico Securities Portion in the securities comprising the relevant stock index and (ii) investing all of the assets of the Equity Portion of each Portfolio in the applicable funds selected by the Equity Portion Portfolio Manager, while still investing at least 20% of its assets in Puerto Rico assets. However, the Portfolios will not be able to replicate exactly the performance of the relevant stock index because of the operational fees and expenses that each Portfolio may incur or because of the temporary unavailability of certain of the securities underlying the index.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit of several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Futures contracts are purchased in minimum sizes, which are determined by the applicable exchange. As a result, it is possible that the Portfolio will not have sufficient assets to purchase the minimum amount of futures contracts. In addition, the minimum size requirement may result in an exposure to futures contracts which is somewhat greater, or less than, the result that would be achieved if the assets of the Puerto Rico Securities Portion were invested in the securities comprising the relevant stock index.

Derivatives Risk. Each Portfolio’s use of derivatives increases such Portfolio’s exposure to the following risks:

●	Volatility Risk — A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

●	Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

●

Illiquid Securities Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

●	Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

●

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Portfolio realizes from its investments.

●

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Portfolio with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Portfolio. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Portfolio of trading in these instruments and, as a result, may affect returns to investors in the Portfolio.

The SEC has adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 has been adopted but will be implemented no earlier than July 2022 (the “Compliance Date”). On and after the Compliance Date, Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Credit and Interest Rate Risks. The investment by the Portfolios in bonds and other income-producing securities, such as preferred stock, are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of a Portfolio’s investments in bonds will fall as a result.

Non-Diversification Risk. One or more of the Portfolios may be non-diversified, in that it invests in securities of a smaller number of issuers. In that event, the Portfolio’s risk is increased because developments affecting an individual issuer may have a greater impact on the Portfolio’s performance.

It is also possible that two or more Portfolios in which you invest may on occasion take substantial positions in the same security or group of securities at the same time. A possible lack of diversification caused by these factors could result in rapid changes in the value of your investment.

Illiquid Securities Risk. Each Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that each Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of each Portfolio.

Repurchase Agreement Risk. The Puerto Rico Securities Portion of each Portfolio may invest in securities as part of a repurchase agreement, where such Portfolio buys a security from a counter-party, which agrees to repurchase the security at a mutually agreed upon time and price in a specified currency. If a counter-party to a repurchase agreement defaults, a Portfolio may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement. In the event of default, instead of the contractual fixed rate of return, the rate of return to a Portfolio will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest on the underlying securities. In that event, a Portfolio would have rights against the counter-party for breach of contract with respect to any losses resulting from those market fluctuations.

Other Investment Companies. Each Portfolio may invest, to the extent consistent with applicable law, in other investment companies including exchange traded funds and affiliated or unaffiliated money market funds. The return on investments in other investment companies will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies and there will be a layering of certain fees and expenses.

Unlike traditional open-end mutual funds, the shares of exchange traded funds are bought and sold based on market values throughout each trading day. For this reason, shares may trade at a premium or a discount to their net asset value. If an exchange traded fund held by a Portfolio trades at a discount to net asset value, the Portfolio could lose money even if the securities held by the exchange traded fund appreciate in value.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio to the fullest extent possible. The Fund intends that unitholders of a specific Portfolio have the exclusive right to the assets, income, gains and profits derived from that Portfolio. Additionally, the expenses, deductions and costs properly attributable or allocated to each Portfolio, including any administrative and portfolio management fees, will be deducted only from the assets of such Portfolio. The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to effect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because each Equity Portion Portfolio Manager, or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the applicable Portfolio independently, the Investment Adviser may not always have access to information concerning the securities positions of a Portfolio at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Managers and sub-advisers.

Mid and Small Cap Company Risk. The Mid Cap Core I Portfolio and the Small Cap Core I Portfolio may invest to a significant degree in common stocks of mid and small cap companies, respectively. These companies present greater risks because they generally are more vulnerable to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

Additional Risks

When-Issued Securities and Delayed Delivery Transactions. Each Portfolio with respect to its Puerto Rico Securities Portion may invest in securities on a when-issued or delayed delivery basis. The purchase of securities on a when-issued or delayed delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. At the time a Portfolio enters into a transaction on a when-issued or delayed delivery basis, it will segregate with the custodian cash or liquid instruments with a value not less than the value of the when-issued or delayed delivery securities. The value of these assets will be monitored weekly to ensure that their marked to market value will at all times exceed the corresponding obligations of the Portfolio. There is always a risk that the securities may not be delivered, and the Portfolio may incur a loss. Investments in when-issued securities or delayed delivery transactions may be considered to be leverage and accordingly may be subject to the Portfolio limitations on leverage and subject to Rule 18f-4 under the 1940 Act.

Valuation Risk. There may be few or no dealers making a market in certain securities in which the Portfolios invest, particularly with respect to fixed-income securities of Puerto Rico issuers. Dealers making a market in those securities may not be willing to provide quotations on a regular basis to the Fund’s Investment Adviser or Equity Portion Portfolio Managers. It therefore may be particularly difficult to value those securities. In addition, since fees paid to the Investment Adviser or to an Equity Portion Portfolio Manager are based on the value of assets, there could be a conflict of interest in providing valuation information. Any inaccuracies in valuation could cause dilution of the Portfolio’s unit value if units of such Portfolio are purchased or redeemed at a higher or lower than accurate price.

In addition, to the extent that an Equity Portion Portfolio Manager of a given Portfolio must provide valuation information to the Fund in connection with valuing the assets of such Portfolio, the accuracy of the Portfolio’s valuation could be affected by factors outside the Fund’s or the Investment Adviser’s control.

Securities Lending. Although the Fund does not presently intend to engage in securities lending, the Portfolios are permitted to lend their securities in order to generate additional income pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. Collateral is marked to market weekly. There may be risks of delay in recovery of the securities or even loss of rights in the collateral, among other things, should the borrower of the securities fail financially or become insolvent or if investments made with cash collateral are unsuccessful.

Borrowings. The Fund, on behalf of each Portfolio, is permitted to borrow up to 5% of the Portfolio’s total assets from banks, including affiliates of the Fund, or other financial institutions for temporary or emergency purposes, including to meet redemptions of such Portfolio’s units. Borrowing by a Portfolio would create leverage and would entail speculative factors similar to those applicable to the issuance of preferred units, commercial paper or other debt securities. If borrowings are made on a secured basis, the custodian will segregate the pledged assets of such Portfolio for the benefit of the lender or arrangements will be made with a suitable sub- custodian, which may include the lender.

Changes in Applicable Law. On May 24, 2018, President Trump signed into law the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174), which contains an amendment to the 1940 Act, to repeal the exemption from its coverage of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession. The bill amends the 1940 Act by eliminating the exemption provided to U.S. possessions under its Section 6(a)(1). The repeal of the exemption will take effect on or about May 24, 2021 and it is for this reason that the Fund will register under the 1940 Act on or prior to that date.

Recognizing the aforementioned amendment to the 1940 Act, on September 4, 2019 the Puerto Rico Treasury Department (“PRTD”) issued Administrative Determination No. 19-04 (“AD No. 19-04”). Said pronouncement provides that to the extent an investment company that also has its principal office in Puerto Rico is registered with the SEC under the 1940 Act, such investment company and its investors will enjoy the benefits included in the Puerto Rico Internal Revenue Code of 2011, as amended (“Puerto Rico Code”), as if such investment company were registered under the Puerto Rico Investment Companies Act of 2013 or the Puerto Rico Investment Companies Act of 1954, as amended.

On August 14, 2020, the Governor of Puerto Rico signed into law Act No. 107-2020 and known as the “Puerto Rico Municipal Code of Puerto Rico” (the “PRMC”). In general, the PRMC codifies into one piece of legislation different laws related to the administration and powers of the municipalities, including the imposition of municipal taxes such as municipal license taxes and property taxes. In terms of municipal taxation, the PRMC repealed the Municipal Property Tax Act of 1991, as amended, and the Municipal License Tax Act of 1974, as amended, and such taxes are now imposed under the PRMC. The PRMC became effective immediately upon its enactment.

Legislation affecting Puerto Rico securities, assets other than Puerto Rico securities, Puerto Rico and U.S. investment companies, taxes, and other matters related to the business of the Fund are continually being considered by the Puerto Rico Legislature and the U.S. Congress. Similarly, regulations and interpretations thereof are continually being considered by the SEC. No assurance can be given that legislation enacted or regulations promulgated after the date hereof will not have an adverse effect on the operations of the Fund, the economic value of the Notes, or the tax consequences of the acquisition or redemption of the Notes.

Political and Other Risk. Political, legal or regulatory developments in Puerto Rico and in the United States or changes in the applicability of existing laws to the Fund could adversely affect the tax-exempt status of interest paid on securities or the tax-exempt status of that portion of the Fund’s dividends that are tax-exempt. These developments could also cause the value of the Fund’s investments and therefore, the Units, to fall or jeopardize the continued viability of the Fund, resulting, in either case, in a possible loss to unitholders.

Changes in United States tax law; no US federal tax ruling. Under regulations issued under Section 937(b) of the U.S. Code, income that is otherwise treated as income from sources within Puerto Rico under the general source of income rules is treated as income from sources outside Puerto Rico and not excludable from gross income under Section 933 of the U.S. Code if it consists of income derived in a “conduit arrangement.” Based on the current language of the regulations and the guidance offered therein, it is more likely than not that an investment in the Units would not be expected to be considered a conduit arrangement, and in accordance with this interpretation, the source of dividends on the Units would be expected to be treated as income from sources within Puerto Rico. The Fund does not plan to request a ruling from the IRS with respect to the U.S. federal income tax treatment to be accorded to an investment in the Units, and no assurance can be given that the IRS or the courts will agree with the tax treatment described herein. You should read carefully the section entitled “Dividends and Taxes” herein for a more detailed description of the tax implications an investment the Units entails. You should also consult your tax advisor about your tax situation.

U.S. Federal tax law; FATCA rules. Sections 1471 through 1474 of the U.S. Code (commonly known as “FATCA”) interpreted by the corresponding regulations, impose a 30% withholding tax at the source upon most payments of U.S. source income made to certain “foreign financial institutions” or “non-financial foreign entities” (each, a “NFFE”), unless certain certification and reporting requirements are satisfied by such NFFE, including providing information with respect to its respective investors. The regulations issued by the U.S. Treasury and the IRS, provide that the Fund is to be treated as a NFFE. Accordingly, the Fund will be required to provide the payors of such income (except with respect to certain grandfathered obligations) certain information with respect to its investors, and the payors would have been required to disclose such information to the IRS. However, the Fund elected to be treated as a direct reporting NFFE and, as such, it is required to provide such information directly to the IRS (instead of providing it to such payors) by filing Form 8966 with the IRS on or before March 31st of each year.

If the Fund were to be unable to provide such investor information to its payors or otherwise fail or be unable to comply with the legal and regulatory requirements of the U.S. Code, the Fund’s U.S. source income may be reduced, inasmuch as it would be subject to such 30% withholding tax at the source. This reduction may negatively affect the amount of dividends that may be distributed by the Fund or the Fund’s net asset value.

U.S. Federal tax law; 30% withholding on dividends from sources within the U.S. Dividends from sources within the United States received by the Fund may qualify for a 10% U.S. federal income tax rate if it meets certain requirements of the U.S. Code. If the Fund claims the application of the 10% rate and does not meet these requirements, then the dividends would be subject a 30% U.S. federal income tax.

Managing Your Fund Account

The Fund presently offers Class P Units to new investors. Investors currently holding Class A and/or Class L Units may retain such Units, but may not acquire additional Class A or Class L Units, as applicable, and may only acquire new Class P Units, of the Fund. However, Class A may exchange their Class A Units for Class A shares in the U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Monthly Income Fund”) without incurring any additional sales charges. Similarly, class A shareholders of the Monthly Income Fund may exchange their class A shares for class A of Units in the Fund.

UBS Financial Services Inc. (the “Distributor”) may limit purchases of Units made by any employee benefit plan (whether or not such employee benefit plan is subject to the Employee Retirement Income Security Act of 1974, as amended, or to Section 4975 of U.S. Code or to any comparable provisions of any subsequent law). IRA accountholders may only invest in the Fund by opening an individual retirement account with the UBS Puerto Rico IRA Trust and directing it to make such investment on their behalf. The UBS Puerto Rico IRA Trust may only invest in the Fund for the accounts of IRA accountholders who are individuals whose principal residence is in Puerto Rico. IRA accountholders of the UBS Puerto Rico IRA Trust are strongly encouraged to review the disclosure statement and adoption agreement provided to them by the UBS Puerto Rico IRA Trust upon opening a regular individual retirement account or a non-deductible individual retirement account (individually and collectively referred to as IRA or IRAs, respectively), which contains information relating to the terms and conditions as well as the fees, expenses, and penalties applicable to such IRA.

Each Class has different sales charges and ongoing expenses and they also may differ within each class as to those matters depending on the amount you invest. Investors should inquire as to the availability of any lower “breakpoint” charges or applicable sales charge waivers prior to making an investment. Class A and Class P units are available only to purchasers meeting the initial aggregate investment requirement of $5,000 or more, with a minimum of $500 in a given Portfolio, and are subject to a minimum balance requirement of $500 in a given Portfolio. Class L units are available only to purchasers meeting the initial aggregate investment requirement of $1,000,000 or more, with a minimum of $500 in a given Portfolio, and are subject to a minimum balance requirement of $500 in a given Portfolio. Subsequent purchases of Class P units (the Fund is no longer offering Class A and Class L Units) in a given Portfolio must be made in amounts of at least $100.

To the extent that an investor has less than the applicable minimum investment amount in a given Portfolio, an investor will be notified (via its account statement) and be given the opportunity to increase the amount invested in such Portfolio within 60 days of such notice. If the investor takes no such action, the Fund may redeem all Units in such portfolio held by such investor.

The foregoing minimum investment, balance and subsequent purchase amounts may be waived if the purchase is made by or on behalf of financial intermediaries for clients that pay the financial intermediaries’ fees in connection with fee-based programs, provided that the financial intermediaries or their trading agents have entered into special arrangements with the Fund and/or UBS Financial Services Inc. (the “Distributor”) specifically for such purchases.

The Fund has adopted a unitholder distribution and servicing plan with respect to the Fund under which the Fund pays fees for services provided to its Code, or to any comparable provisions of any subsequent law, or by a trustee of any such plan.

Class A Units

Class A Units will be sold at net asset value of the particular Portfolio’s Class A units next calculated after the purchase order is placed, plus an initial sales charge of up to 5.00%. Class A units of the Portfolios are subject to an annual distribution and/or service fee, payable monthly, of 0.25% of the average daily net assets of Class A units. The initial sales charge may be reduced or waived for certain purchases.

The sales charges applicable to purchases of Class A units of the Portfolios are as follows:

Class A Units Sales Charges
Amount of Investment	% of Offering Price	% of Amount Invested	Dealer’s Reallowance As a % of Offering Price
Less than $50,000	5.00%	5.26%	4.25%

$50,000 — $99,999	4.50%	4.71%	3.75%

$100,000 — $249,999	4.00%	4.17%	3.25%

$250,000 — $999,999	3.50%	3.63%	2.75%

$1,000,000 and over	2.50%	2.56%	2.00%

The sales charges shown above apply to aggregate purchases of Class A Units by any individual, his or her spouse and children under age 21 whose principal residence is within Puerto Rico purchasing units for his or her own account(s). To determine whether you qualify for a reduction or waiver of sales charges, see “Class A Units Sales Charge Reductions – Right of Accumulation” and “Initial Sales Charge Waivers.”

Class A Units Sales Charge Reductions – Right of Accumulation

You may be eligible for a reduced sales charge by aggregating the dollar amount of new purchases of Class A Units together with the value (using the higher of the purchase price or the current net asset value) of your existing Class A Units or Class A, B, C, P and Y units of certain other UBS-sponsored funds (including the US Municipal & Income Fund, Inc.) that you already hold and applying the sales charge applicable to such aggregate dollar amount per the above schedule under “The Class A Units” (the “Right of Accumulation”). Rights of Accumulation do not extend to IRA accountholders purchasing through the UBS Puerto Rico IRA Trust.

Class A Unitholders may exchange their Class A Units for class A shares in the Monthly Income Fund without incurring any additional sales charges.

Class A Units Initial Sales Charge Waivers

Investors should inquire as to the availability of sales charge waivers prior to making an investment. You will qualify for a sales charge waiver on sales of Class A Units if you:

●

represent that the purchase of Class A Units will be made with the proceeds from the redemption or sale of Class A, B, C, P or Y units of any investment company registered under the 1940 Act for which UBS Global Asset Management or any of its affiliates serves as principal underwriter or of the US Municipal & Income Fund, Inc.;

●	originally paid a front-end sales charge on the redeemed units;

●	notified the Distributor prior to such redemption or sale; and

●	purchase the Class A Units within 60 days of such redemption or sale. (Pending such purchase, the redemption or sale proceeds must be held in cash or cash equivalents.)

You will also qualify for a sales charge waiver on purchases of Class A Units in the following circumstances:

●	You are an employee of UBS AG or its subsidiaries or are a member of the employee’s immediate family or the UBS Puerto Rico IRA Trust purchasing Class A Units on behalf of such persons;

●	You are a shareholder of any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise;

●	You acquired your Class A Units through reinvestment of capital gains distributions and dividends;

●	If your financial intermediary is currently affiliated with the Distributor and was formerly employed as an investment executive with a competing brokerage firm;

●	you were the financial intermediary’s client at the competing brokerage firm;

●

within 90 days of buying Class A Units, you sell units of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

●	you purchase an amount of Class A Units that does not exceed the total amount of money you received from the sale of the other mutual fund; or

●	You have redeemed Class A Units after holding such units for at least 60 days before redeeming and wish to reinvest those redemption proceeds in the Fund within 60 calendar days of the redemption.

●

The purchase is made by or on behalf of financial intermediaries for clients that pay the financial intermediaries’ fees in connection with fee-based programs, provided that the financial intermediaries or their trading agents have entered into special arrangements with the Fund and/or the Distributor specifically for such purchases.

●	You are the UBS Puerto Rico IRA Trust and you represent that the purchase of Class A Units will be made with the proceeds from the redemption, sale or distribution of any security owned by you.

In order to obtain such waivers, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the applicable waiver. The Fund reserves the right to modify the waiver criteria described above upon sixty days’ advance notice to unitholders.

Class L Units

Class L Units in the Portfolios will be sold at net asset value next calculated after the purchase order is placed. Class L units are subject to a much higher minimum investment than other classes of units.

Class L will be subject to an annual service fee, payable monthly, of 0.25% of the average daily net assets and an annual distribution fee, payable monthly, of 0.50% of the net asset value of the Class L units.

Class L Unitholders of a Portfolio may exchange their Class L Units for class L Units of another Portfolio without incurring any additional sales charges.

Class P Units

Class P Shares will be sold at net asset value next calculated after the purchase order is placed. Class P Shares are not subject to an annual distribution and shareholder servicing fee.

Class Selection Factors

The Fund presently offers Class P Units to new investors. Investors currently holding Class A and/or Class L Units may retain such Units, but may not acquire additional Class A or Class L Units, as applicable, and may only acquire new Class P Units. All unit classes charge annual fees to cover expenses. Annual Fund fees include management fees, 12b-1 distribution fees, administration fees and other Fund expenses.

In addition to the annual fees, the Class A units also impose an initial sales charge, which can be as high as 5.00% for Class A units in the Portfolios.

The initial sales charges can be reduced or eliminated depending upon the amount of your total investments in the Fund or based on other factors listed above (See “Class A Units Initial Sales Charge Waivers”). When you purchase units of any given Portfolio, you should consider the size of your investment and how long you plan to hold your units. Your financial advisor or selected securities dealer can help you determine which class of units is best suited to your financial goals.

Buying Units

Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. See the section “Puerto Rico Taxation” for a description of such tax benefits. In addition, the Fund does not intend to qualify as a “RIC” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and consequently an investor that is not a Puerto Rico Resident will not receive the tax benefits (such as “RIC” tax treatment) of an investment in typical U.S. mutual fund registered under the 1940 Act, and may have adverse tax consequences for US federal income tax purposes.

Anti-Money Laundering Requirements. To help the U.S. government fight the funding of terrorism and money laundering activities, U.S. federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you apply to open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If you do not provide the information requested, the Fund may not be able to open or maintain your account. If the Fund is unable to verify your identity, the Fund reserves the right to reject your purchase order or close your account and/or take such action it deems reasonable or required by law. If your account is opened with a dealer rather than directly with the Fund, similar requirements will apply.

Purchasing Fund Units. Units must be purchased through a brokerage account maintained with the Distributor, or with a dealer that has entered into a selected dealer agreement with the Distributor.

The Distributor and certain dealers may charge their clients an annual account maintenance fee.

Purchase orders for Units are priced according to the net asset value next determined after the order is placed, for each class of each Portfolio as of the close of trading on the New York Stock Exchange. The Fund is deemed to have received a purchase or redemption order when the Distributor or selected dealer receives the order in “good form” in accordance with the policies of the Distributor or dealer, as applicable. It is the responsibility of such financial institution to send your order to the Fund promptly. Payment is due on the business day on which the order is priced and the purchase will be affected as of that day. Payments received in advance of such date will not be invested until the next calculation of the Fund’s daily pricing occurs. Payments will be held in your brokerage account until such time as they are invested in the Fund. A business day is any day that the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York and banks in San Juan Puerto Rico are open for business.

Units purchased through the Distributor or other dealer may be held by such entity as nominee for each unitholder.

The Fund and the Distributor reserve the right to reject a purchase order or suspend the offering of Fund units.

Minimum Investments and Account Size

Investors may open an account with respect to the Class A units of the Fund by making a minimum initial investment of at least $5,000 in the Fund and at least $500 in each Portfolio selected by investors. Investors who wish to open a Class L account of the Fund, may do so only by making a minimum initial investment of $1,000,000 in the Fund and at least $500 in each Portfolio selected by such investors. Investors who wish to open a Class P account of the Fund, may do so only by making a minimum initial investment of at least $5,000 in the Fund and at least $500 in each Portfolio selected by such investors. Subsequent investments may be made of at least $100 for Class A, Class L and Class P units.

In addition, investors may invest in Class L units by means of a written Letter of Intent, which expresses the investor’s intention to invest at least $1,000,000 within a period of 13 months in Class L units of one or more Portfolios. Such Class L Units will be exchanged for Class A units if the full amount indicated is not purchased within 13 months, and the investor will owe the fees that would have been charged if it had purchased Class A units. Class L units may be redeemed from the investor’s account to cover the amount owed. The exchange of Class L units to Class A units may result in a taxable gain or loss. Investors are urged to consult their own tax advisors with specific reference to their own tax situations.

Investors will not receive credit for units purchased by the reinvestment of distributions.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated; subject to the imposition of the sales charges described herein. The minimum initial investment under a Letter of Intent is $50,000, which must be invested immediately. Class L units purchased with the first $50,000 will be held in escrow to secure payment of the sales charge applicable to the Class A units actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed Class L units before the full amount has been purchased, the Class L units will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would have been charged if Class A units had been purchased.

Letter of Intent forms may be obtained from the Distributor. Investors should read the Letter of Intent carefully.

The Fund reserves the right to change minimum investment requirements in connection with any offering, to decline any order to purchase Portfolio units and to determine at any time not to offer Portfolio units or to terminate an offering. The Fund has the right to reject any purchase or additional purchases.

Exchanges from One Portfolio to Another

You may exchange Class A or Class L units of one Portfolio for units of the same class in another Portfolio, or class A shares of the U.S. Monthly Income Fund for Puerto Rico Residents, Inc. for class A Units of a Portfolio, without charge by contacting a financial intermediary or dealer financial advisor or other selected dealer.

Consult your financial advisor or the selected securities dealer to determine which exchanges are permissible. You may effect an exchange through a financial intermediary by written request. Your letter must include:

●	your name and address;

●

the name of the Portfolio whose units you are selling (or of the U.S. Monthly Income Fund for Puerto Rico Residents, Inc.), the class of such units or shares (if applicable) and the name of the Portfolio whose units you want to buy;

●	your account number;

●	the number or dollar amount of units to be sold; and

●	the signature of each registered owner exactly as the units are registered.

The Fund reserves the right to modify this exchange privilege upon sixty days’ advance notice to unitholders.

Dividend Reinvestment

Distributions on units will be reinvested automatically in full or fractional units of the same Portfolio at the net asset value per unit next determined after declaration of such distribution. You may at any time request to receive distributions in cash by contacting the Fund, your financial advisor at the Distributor or other selected securities dealer.

Market Timing

The interests of the Fund’s long-term unitholders and its ability to manage its investments may be adversely affected when its units are repeatedly bought and sold in response to short-term market fluctuations—also known as “market timing.” Market timing may cause a Portfolio to have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Portfolio to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer’s Fund units. These factors may hurt the Fund’s performance and its unitholders.

The Fund presently does not have any policies or execute any procedures to monitor short-term or frequent trading activity and, as a result, the Fund remains subject to the above-mentioned risks.

Redeeming Units

You may redeem for cash all full and fractional Units on each day that the New York Stock Exchange is open for trading and the Federal Reserve Bank of New York and banks in Puerto Rico are open for business at the price equal to the next calculated net asset value per Unit of the relevant Portfolio after your order is received in “good form” meeting the requirements set forth under “Redemption Procedure” below. Redemption orders received on days when the redemption option is not offered and on a redemption date after the calculation of the applicable Portfolio’s net asset value on that date, will be effected on the next occurring redemption date at the Unit price calculated on that date for the relevant Portfolio. Payment will generally be made within seven days after request are received in “good form.” It is possible that there will be delays in payments by the Fund upon redemption because, among other things, the relevant Portfolio may hold illiquid securities.

You may request a redemption in either oral (by phone) or written form, provided that the Fund, UBS Trust Company of Puerto Rico in its capacity as the transfer agent (in such capacity, the “Transfer Agent”), and any dealer reserve the right to require such proof of ownership or other documentation as they deem appropriate. All redemption orders, including telephone redemptions, must be made through a financial intermediary or a dealer. Redemption orders received may be rejected by the Fund at any time prior to their acceptance on the redemption date. If you are liquidating your holdings, you will receive upon redemption all distributions reinvested through the date of redemption. The value of Units at the time of redemption may be more or less than your initial cost, depending on the market value of the securities held by the Fund at such time.

If you hold Units in more than one Class or Portfolio, any request for redemption must specify both the Portfolio and the Class being redeemed. In the event of a failure to so specify which Portfolio and/or Class, or if you own fewer Units of the Portfolio and/or Class than specified, the redemption request will be delayed until you provide further instructions to your financial intermediary or other selected securities dealer. The proceeds of redemption will be satisfied solely out of the assets of the Portfolio(s) in which you are invested and that you indicate in your redemption request, or the sale of such assets or borrowings by the Fund on behalf of such indicated Portfolio(s).

The Fund may suspend redemption privileges during periods when Puerto Rico or U.S. banks or the New York Stock Exchange are closed, trading on the New York Stock Exchange is restricted, or when an emergency exists that makes it not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the market value of its assets.

There may be instances in which the Fund may not be able to liquidate its investments due to, without limitation, market disruption or lack of economic feasibility.

Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Redemption Procedure

You may redeem Units only through your financial intermediary or other selected securities dealer, as applicable. If you submit your redemption request in writing, your request must include:

●	the name of the Portfolio, Units class and number or dollar amount of Units you want to redeem;

●	your account number; and

●	the signature of each registered owner exactly as the Units are registered.

The financial intermediary or dealer may establish certain procedures for telephone or other redemption orders.

Unless you direct your financial intermediary or dealer otherwise, payment will be credited to your account within seven days of receipt of a proper notice of redemption as set forth above.

A financial intermediary or dealer may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the financial intermediary or dealer, receive all required documents in a timely manner and in good form pursuant to the requirement described above.

Additional Information

It costs the Fund money to maintain unitholder accounts. Therefore, the Fund and dealers reserve the right to repurchase all units in any account that has a net asset value of less than $500 per Portfolio. If the Fund elects to do this with your account, it will notify you that you can increase the amount invested to the applicable required amount or more within 60 days. This notice may appear on your account statement.

If you want to redeem Fund units that you purchased recently by check, the Fund may delay payment to assure that it has received good payment. This can take up to 15 days.

Distribution Arrangements

UBS Financial Services Inc. acts as Distributor of Fund units under a distribution contract with the Fund (the “Distribution Contract”) that requires the Distributor. to use its best efforts, consistent with its other business, to sell Fund units. Fund units are offered continuously. The Distributor is located at 1000 Harbor Blvd, 3rd Floor, Weehawken, NJ 07086. Payments from the Fund to compensate the Distributor for certain expenses incurred in connection with its activities in providing certain unitholder and account maintenance services are authorized under the Distribution Contract and made in accordance with a related distribution and unitholder servicing plan (“Plan”) adopted by the Board of Directors of the Fund for the Class A, Class L and Class P units.

Under the Plan, the Fund pays the Distributor. a service fee, payable monthly. The Fund currently pays monthly service fees to UBS Financial Services Inc. at the annual rate of 0.25% of its net assets for Class A units and 0.25% for Class L units. In addition, the Fund currently pays monthly distribution fees to the Distributor at the annual rate of 0.50% of its net assets for Class L units. Any increase from the current annual rates would require the prior approval of a majority of the Board of Directors, including a majority of the independent directors on the Board of Directors of the Fund (the “Independent Fund Directors”), as well as the approval of a majority of the unitholders of each affected Portfolio. Under the Plan, the Distributor primarily uses the service fees to pay for unitholder servicing performed by the Distributor (or other dealers). The Distributor offsets its expenses in servicing and maintaining unitholder accounts including expense for telephone and other communications services. The Distributor uses the distribution fees under the Plan as compensation to the sales personnel and to other dealers for selling the units and to offset the Fund’s marketing costs attributable to each class of units, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses and telephone and other communications expenses. The Distributor (and other dealers) compensates investment executives when units are purchased by investors, as well as on an ongoing basis.

The Plan and related agreement specify that the Fund must pay service and distribution fees to the Distributor for its activities regardless of whether or not the Distributor incurred the related expenses. Therefore, even if the Distributor’s expenses exceed the service or distribution fees it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if the Distributor’s expenses are less than such fees, it will retain the full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of the Plan will be the Distributor’s sole responsibility and not that of the Fund. The Plan will be submitted each year for approval by the Board of Directors, including a majority of the Independent Fund Directors.

Distribution fees are used to compensate the Distributor, and selected dealers whose activities support the distribution of Fund units, including payments to sales personnel and printing prospectuses and reports and the preparation, printing and distribution of sales literature and advertising material. Service fees are used to compensate the Distributor and selected dealers for account maintenance and other unitholder services.

The Investment Adviser may pay its affiliate, the Distributor, from its own resources additional compensation in connection with the sale of Shares in consideration of distribution, marketing support and other services at an annual rate of 0.05% (5 basis points) of the value of the net assets invested in the Fund to be paid on a quarterly basis (although the Distributor may choose not to receive such payments, or receive a reduced amount, on assets held in certain types of accounts or wrap fee advisory programs).

Investment Advisory and Other Arrangements

Subject to the oversight of the Board of Directors, investment advisory services are provided to the Portfolios by the Investment Adviser, UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico pursuant to an investment advisory contract (the “Advisory Agreement”). The Investment Adviser is registered as an “adviser” under the U.S. Investment Advisers Act of 1940. The Investment Adviser may also engage affiliated or non-affiliated sub-advisers. As compensation for its investment advisory services and pursuant to the Advisory Agreement, each Portfolio pays, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, an advisory fee at an annual rate of 1.00% based on such Portfolio’s average daily net assets. For the fiscal year ended, March 31, 2022, each Portfolio paid, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee equal to 1.00% of such Portfolio’s average daily net assets.

Fees and expenses may be voluntarily waived or reimbursed by the Distributor, UBS Trust Company of Puerto Rico and/or their affiliates from time to time. There is no assurance, however, that such waiver or reimbursement, if commenced, will be continued.

UBS Trust Company of Puerto Rico, the Fund’s Administrator (in such capacity, the “Administrator”), and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay the Fund’s Other Expenses in order to ensure that Net Total Operating Expenses (excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after Fee Waivers and/or Expense Reimbursements do not exceed 2.00% of the average daily gross assets for Class A Units, 2.50% of the average daily gross assets for Class L Units, and 1.75% of the average daily gross assets for Class P Units. The Fund may have to repay some of these waivers and/or reimbursements during the following three years. Any such repayment period is limited to three years from the date of the waiver/reimbursement. Any repayment by the Fund to the Administrator will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The Expense Limitation Agreement is effective through August 31, 2023 and may be terminated upon 30 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

As of April 30, 2022, UBS Asset Managers of Puerto Rico serves as investment adviser or co-investment adviser to funds with combined portfolio assets of approximately $1.8 billion. UBS Trust Company of Puerto Rico, an affiliate of the Fund and UBS Financial Services Inc., is a trust company organized and validly existing under the laws of Puerto Rico.

Sub-Advisory Agreements and Administration Agreement

The Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of the Portfolios and the Investment Adviser has entered into sub-advisory agreements (the “Sub-Advisory Agreement”) with the Equity Portion Portfolio Managers with respect to the applicable Portfolios. Subject to the supervision of the Board of Directors, the Investment Adviser oversees the investment advisory services provided by the Equity Portion Portfolio Managers. Pursuant to the Sub-Advisory Agreements, and under the supervision of the Investment Adviser and the Board of Directors, the Equity Portion Portfolio Managers are responsible for the day-to-day investment management of each Portfolio’s Equity Portion. The Investment Adviser monitors and evaluates the Equity Portion Portfolio Managers’ performance, and oversees the Equity Portion Portfolio Managers’ compliance with the applicable Portfolio’s investment objective, policies and restrictions. The Investment Adviser (not the Fund) pays the Equity Portion Portfolio Manager a fee up to 0.60% (with respect to the Mid Cap Core Portfolio) or 0.50% (with respect to all other Portfolios) of the average daily net assets of the Equity Portion of the applicable Portfolio.

A discussion of the basis for the approval by the Board of Directors of the Advisory Agreement and the Sub-Advisory Agreements between the Investment Adviser and the Equity Portion Portfolio Managers with respect to the Fund was included in the Fund’s semi-annual unitholder report for the period ended September 30, 2021.

The Advisory Agreement was recently amended to conform to certain 1940 Act requirements and customary provisions, but such amendments did not result in any reduction in services or increase in fees.

UBS Trust Company of Puerto Rico serves as administrator of the Fund. UBS Trust Company of Puerto Rico is a trust company organized and validly existing under the laws of Puerto Rico. UBS Trust Company of Puerto Rico may retain one or more sub-administrators for the Fund. The Administrator has entered into a Service Agreement with State Street Bank and Trust Company (“State Street”) to provide support services respect to the Fund. State Street is a Massachusetts trust company located at One Lincoln Street, Boston, MA 02111.

Pursuant to an administration agreement with the Fund, the Administrator, subject to the overall supervision of the Board of Directors, provides facilities and personnel to the Fund in the performance of certain services including the determination of the Fund’s net asset value and net income. The Administrator may enter into agreements with third parties, such as a sub-administrator, to perform some or all of these tasks, subject to the oversight and ultimate responsibility of the Administrator. As compensation for its administration services to the Fund, the Administrator will receive an administration fee (which is indirectly paid entirely by Unitholders) equal to 0.15% of the Fund’s average weekly net assets, payable monthly.

Portfolio Managers

Leslie Highley, Jr. and Javier Rodriguez (together, the “Portfolio Manager”) each is the portfolio manager for the Puerto Rico Securities Portion of each Portfolio and is primarily responsible for the day-to-day management of the Fund’s portfolios.

Mr. Highley has been a Managing Director of UBS Trust Company of Puerto Rico since 2006 and a Senior Vice President of the Puerto Rico Investors Tax-Free Family of Funds since inception in 1995. From 1985 to 1993, Mr. Highley was the President of Dean Witter Puerto Rico, Inc. and a senior officer responsible for Corporate and Public Finance. Prior thereto, he was Executive Vice President of the Government Development Bank for Puerto Rico where he managed Investment and Treasury Operations, and also supervised Private Lending and the issuance of all Puerto Rico Government debt from 1977 to 1985.

Mr. Rodriguez has been a Director of UBS Asset Managers of Puerto Rico since 2012, Divisional Assistant Vice President, trader, and portfolio manager of UBS Trust PR since 2003. From 2002 to 2003 Mr. Rodriguez was financial analyst with UBS Trust PR. Prior to thereto he was a financial analyst with Popular Asset Management of Puerto Rico from 1998 to 2002.

The Investment Adviser has also engaged the below sub-advisers (as previously defined, the “Equity Portion Portfolio Managers”) as sub-advisers to manage the Equity Portion of the applicable Portfolio.

Large Cap Value Portfolio I

The London Company

Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Stephen M. Goddard, CFA	Stephen M. Goddard CFA, Managing Principal, CIO and Lead Portfolio Manager, founded The London Company in 1994 and has served in this capacity since founding the company. Previously, he held Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He has over 30 years of investment experience.	2016	Managing Principal, Founder, CIO, and Lead Portfolio Manager

Large Cap Core Portfolio I

Atalanta Sosnoff Capital, LLC

Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Craig Steinberg	Mr. Steinberg became Chief Investment Officer in 2017 and President in August, 1997. He served as Executive Vice President and Director of Research for Atalanta Sosnoff since 1994. Mr. Steinberg has been a Portfolio Manager since 1988. Prior to joining Atalanta Sosnoff in 1985 as an Analyst, Mr. Steinberg was a Securities Analyst at Prudential Equity Management. Mr. Steinberg earned a BSE degree from the Wharton School of the University of Pennsylvania in 1983. Mr. Steinberg is an equity owner of the firm.	2011	Portfolio Manager

Robert Ruland	Mr. Ruland joined Atalanta Sosnoff as a Research Analyst in April, 2002, was promoted to the Investment Policy Committee in January of 2006 and became Director of Research in 2017. He was formerly a Research Analyst at Eagle Growth Investors, LLC. Previously, he was a Research Analyst at Lehman Brothers and Banc of America Securities. Mr. Ruland earned a B.S. degree in Finance from the State University of New York at Albany in 1990 and an M.B.A. from New York University in 1995. Mr. Ruland is a Chartered Financial Analyst charterholder. Mr. Ruland is an equity owner of the firm.	2011	Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Matthew Ward	Matthew Ward: Mr. Ward joined Atalanta Sosnoff as Senior Technology Analyst in September, 2018. Mr. Ward was promoted to Portfolio Manager in February 2021. Prior to joining the firm, he was Head of US Large Cap (since 2014), Co-Fund Manager (since 2014), and Equity Analyst (since 2005) for Schroder Investment Management’s US Large Cap strategy. Previously, he was an Equity Analyst at Phoenix-Engemann and Franklin Templeton. Mr. Ward earned a B.A. in Economics and English from Georgetown University in 1995. Mr. Ward is a Chartered Financial Analyst charterholder. Mr. Ward is an equity owner of the firm.	2011	Portfolio Manager

Large Cap Growth Portfolio I

Winslow Capital Management, LLC

Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Justin H. Kelly	Mr. Kelly is the Chief Executive Officer, Chief Investment Officer, and a Portfolio Manager of Winslow Capital, and has been with the firm since 1999. Mr. Kelly has been part of the investment management team for the Multi-Select Securities Puerto Rico Fund - Large Cap Growth Portfolio I since May 2021. Mr. Kelly graduated summa cum laude from Babson College in 1993 with a BS in Finance/Investments. He is also a CFA® charterholder.	2021	Chief Executive Officer, Chief Investment Officer, and Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Patrick M. Burton	Mr. Burton is a Senior Managing Director and Portfolio Manager of Winslow Capital and has been with the firm since 2010. Mr. Burton has been part of the investment management team for the Multi-Select Securities Puerto Rico Fund - Large Cap Growth Portfolio I since May 2021. Prior to joining Winslow Capital, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management from 2009 to 2010. Prior to that, Mr. Burton was a Managing Director with Citigroup Investments from 1999 to 2009. Mr. Burton received his BS with distinction in Finance from the University of Minnesota. He is also a CFA® charterholder.	2021	Senior Managing Director and Portfolio Manager

Peter A. Dlugosch	Mr. Dlugosch is a Managing Director, Portfolio Manager and Analyst of Winslow Capital and has been with the firm since 2013. He has managed the Multi-Select Securities Puerto Rico Fund - Large Cap Growth Portfolio I since February 2022. Prior to joining Winslow Capital, he was an Executive Director, Institutional Equity Sales & Trading at UBS Investment Bank in Boston. Mr. Dlugosch earned his BS in Business Administration-Finance from Villanova University.	2022	Managing Director and Portfolio Manager

Mid Cap Core Portfolio I

The London Company

Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Stephen M. Goddard, CFA	Stephen M. Goddard CFA, Managing Principal, CIO and Lead Portfolio Manager, founded The London Company in 1994 and has served in this capacity since founding the company. Previously, he held Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He has over 30 years of investment experience.	2021	Managing Principal, Founder, CIO, and Lead Portfolio Manager

J. Brian Campbell, CFA	J. Brian Campbell CFA, Portfolio Manager. He has served as Portfolio Manager since he joined The London Company in 2010. Prior to joining The London Company, he was a Portfolio Manager and the Director of Research at Hilliard Lyons Capital Management from 2004 to 2010.	2021	Principal, and Co-Lead Portfolio Manager

Small Cap Core Portfolio I

Cambiar Investors, LLC

Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Andrew Baumbusch	Andrew Baumbusch is an Investment Principal at Cambiar Investors and has 24 years of investment experience. In addition to his research responsibilities, Mr. Baumbusch also serves as Co-Portfolio Manager of the Cambiar Small Cap Value and Small-Mid Value strategies. Prior to joining Cambiar in 2004, Andy served in an investment analyst capacity at Franklin Templeton, Atrium Capital and Alex Brown & Sons. Mr. Baumbusch received an MBA from the Stanford Graduate School of Business and a BA in Economics from Princeton University.	2021	Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Colin Dunn, CFA	Colin Dunn is an Investment Principal at Cambiar Investors and has 22 years of industry experience. In addition to his research responsibilities, Mr. Dunn also serves as Co-Portfolio Manager of the Cambiar Small Cap Value and Small-Mid Value strategies. Prior to joining Cambiar in 2011, Colin worked at Keefe, Bruyette & Woods, Inc., in the Investment Banking and Equity Research Departments. Mr. Dunn began his career in 2000 as an Analyst in the Investment Banking Division at UBS. Mr. Dunn received a BS in Finance and International Business from Georgetown University.	2021	Portfolio Manager

International Portfolio I

Cambiar Investors, LLC

Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Brian Barish, CFA	Brian Barish is the President and CIO at Cambiar Investors and is responsible for the oversight of all investment functions at the firm. Mr. Barish has over 33 years of investment experience. Prior to joining Cambiar in 1997, Mr. Barish served as Director of Emerging Markets Research for Lazard Freres & Co. Mr. Barish received a BA in Economics and Philosophy from the University of California, Berkeley.	2016	Portfolio Manager

Name	Biography	Managed the Fund Since	Title

Munish Malhotra, CFA	Munish Malhotra is an Investment Principal at Cambiar Investors and has over 22 years of investment experience. In addition to his research responsibilities, Mr. Malhotra serves as Co-Portfolio Manager of the Cambiar International Equity strategy. Prior to joining Cambiar in 2017, Mr. Malhotra worked at Marsico Capital Management as a Portfolio Manager/Senior Analyst for the International Opportunities and Global Flexible Capital strategies. Mr. Malhotra received an MA in Economics from Denver University and a BA in Finance and International Studies at Loyola University.	2021	Portfolio Manager

Legal Proceedings

The Fund is not a party to any legal proceeding as of the date hereof.

In 2011, a derivative action was filed on behalf of the Employee Retirement System of the Commonwealth of Puerto Rico (the “System”) against over 40 defendants, including UBS Financial Services Incorporated of Puerto Rico and the Administrator (the “UBS Defendants”), which were named in connection with their underwriting and consulting services. Plaintiffs alleged that defendants violated their fiduciary duties and contractual obligations in connection with the issuance and underwriting of approximately 3 billion dollars of bonds by the System in 2008 and sought damages of over 800 million dollars. In December 2016, the court granted the System’s request to join the action as a plaintiff, but ordered that plaintiffs must file an amended complaint. In March 2017, the court denied defendants’ motion to dismiss the amended complaint. In February 2019, plaintiffs dismissed without prejudice all defendants other than the UBS Defendants from the action. In April 2019, plaintiffs filed an amended complaint, which UBS Defendants answered. In connection with their answer, the UBS Defendants informed the court that they intended to plead counterclaims against the System, subject to a lifting of the automatic stay arising out of the System’s petition to effect a plan to adjust its debt pursuant to the Puerto Rico Oversight, Management & Economic Stability Act (“by check”). In May 2019, plaintiffs filed a motion for partial summary judgment, which is still pending. In February 2020, the UBS Defendants submitted their counterclaims against the System, pursuant to the PROMESA Court’s order allowing the counterclaims to be filed.

UBS Financial Services Incorporated of Puerto Rico and UBS Financial Services, Inc., as its parent company, have been named as respondent in several arbitration proceedings before the Financial Industry Regulatory Authority (“FINRA”), pertaining to claims brought by unitholders of several Puerto Rico closed-end funds. Several of these claims have resulted in significant financial awards in favor of the claimants. The impact of these adverse awards on the Fund or on the ability of its investment adviser to perform under their respective agreements with the Fund is not currently determinable.

Valuation

The price of each Portfolio’s Units is based on the net asset value of the Portfolio. The Fund calculates net asset value daily, as of the close of the New York Stock Exchange (generally 4 p.m. New York time). For purposes of determining the net asset value of a Unit, the value of the securities held by the applicable Portfolio plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including borrowings and accrued interest thereon and other accrued expenses) is divided by the total number of Units of such Portfolio outstanding at such time. Expenses, including the fees payable to the Investment Adviser, the Distributor and the Administrator, are accrued daily and paid monthly.

The net asset value per Portfolio Unit is based solely on the value of the assets in the Portfolio. The price for buying or selling Portfolio Units will be based on the net asset value of the Portfolio that is next calculated after the Fund accepts your order. Your financial intermediary or other selected securities dealer is responsible for making sure that your order is promptly sent to the Fund when Units are purchased in a manner other than through the automatic distribution reinvestment program described in the following paragraph.

All distributions on Units are reinvested automatically in full and fractional Units at the net asset value per Unit next determined after the declaration of such distribution. A unitholder at any time, by written notification to the Distributor or a dealer, may request to have subsequent distributions paid in cash, rather than reinvested, in which event payment will be mailed on or about the payment date.

Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Assets for which market quotations are not readily available will be valued by the Administrator on the basis of valuations provided by pricing services approved by Fund management and the Board of Directors. In arriving at their valuation, pricing sources may use both a grid matrix of securities values as well as the evaluations of their staff. The valuation, in either case, is based on information concerning actual market transactions and quotations from dealers or a grid matrix performed by an outside vendor that reviews certain market and security factors to arrive at a bid price for a specific security. Certain Puerto Rico obligations have a limited number of market participants and thus, might not have a readily ascertainable market value and may have periods of illiquidity. Certain securities of the Fund for which quotations are not readily available from any source, are fair valued by or under the direction of the Investment Adviser utilizing quotations and other information concerning similar securities obtained from recognized dealers. The Investment Adviser can override any price that it believes is not consistent with market conditions.

The Investment Adviser has established a Valuation Committee (the “Valuation Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Valuation Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board of Directors. These policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the net asset value of each Portfolio. The Committee reports to the Board of Directors on a regular basis.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosures surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three (3) broad levels listed below:

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Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the asset occurs with sufficient frequency and volume to provide pricing information on an ongoing basis.

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Level 2 - Are significant inputs other than quoted prices included in Level 1 that are observable (including, among other things, quoted prices for similar securities, interest rates, prepayments speeds, credit risk), either directly or indirectly.

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Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These will be developed based on the best information available in the circumstances, which might include the Administrator’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk).

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs, by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, each Portfolio’s credit standing, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. Therefore, the estimated fair value may materially differ from the value that could actually be realized on sale.

Dividends and Taxes

Dividends

Each Portfolio intends to distribute to its unitholders substantially all of such Portfolio’s net investment income. However, a Portfolio may elect to distribute less of its net investment income if, in the judgment of the Investment Adviser, such reduced distribution is in the best economic interests of such Portfolio’s unitholders. Such distributions, if any, shall be paid by the Fund on no less than an annual basis.

Units earn dividends on the day after they are purchased but not on the day they are sold.

You will receive dividends in additional units of the Portfolio, unless you elect to receive them in cash. Contact your Financial Advisor at the Distributor or your selected securities dealer if you prefer to receive dividends in cash.

Taxes

THIS SECTION IS NOT TO BE CONSTRUED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS, INCLUDING THE APPLICATION AND EFFECT OF OTHER TAX LAWS AND ANY POSSIBLE CHANGES IN THE TAX LAWS AFTER THE DATE OF THIS PROSPECTUS.

The following discussion is a summary of the material Puerto Rico and United States (“U.S.”) federal tax considerations that may be relevant to prospective investors in the Fund. The discussion in connection with the Puerto Rico tax considerations is based on the current provisions of the Puerto Rico Code, the regulations promulgated or applicable thereunder (“Puerto Rico Code Regulations”), AD No. 19-04 and other administrative pronouncements issued by the PRTD, and the PRMC and the regulations promulgated thereunder.

The U.S. federal tax discussion is based on the current provisions of the U.S. Code, the regulations promulgated thereunder (“Code Regulations”) and administrative pronouncements issued by the IRS.

This discussion assumes that (i) the investors will be (a) individuals who for the entire taxable year (including the taxable year during which the units of each Portfolio (“Units”) are acquired) are bona fide residents of Puerto Rico for purposes of Sections 933 and 937 of the U.S. Code and residents of Puerto Rico for purposes of the Puerto Rico Code (“Puerto Rico Individuals”), (b) corporations or other entities subject to Puerto Rico income tax as corporations and organized under the laws of Puerto Rico, other than corporations or any such entity subject to a special tax regime under the Puerto Rico Code (the “Puerto Rico Entities”) and (c) trusts, the trustee of which is a Puerto Rico Entity or is a Puerto Rico Individual, and all of the beneficiaries of which are Puerto Rico Individuals, as described above (“PR Trusts,” and jointly with the Puerto Rico Entities and the Puerto Rico Individuals, the “Puerto Rico Investors”); (ii) the Puerto Rico Investors do not qualify for or otherwise do not choose the optional income tax rate available to certain individuals and corporations engaged in the trade or business of rendering services; (iii) the Puerto Rico Entities will not be subject at any time to any special tax regime under the U.S. Code including, without limitation, the provisions of the U.S. Code that apply to “controlled foreign corporations,” “passive foreign investment companies,” or “personal holding companies;” and (iv) for each taxable year that Dividends (as defined below) are distributed by a Portfolio, such Portfolio will meet the 90% Distribution Requirement (as defined below).

The Fund may not be a suitable investment for individuals who are not Puerto Rico Individuals, trusts that are not PR Trusts and entities that are not Puerto Rico Entities. These persons are urged to consult their own tax advisors with respect to the tax implications of the investment under the laws of the jurisdiction where they are organized.

Generally, an individual is a bona fide resident of Puerto Rico under the U.S. Code if he or she (i) is physically present in Puerto Rico for at least 183 days during the taxable year, (ii) has his or her principal place of business in Puerto Rico, and (iii) has more significant contacts with Puerto Rico than with the U.S. or a foreign country. Prospective individual investors should consult their tax advisors as to whether they qualify as “bona fide residents of Puerto Rico” under the U.S. Code.

This discussion does not purport to deal with all aspects of Puerto Rico and U.S. federal taxation that may be relevant to other types of investors, particular investors in light of their investment circumstances, or to certain types of investors subject to special treatment under the Puerto Rico Code or the U.S. Code (e.g., banks, insurance companies or tax-exempt organizations). Unless otherwise noted, the references in this discussion to the Puerto Rico regular income tax will include the alternative minimum tax and the alternate basic tax imposed on Puerto Rico Entities and Puerto Rico Individuals, respectively, by the Puerto Rico Code.

The existing provisions of the statutes, regulations, judicial decisions, and administrative pronouncements, on which this discussion is based, are subject to change (even with retroactive effect).

Puerto Rico Taxation

Taxation of the Fund

Income Taxes. Each Portfolio will be treated as a separate registered investment company under the Puerto Rico Code. As such, each Portfolio should be exempt from the regular income tax imposed by the Puerto Rico Code for each taxable year that it distributes as Taxable Dividends (as defined below) an amount equal to at least 90% of its net income for such year within the time period provided by the Puerto Rico Code (the “90% Distribution Requirement”). In determining its net income for purposes of the 90% Distribution Requirement, a Portfolio is not required to take into account capital gains and losses. Each Portfolio intends to meet the 90% Distribution Requirement to be exempt from the income tax imposed by the Puerto Rico Code.

Since an opinion from counsel is not binding on the PRTD or the Puerto Rico courts, the PRTD or the courts could disagree with counsel’s conclusions. If it is determined by the courts that each Portfolio is not a separate registered investment company, each Portfolio would still be exempt from the Puerto Rico regular income tax; provided that, the Fund meets the 90% Distribution Requirement. However, the treatment of the Fund and its Portfolios as one registered investment company may adversely affect the earnings and profits of each of the Portfolios and the Puerto Rico income tax treatment of the distributions received by the Puerto Rico Investors. Each Puerto Rico Investor should consult its own tax advisor with respect to the impact of the treatment of the Fund and its Portfolios as one registered investment company.

Property Taxes. Each Portfolio will be subject to personal property taxes under the PRMC. However, the shares of stock, bonds, participations, notes, and other securities or debt instruments issued by Puerto Rico or non-Puerto Rico corporations, partnerships or companies held by a Portfolio will be exempt from personal property taxes under the PRMC.

Municipal License Taxes. Interest and dividends derived by a Portfolio will be exempt from municipal license taxes imposed by the PRMC.

Taxation of Puerto Rico Investors

Income Taxes. Each Portfolio may make distributions out of its current or accumulated earnings and profits attributable to (i) income that is included in the Portfolio’s gross income for purposes of the Puerto Rico Code that is subject to income tax, other than gains from the sale or exchange of property (“Taxable Dividends”), or (ii) net gains derived from the sale or exchange of property (the “Capital Gain Dividends” and jointly with the Taxable Dividends, the “Dividends”).

Interest and Other Expenses. In computing the earnings and profits from which the Fund may make distributions of Taxable Dividends and Tax Exempt Dividends, the Fund must allocate its accrued interest and other accrued expenses to gross taxable and gross exempt income based on the ratio of gross taxable income to total gross income and gross tax exempt income to total gross income, respectively. .Accordingly, the amount of the earnings and profits from which the Fund may make distributions of Tax Exempt Dividends will be reduced by the amount of expenses allocated to gross tax exempt income.

Taxable Dividends Distributed to Puerto Rico Individuals or PR Trusts. Taxable Dividends distributed to Puerto Rico Individuals or PR Trusts will be subject to a 15% withholding tax (the “15% Withholding Tax”). If the alternate basic tax is applicable to a Puerto Rico Individual or a PR Trust, the Taxable Dividends may be subject to an additional 9% tax.

Unless otherwise designated by the Fund, its distributions of Dividends to Puerto Rico Individuals or PR Trusts will consist of Taxable Dividends subject to the 15% Withholding Tax and, if applicable, the abovementioned alternate basic tax.

The Puerto Rico Code provides that a Puerto Rico Individual and a PR Trust may elect out of the 15% Withholding Tax and be subject to the regular tax rates provided by the Puerto Rico Code. However, by purchasing Units, Puerto Rico Individuals and PR Trusts will be irrevocably agreeing to the 15% Withholding Tax on all Taxable Dividends paid by a Portfolio and will irrevocably waive the right to elect not to be subject to the 15% Withholding Tax; except that, the applicability of the 15% Withholding Tax to Puerto Rico Individuals and PR Trusts that purchase Units through dealers will depend on the dealer’s policies and its agreements with the Distributor. Puerto Rico Individuals and PR Trusts that purchase Units through dealers should consult with the dealer with respect to its withholding policy or such agreements.

Taxable Dividends Distributed to Puerto Rico Entities. Puerto Rico Entities receiving or accruing Taxable Dividends during a taxable year are entitled to claim an 85% dividend received deduction with respect to such distributions (the “Dividend Received Deduction”). The Dividend Received Deduction may not exceed 85% of the Puerto Rico Entity’s net taxable income for such taxable year. The remaining 15% of such dividends is subject to income tax at the regular corporate income tax rates.

Unless otherwise designated by the Fund, its distributions of Dividends to Puerto Rico Entities will consist of Taxable Dividends subject to the Dividend Received Deduction.

Puerto Rico Entities purchasing Units through dealers may be subject to the 15% Withholding Tax, depending on the dealer’s policies and agreements with the Distributor. Puerto Rico Entities purchasing Units through a dealer should consult with the dealer with respect to its withholding policies or such agreements.

Special rules are applicable to Taxable Dividends distributed to Puerto Rico Entities that are “special partnerships,” “partnerships”, “corporations of individuals,” life insurance companies, mutual insurance companies and non-mutual insurance companies under the Puerto Rico Code.

Capital Gain Dividends. Capital Gain Dividends will be subject to a capital gains tax of a maximum of 15% in the case of Puerto Rico Individuals and PR Trusts, and to a capital gains tax of a maximum of 20% in the case of Puerto Rico Entities. If the alternate basic tax is applicable to a Puerto Rico Individual or a PR Trust, the Capital Gain Dividends of Puerto Rico Individuals and PR Trusts may be subject to an additional 9% tax.

Tax Exempt Dividends. Tax Exempt Dividends distributed to Puerto Rico Investors will be exempt from Puerto Rico income tax.

Distributions of Principal. Distributions made by a Portfolio during a taxable year, will be treated as Dividends to the extent that for such year the Portfolio has current or accumulated earnings and profits, as determined under the Puerto Rico Code. Distributions in excess of current and accumulated earnings and profits will be treated as a tax-free return of capital to the Puerto Rico Investor to the extent of such investor’s tax basis in such Portfolio’s Units. To the extent that such distributions exceed the Puerto Rico Investor’s tax basis in the Units, such excess will be treated as a gain derived from the sale, exchange or other disposition of the Units. If the Units have been held by the Puerto Rico Investor for more than one year and constitute a capital asset in the hands of the Puerto Rico Investor, the gain will qualify as a long-term capital gain. The Puerto Rico Code provides long-term capital gains tax rates for Puerto Rico Individuals, PR Trusts and Puerto Rico Entities for long-term capital gains realized from the sale or exchange of Units of a Portfolio. See, “Sale, Exchange or Other Disposition of the Units.”

Sale, Exchange or Other Disposition of the Units. Gains realized from the sale, exchange or other disposition of Units which have been held by a Puerto Rico Investor for more than one year and constitute capital assets in the hands of the Puerto Rico Investor, will be subject to a capital gains tax of a maximum of 15% in the case of Puerto Rico Individuals and PR Trusts, and a capital gains tax of a maximum of 20% in the case of Puerto Rico Entities. If the alternate basic tax is applicable to a Puerto Rico Individual or a PR Trust, the gain derived by Puerto Rico Individuals or PR Trusts may be subject to an additional 9% tax.

Puerto Rico Investors may elect to treat such gains as ordinary income subject to regular income tax instead of the applicable capital gains tax.

Losses during a taxable year from the sale, exchange or other disposition of Units that constitute capital assets in the hands of Puerto Rico Investors are deductible only to the extent of gains from the sale, exchange or other disposition of capital assets during the taxable year. In the case of Puerto Rico Entities, the excess of capital losses incurred in a taxable year over the capital gains derived during the same taxable year may be carried forward as a deduction against future net capital gains, but only to the extent of 90% of the net capital gains derived during the particular taxable year. Puerto Rico Individuals may (a) deduct up to $1,000 of net capital losses incurred in a taxable year from ordinary income for such taxable year and (b) any remaining net capital losses may be carried forward to the following seven (7) taxable years as a deduction against net capital gains derived in such years provided however that the deduction may not exceed 90% of such capital gains.

Redemption of Units. The partial or total redemption of Units is generally treated as a sale or exchange of Units, unless the redemption is “essentially equivalent to a dividend.” If a redemption of Units is treated as “essentially equivalent to a dividend,” then the redemption is treated as a Dividend to the extent of a Portfolio’s current and accumulated earnings and profits. In determining whether a redemption should be treated as “essentially equivalent to a dividend,” the Puerto Rico Code Regulations provide that (i) pro-rata redemptions of Units are generally treated as essentially equivalent to a dividend, and (ii) redemptions that terminate a unitholder’s interest or that reduce such unitholder’s interest by more than 20% are not treated as “essentially equivalent to a dividend.” However, neither the Puerto Rico Code nor the Puerto Rico Code Regulations set forth guidelines to determine which other redemptions are not essentially equivalent to a dividend distribution. In the absence of Puerto Rico guidelines, the PRTD generally follows the principles established under the U.S. Code, the Code Regulations, rulings and other administrative pronouncements of the IRS, and federal court decisions.

Estate and Gift Taxes. No Puerto Rico estate and gift tax will be imposed on transfers of Units by a Puerto Rico Individual that occur after December 31, 2017.

Municipal License Taxes. In accordance with the PRMC, dividends distributed by a Portfolio to Puerto Rico Investors are not subject to municipal license tax.

Property Taxes. In accordance with the PRMC Code, the Units are exempt from Puerto Rico personal property taxes in the hands of the Puerto Rico Investors.

United States Taxation

Taxation of the Fund

For purposes of the U.S. Code, the Fund is treated as a foreign corporation. Based on certain representations made by the Fund and the Investment Adviser, the Fund should not be treated as engaged in a U.S. trade or business within the United States for purposes of the U.S. Code. As a foreign corporation not engaged in a U.S. trade or business, the Fund should generally not be subject to U.S. federal income tax on gains derived from the sale or exchange of personal property. However, if it is determined that the Fund is engaged in a trade or business within the United States for purposes of the U.S. Code, and the Fund has taxable income that is effectively connected with such U.S. trade or business, the Fund will be subject to the regular U.S. corporate income tax on its effectively connected taxable income, and possibly to a 30% branch profits tax and state and local taxes as well.

In addition, gains from the disposition of a “United States Real Property Interest,” as defined in Section 897 of the U.S. Code, and gains from the sale of the interests in a partnership that is engaged in a trade or business may be treated as effectively connected to a trade or business in the U.S. and subject to U.S. federal income tax and 30% branch profit tax. The Fund is also subject to a 30% U.S. withholding tax on certain types of income from sources within the U.S., such as dividends and interest. However, interest that qualifies as “portfolio interest” is not subject to the 30% U.S. withholding tax. In addition, dividends from sources within the United States may qualify for a reduced 10% rate if certain conditions are met.

The imposition of a U.S. corporate income tax on the Fund or a U.S. withholding tax on interest payments to the Fund could materially adversely affect such Portfolio’s ability to make payments to its unitholders.

The FATCA rules of the U.S. Code also impose a 30% withholding tax upon most payments of U.S. source income (the “Withholdable Payments”) made to certain “foreign financial institutions” or “non-financial foreign entities” (“NFFE”), unless certain certification and reporting requirements are satisfied. In the case of most payments of U.S. source income, the 30% withholding is currently applicable. The Code Regulations provide an exception for certain obligations outstanding on July 1, 2014.

The Code Regulations treat the Fund as a NFFE. Thus, after June 30, 2014, the Fund would have been required to provide to the payors of such income (except with respect to certain grandfathered obligations) certain information with respect to its investors, and the payors would have been required to disclose such information to the IRS. However, the Fund elected to be treated as a direct reporting NFFE, and, as such, it was required to provide such information directly to the IRS (instead of providing it to such payors) by filing Form 8966 with the IRS on March 31st of each year.

If the Fund is unable to obtain the required information from any such investor or otherwise fails or is unable to comply with the requirements of the U.S. Code, the Code Regulations or any other implementing rules, the Withholdable Payments made to the Fund may be subject to a 30% withholding tax.

Even though the record holders of the issued and outstanding Units of any Portfolio based on any prior prospectus did not, at that time, have the obligation to provide the information with respect to a Portfolio’s investors that is required to comply with the FATCA requirements of the U.S. Code, these Puerto Rico Investors are now subject to these requirements and will not be entitled to redeem their Units if the information is not provided. The Fund will request the information from the record holders of such Units and will seek the agreement of such record holders to timely provide the information to enable the Fund comply with the U.S. Code in the future. However, if the Fund is unable to obtain such information from any such record holder or otherwise fails or is unable to comply with the requirements of the U.S. Code, the Code Regulations or any other implementing rules, the Withholdable Payments made to the Fund will be subject to the 30% withholding tax.

To ensure that the Puerto Rico Investors that acquire Units of a Portfolio after the date hereof will have the obligation to timely provide the Fund the information required to comply with the U.S. Code, by making an investment in Units, each such Puerto Rico Investor agrees to provide all information and certifications necessary to enable the Fund to comply with these requirements and authorizes the Fund to redeem the Units of any investor that fails to timely provide such information or certifications. In addition, any Puerto Rico Investor that fails to timely provide the requested information or certifications will be required to indemnify the Fund for the entirety of the 30% percent tax withheld on all of the Fund’s income as a result of such investor’s failure to provide the information.

Taxation of Puerto Rico Individuals and Puerto Rico Entities

Dividends. Under Section 933 of the U.S. Code, Puerto Rico Individuals will not be subject to U.S. federal income tax on dividends distributed by the Fund that constitute income from sources within Puerto Rico. The dividends distributed by the Fund should constitute income from sources within Puerto Rico not subject to U.S. federal income tax in the hands of a Puerto Rico Individual. However, in the case of Puerto Rico Individuals who own, directly or indirectly, at least 10% of the issued and outstanding voting Units of the Fund (the “10% Unitholders”), only the Puerto Rico source ratio of any dividend paid or accrued by such Portfolio shall be treated as income from sources within Puerto Rico. The Puerto Rico source ratio of any dividend from the Fund is a fraction, the numerator of which equals the gross income of the Portfolio from sources within Puerto Rico during the 3-year period ending with the close of the taxable year of the payment of the dividend (or such part of such period as the Fund has been in existence, if less than 3 years) and the denominator of which equals the total gross income of the Fund for such period. In the case of 10% Unitholders, the part of the dividend determined to be from sources other than Puerto Rico (after applying the rules described in this paragraph) may be subject to U.S. income tax.

The U.S. Code contains certain attribution rules pursuant to which Units owned by other persons are deemed owned by the Puerto Rico Individuals for purposes of determining whether they are 10% Unitholders. A Puerto Rico Individual that owns less than 10% of the issued and outstanding voting Units of the Fund may become a 10% Unitholder if he or she is a partner, member, beneficiary or shareholder of a partnership, estate, trust or corporation, respectively, that also owns Units of the Fund, or because of the suspension of the voting rights of other Puerto Rico Investors of the Fund. To determine whether a Puerto Rico Individual is a 10% Unitholder, the Puerto Rico Individual must consult his or her tax advisor and obtain from the investment advisor the information that the tax advisor deems appropriate for such purpose. If it is determined that a Puerto Rico Individual is a 10% Unitholder, such individual must obtain from his or her investment advisor the information to determine which part of the dividend is from sources outside of Puerto Rico and may thus be subject to U.S. federal income tax.

Puerto Rico Individuals will not be allowed a U.S. tax deduction from gross income for amounts allocable to such Fund’s dividends not subject to U.S. federal income tax.

Puerto Rico Investors should also note that the Code Regulations under Section 937(b) of the U.S. Code addressing “conduit arrangements” may impact the source of income of dividends distributed by the Fund. In general, the Code Regulations describe a “conduit arrangement” as one in which pursuant to a plan or arrangement, income is received by a person in exchange for consideration provided to another person and such other person provides the same consideration (or consideration of a like kind) to a third person in exchange for one or more payments constituting income from sources within the United States. Based on the current language of the Regulations and the guidance offered therein, it is more likely than not that the Fund is not expected be considered a “conduit arrangement” under the Code Regulations. The Fund does not plan to request a ruling from the IRS with respect to the non-applicability of such conduit rule to the Fund and no assurance can be given that the IRS or the courts will agree with the expected tax treatment described herein. You should consult your tax advisor as to this matter.

Foreign corporations not engaged in a U.S. trade or business are generally not subject to U.S. federal income tax on amounts received from sources outside the United States. Corporations incorporated in Puerto Rico are treated as foreign corporations under the U.S. Code. It is more likely than not that dividends distributed by the Fund to Puerto Rico corporations are expected to constitute income from sources within Puerto Rico. Accordingly, it is more likely than not that Puerto Rico corporations not engaged in a U.S. trade or business are not expected to be subject to U.S. taxation on dividends received from a Portfolio. It is more likely than not, that dividends received or accrued by a Puerto Rico corporate investor that is engaged in a U.S. trade or business will be subject to U.S. federal income tax only if such dividends are effectively connected to its U.S. trade or business.

The U.S. Code provides special rules for Puerto Rico Entities that are treated as partnerships for U.S. federal income tax purposes.

Sales, Exchange or Disposition of Units. Gain, if any, from the sale, exchange or other disposition of Units by a Puerto Rico Individual, including an exchange of Units of one Portfolio for Units of another Portfolio, will generally be treated as Puerto Rico source income and, therefore, exempt from federal income taxation in the hands of a Puerto Rico Individual.

A Puerto Rico corporation that invests in the Fund will be subject to U.S. federal income tax on a gain from a disposition of Units only if the gain is effectively connected to a U.S. trade or business carried on by the Puerto Rico corporation.

The U.S. Code provides special rules for Puerto Rico Entities that are subject to federal income tax as partnerships.

PFIC Rules. The Fund will likely be treated as a passive foreign investment company (“PFIC”) for U.S. federal income tax purposes. Under the PFIC rules, a Unitholder that is a U.S. person (i.e., a citizen or resident of the U.S., a U.S. domestic corporation or partnership, or an estate or trust that is taxed as a resident of the U.S.) (such Unitholder is referred to as a “U.S. Unitholder”), that disposes of its PFIC stock at a gain, is treated as receiving an “excess distribution” equal to such gain. In addition, if a U.S. Unitholder receives a distribution from a PFIC in excess of 125% of the average amount of distributions such Unitholder received from the PFIC during the three preceding taxable years (or shorter period if the U.S. Unitholder has not held the stock for three years), the U.S. Unitholder is also treated as receiving an “excess distribution” equal to such excess. In general, an “excess distribution” is taxed as ordinary income, and to the extent it is attributed to earlier years in which the PFIC stock was held, is subject to the highest applicable income tax rate and to an interest charge which the U.S. Code refers to as the “deferred tax amount.”

Prop. Reg. Sec. 1.1291-1(f) of the Code Regulations states that a “deferred tax amount” will be determined under Section 1291 of the U.S. Code on amounts derived from sources within Puerto Rico by Puerto Rico Individuals only to the extent such amounts are allocated to a taxable year in the Unitholder’s holding period during which the Unitholder was not entitled to the benefits of US Code Section 933 thereof. Thus, under the proposed Code Regulations, Puerto Rico Individuals will not be subject to the PFIC provisions in connection with dividends received from the Fund or a gain from the sale or exchange of Units if (a) they are entitled to the benefits of Section 933 of the U.S. Code for each entire taxable year that they hold the Units, and (b) (1) in the case of dividends, the dividends from the Fund qualify as Puerto Rico source income under the U.S. Code, and (2) in the case of a gain from the sale or exchange of Units, the gain qualifies as Puerto Rico source income under the U.S. Code. Puerto Rico corporations are not U.S. Unitholders for purposes of the PFIC provisions.

Puerto Rico Individuals have to file a Form 8621, “Information Return by a Shareholder of a Passive Foreign Investment Company or Qualified Electing Fund” with the IRS, unless an exemption from the filing requirement is applicable. If an exemption is not applicable, the informative return must be filed on or before the due date of the federal income tax return, regardless of whether the Puerto Rico Individual has the obligation to file a United States federal income tax return. You are urged to consult with your tax advisor whether you have the obligation to file this informative return.

Estate and Gift Taxes

Under the provisions of the U.S. Code, the Units will not be subject to U.S. estate and gift taxes if held by a Puerto Rico Individual who is a citizen of the U.S. who acquired his or her citizenship solely by reason of his or her Puerto Rico citizenship, birth or residence in Puerto Rico and was domiciled in Puerto Rico, in the case of estate taxes, at the time of death, and in the case of gift taxes, at the time the gift was made.

Potential investors are advised to consult their own tax advisers as to the consequences of an investment in the Fund under the tax laws of Puerto Rico and the U.S., including the consequences of the sale or redemption of Units.

Taxation of U.S. Investors

Except for Puerto Rico Individuals, shares are not intended to be offered to persons that are “United States persons” within the meaning of Code Section 7701(a)(30) of the U.S. Code (“U.S. Investors”). It is expected that the Fund will be treated as a PFIC and may be treated as a CFC as those terms are defined in the U.S. Code and the Code Regulations. Thus, if a shareholder were to become a U.S. Investor (or if the Fund were to admit a U.S. Investor), an investment in the Fund may cause a U.S. Investor to recognize taxable income prior to the investor’s receipt of distributable proceeds, pay an interest charge on receipts that are deemed to have been deferred and recognize ordinary income that otherwise would have been treated as capital gain for U.S. federal income tax purposes. For these purposes, a US Investor would include an individual that no longer qualifies as a Puerto Rico Individual. The Fund does not intend to provide information necessary to make a QEF election within the meaning of Code section 1295 with respect to the Fund.

Financial Highlights

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past year. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions) without taking into consideration commissions. This information has been derived from the financial statements audited by [    ], whose report, along with the Fund’s financial statements, are included in the annual report. The Fund’s Annual Report and Semi-Annual Report are available upon request.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto

International Portfolio I – Financial Highlights

		Class A Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$10.53

	Net investment loss	(0.04)
	Net realized loss and unrealized appreciation (depreciation) on investments and future contracts	(0.65)

	Total from investment operations	(0.69)

	Net asset value, end of year	$9.84

Total Investment Return: (b)	Based on net asset value per unit^	(6.55%)

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	1.75%
	Gross expenses to average net assets	2.78%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(0.40%)

Supplemental Data:	Net assets, end of period (in thousands)	$3,897

	Portfolio turnover	60.95%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 414,618 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $4,428,630 for the year ended March 31, 2022.
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus increasing the net investment income ratio to average net assets applicable to common unitholders by 1.03%.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto

Large Cap Core Portfolio I – Financial Highlights

		Class A Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$32.67

	Net investment loss	(0.35)
	Net realized gain and unrealized appreciation (depreciation) on investments and future contracts	4.12

	Total from investment operations	3.77

	Net asset value, end of year	$36.44

Total Investment Return: (b)	Based on net asset value per unit^	11.51%

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	1.75%
	Gross expenses to average net assets	2.80%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(0.97%)

Supplemental Data:	Net assets, end of period (in thousands)	$5,383

	Portfolio turnover	47.04%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 153,350 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $5,535,739 for the fiscal year ended March 31, 2022. .
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.05%.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto

Large Cap Core Portfolio I – Financial Highlights (concluded)

		Class L Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$34.20

	Net investment loss	(0.52)
	Net realized gain and unrealized appreciation (depreciation) on investments and future contracts	4.31

	Total from investment operations	3.79

	Net asset value, end of year	$37.99

Total Investment Return: (b)	Based on net asset value per unit^	11.05%

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	2.15%
	Gross expenses to average net assets	3.30%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(1.37%)

Supplemental Data:	Net assets, end of period (in thousands)	$2,063

	Portfolio turnover	47.04%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 54,318 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $2,049,032 for the fiscal year ended March 31, 2022.
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.15%.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I – Financial Highlights

		Class A Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$36.62

	Net investment loss	(0.60)
	Net realized gain and unrealized appreciation (depreciation) on investments and future contracts	3.61

	Total from investment operations	3.01

	Net asset value, end of year	$39.63

Total Investment Return: (b)	Based on net asset value per unit^	8.22%

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	1.75%
	Gross expenses to average net assets	2.77%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(1.44%)

Supplemental Data:	Net assets, end of period (in thousands)	$6,556

	Portfolio turnover	124.60%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 172,951 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $7,139,920 for the fiscal year ended March 31, 2022.
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.02%.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I – Financial Highlights (concluded)

		Class L Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$34.35

	Net investment loss	(0.71)
	Net realized gain and unrealized appreciation (depreciation) on investments and future contracts	3.39

	Total from investment operations	2.68

	Net asset value, end of year	$37.03

Total Investment Return: (b)	Based on net asset value per unit^	7.80%

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	2.15%
	Gross expenses to average net assets	3.27%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(1.84%)

Supplemental Data:	Net assets, end of period (in thousands)	$2,011

	Portfolio turnover	124.60%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 54,310 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $2,100,811 for the fiscal year ended March 31, 2022.
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.12%.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I – Financial Highlights

		Class A Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$22.93

	Net investment loss	(0.02)
	Net realized gain and unrealized appreciation (depreciation) on investments and future contracts	3.00
	Total from investment operations	2.98
	Less: Dividends from net investment income to unitholders	(0.02)

	Net asset value, end of year	$25.89

Total Investment Return: (b)	Based on net asset value per unit^	12.99%

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	1.75%
	Gross expenses to average net assets	2.82%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(0.09%)

Supplemental Data:	Net assets, end of period (in thousands)	$6,193

	Portfolio turnover	12.17%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 246,603 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $6,148,778 for the fiscal year ended March 31, 2022.
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.07%.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I – Financial Highlights (concluded)

		Class L Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$22.22

	Net investment loss	(0.12)
	Net realized gain and unrealized appreciation (depreciation) on investments and future contracts	2.91

	Total from investment operations	2.79

	Net asset value, end of year	$25.01

Total Investment Return: (b)	Based on net asset value per unit^	12.56%

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	2.15%
	Gross expenses to average net assets	3.32%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(0.49%)

Supplemental Data:	Net assets, end of period (in thousands)	$1,790

	Portfolio turnover	12.17%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 71,563 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $1,727,903 for the fiscal year ended March 31, 2022.
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.17%.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I – Financial Highlights

		Class A Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$37.50

	Net investment loss	(0.38)
	Net realized gain and unrealized appreciation (depreciation) on investments and future contracts	1.36

	Total from investment operations	0.98

	Net asset value, end of year	$38.48

Total Investment Return: (b)	Based on net asset value per unit^	2.61%

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	1.75%
	Gross expenses to average net assets	2.80%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(0.97%)

Supplemental Data:	Net assets, end of period (in thousands)	$4,234

	Portfolio turnover	101.44%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 113,446 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $4,496,162 for the fiscal year ended March 31, 2022.
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.05%.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I – Financial Highlights (concluded)

		Class L Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$33.22

	Net investment loss	(0.48)
	Net realized gain and unrealized appreciation (depreciation) on investments and future contracts	1.21

	Total from investment operations	0.73

	Net asset value, end of year	$33.95

Total Investment Return: (b)	Based on net asset value per unit^	2.20%

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	2.15%
	Gross expenses to average net assets	3.30%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(1.37%)

Supplemental Data:	Net assets, end of period (in thousands)	$1,428

	Portfolio turnover	101.44%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 42,055 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $1,473,501 for the fiscal year ended March 31, 2022.
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.15%.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a share outstanding throughout the year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Small Cap Core Portfolio I – Financial Highlights

		Class A Units
		For the fiscal year ended March 31, 2022
Increase (Decrease) in Net Asset Value:

Per Unit Operating Performance: (a)	Net asset value, beginning of year	$30.63

	Net investment loss	(0.30)
	Net realized gain and unrealized appreciation (depreciation) on investments and future contracts	0.46

	Total from investment operations	0.16

	Net asset value, end of year	$30.79

Total Investment Return: (b)	Based on net asset value per unit^	0.56%

Ratios: (c)(d)	Net expenses to average net assets – net of waived and/or reimbursed expenses	1.75%
	Gross expenses to average net assets	2.81%
	Net investment loss to average net assets – net of waived and/or reimbursed expenses	(0.96%)

Supplemental Data:	Net assets, end of period (in thousands)	$3,643

	Portfolio turnover	146.86%

^	Total investment return excludes the effects of sales charges.
(a)	Based on average outstanding units of 126,041 for the fiscal year ended March 31, 2022.
(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
(c)	Based on average net assets of $3,904,319 for the fiscal year ended March 31, 2022.
(d)

The effect of the expenses waived for the fiscal year ended March 31, 2022 was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.06%.

General Information

If you want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual report to unitholders, which may be viewed at www.ubs com/prfunds.

In an effort to reduce the Fund’s printing and mailing costs, the Fund plans to consolidate the mailing of its annual report by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Unitholders who do not want this consolidation to apply to their account should contact their broker.

Additional Information

You may discuss your questions about the Fund by contacting your UBS Financial Advisor or other selected securities dealer. You may obtain free copies of annual and quarterly reports by contacting the Fund directly at (787) 250-3600.

Privacy Policy

The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.

If you are located in a jurisdiction where specific laws, rules or regulations require the Fund to provide you with additional or different privacy-related rights beyond what is set forth below, then the Fund will comply with those specific laws, rules or regulations.

The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. Personal information is obtained from the following sources:

•	Investor applications and other forms,

•	Written and electronic correspondence,

•	Telephone contacts,

•

Account history (including information about Fund transactions and balances in your accounts with the Distributor or our affiliates, other fund holdings in the UBS family of funds, and any affiliation with the Distributor and its affiliates),

•	Website visits,

•	Consumer reporting agencies

The Fund limits access to personal information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of personal information. The Fund maintains physical, electronic, and procedural safeguards to protect personal information.

The Fund may share personal information described above with their affiliates for business purposes, such as to facilitate the servicing of accounts. The Fund may share the personal information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may share personal information with its affiliates or other companies who are not affiliates of the Fund that perform marketing services on the Fund’s behalf or to other financial institutions with whom it has marketing agreements for joint products or services. These companies are not permitted to use personal information for any purposes beyond the intended use (or as permitted by law). The Fund does not sell personal information to third parties for their independent use. The Fund may also disclose personal information to regulatory authorities or otherwise as permitted by law.

Fund Charter Provisions

Certain charter provisions of the Fund might be void and unenforceable under the 1940 Act, including, without limitation, provisions (i) permitting indemnification of officers and directors to the fullest extent permitted by Puerto Rico law, (ii) setting forth the required vote for changes to fundamental policies of the Fund, and (iii) stating that to the fullest extent permitted by Puerto Rico law, no officer or director will be liable to the Fund or unitholders.

Statement of Additional Information

For further information about the Fund, including how the Fund invests, please see the SAI.

For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

1940 Act File No. 811-23686

The information in this Statement of Additional Information is not complete and may be changed. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated July 29, 2022

STATEMENT OF ADDITIONAL INFORMATION

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

250 Munoz Rivera Avenue, Tenth Floor, San Juan, Puerto Rico 00918 • (787) 250-3600

This Statement of Additional Information (“SAI”) of Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated July 29, 2022, as it may be amended or supplemented from time to time (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission” or the “SEC”) and can be obtained, without charge, by writing or calling the Fund at the address or telephone number printed above, or on the Fund’s website at www.ubs.com/prfunds. The Prospectus is incorporated by reference into this SAI, and this SAI has been incorporated by reference into the Fund’s Prospectus. In addition, the Fund does not intend to qualify as a “RIC” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”), and consequently an investor that is not a Puerto Rico Resident will not receive the tax benefits of an investment in a typical U.S. mutual fund (such as “RIC” tax treatment) registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and may have adverse tax consequences for US federal income tax purposes. See the section “Puerto Rico Taxation” for a description of such tax benefits. This SAI does not include all information that a prospective investor should consider before investing in the Fund. Investors should obtain and read the Prospectus prior to purchasing units of each Portfolio. In addition, the Fund’s audited financial statements and the auditor’s report therein included in the Fund’s annual report for the fiscal year ended March 31, 2022 are incorporated by reference herein. Such reports include presentations and disclosures in accordance with guidance set forth by Regulation S-X. You may also obtain a copy of the prospectus on the SEC’s website (http://www.sec.gov). Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

References to the 1940 Act or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Commission, Commission staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the Commission, Commission staff or other authority.

Portfolio / Unit Class	Ticker Symbol
Large Cap Value Portfolio I / Class A Units	PRAUX
Large Cap Value Portfolio I / Class L Units	PRBOX
Large Cap Value Portfolio I / Class P Units	PRBFX
Large Cap Core Portfolio I / Class A Units	PRAOX
Large Cap Core Portfolio I / Class L Units	PRBKX
Large Cap Core Portfolio I / Class P Units	PRAZX
Large Cap Growth Portfolio I / Class A Units	PRAQX
Large Cap Growth Portfolio I / Class L Units	PRBNX
Large Cap Growth Portfolio I / Class P Units	PRBCX
Mid Cap Core Portfolio I / Class A Units	PRAVX
Mid Cap Core Portfolio I / Class L Units	PRBPX
Mid Cap Core Portfolio I / Class P Units	PRBGX
Small Cap Core Portfolio I / Class A Units	PRAWX
Small Cap Core Portfolio I / Class L Units	PRBQX
Small Cap Core Portfolio I / Class P Units	PRBHX
International Portfolio I / Class A Units	PRANX
International Portfolio I / Class L Units	PRBJX
International Portfolio I / Class P Units	PRAYX

UBS Asset Managers of Puerto Rico — Investment Adviser

UBS Financial Services Inc. — Distributor

The London Company, Atalanta Sosnoff Capital, LLC, Winslow Capital, and Cambiar Investors, LLC — Equity Portion Portfolio Managers

The date of this Statement of Additional Information is July 29, 2022.

SAI-i

History of the Fund

The Fund is an open-end investment trust, organized under the laws of Puerto Rico, and is registered as a non-diversified open-end management investment company under the 1940 Act. The Fund was organized pursuant to a Deed of Trust in the Commonwealth of Puerto Rico on June 22, 2004. Prior to May 2021, the Fund was registered as an investment company under the Puerto Rico Investment Companies Act of 1954, as amended and operated as such under the laws of Puerto Rico. In 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act was signed into law in the United States and effectively requires investment companies organized under the laws of Puerto Rico to register as investment companies under the 1940 Act. As a result, the Fund has been registered under the 1940 Act since May 2021.

The Fund, prior to registration under the 1940 Act, also offered shares of a portfolio designed to invest primarily in exchange traded funds. The Board of Directors of the Fund (the “Board” or the “Board of Directors”) has determined, however, to cease offering such units and to liquidate that portfolio, with final dissolution to occur upon the approval of 75% of unitholders and authorization from the Office of the Commissioner of Financial Institutions. The process to liquidate such portfolio and converting such portfolio into cash for distribution to investors has commenced, but has not been completed as of the date hereof. Consequently, that portfolio is not included within the Fund’s registration statement.

As of the date of this SAI, the Fund consists of six series of separately managed pools of assets (each, a “Portfolio”) and units in each Portfolio (“Units”) are being offered separately. Each Portfolio is offering Class P Units at this time pursuant to the Prospectus. The Fund may offer an unlimited number of Units of each Portfolio.

Investment Objectives, Policies and Restrictions

Please see the Prospectus for more information about each Portfolio’s investment objective and policies. Additional information regarding each Portfolio’s investment objective and policies is included below.

The investment objective of each Portfolio may be changed by the Board of Directors without unitholder approval. Unitholders will be notified a minimum of 60 days in advance of any change in investment objective.

The Fund is classified as non-diversified under the 1940 Act.

The Fund has adopted restrictions and policies relating to the investment of its assets and activities. Certain of the investment restrictions are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the 1940 Act, means the lesser of (i) 67% of the units represented at a meeting at which more than 50% of the outstanding units are represented or (ii) more than 50% of the outstanding units) and in some cases, supermajority, of the Fund’s outstanding voting securities (it being understood that, with respect to these voting requirements or standards, the Fund will take no action that is at that time inconsistent with the 1940 Act). The Fund has also adopted certain non-fundamental investment restrictions, which may be changed by the Board without unitholder approval.

Investment Policies and Restrictions

The Fund is subject to the following investment restrictions, all of which are fundamental policies. The Fund may not:

(a)	borrow money, to the extent permitted under the 1940 Act; or

(b)	issue senior securities to the extent such issuance would violate the 1940 Act.

Notations Regarding the Funds’ Fundamental Investment Restrictions

The following notations are not considered to be part of the Fund’s fundamental investment restrictions and are subject to change without unitholder approval.

With respect to the fundamental policy relating to borrowing money set forth in (a) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, including to finance redemptions. (A fund’s

SAI-1

total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements and dollar rolls, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with Commission staff guidance and interpretations prior to the compliance date of new Rule 18f-4 under the 1940 Act (“Rule 18f-4”), when a fund engages in such transactions, instead of maintaining asset coverage of at least 300%, the fund may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). On and after the compliance date of Rule 18f-4, borrowing through reverse repurchase agreements and dollar rolls will also be subject to the 300% asset coverage requirement.

The policy in (a) above will be interpreted to permit the fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the 1940 Act and to permit the fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings (e.g., collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions) are not subject to the policy.

In addition, the Fund may not change (i) the restrictions in (e), (g), (h) and (i) below without the approval of a majority of the shareholders (as defined in the 1940 Act and as described above, and (ii) any other restriction described below without the approval of a majority of the Board and prior written notice to shareholders of the Fund:

The Fund may not:

(a)        purchase the securities of any one issuer, if after such purchase it would own more than 25% of the voting securities of such issuer. provided that securities issued or guaranteed by the Commonwealth of Puerto Rico, United States government, or any of their respective agencies or instrumentalities are not subject to this limitation;

(b)        make investments for the purpose of exercising control or management;

(c)        purchase securities of U.S. registered investment companies, except if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund and (ii) the Fund, together with U.S. registered investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end U.S. registered investment company. Investment in certain private or non-U.S. investment vehicles are not subject to this restriction;

(d)        purchase securities on margin, except for short term credits necessary for clearance of portfolio transactions, and except that the Fund may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

(e)        engage in the business of underwriting securities of other issuers, except to the extent that, in connection with the acquisition or disposition of portfolio securities, the Fund may be deemed an underwriter under U.S. securities laws and except that the Fund may write options;

(f)        make short sales of securities or maintain a short position;

(g)        purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest in securities secured by real estate or interests therein or issued by entities that invest in real estate or interests therein, and provided further that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to liquidate real estate acquired as a result of such enforcement; provided, however, that such securities and any such real estate securing a security acquired by the Fund shall not be a “U.S. real property interest” within the meaning of Section 897 of the U.S. Code;

(h)        purchase or sell commodities or commodity contracts, except that the Fund may enter into swap agreements, options, futures contracts and options on futures contracts; or

SAI-2

(i)        make loans, except through reverse repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein, including investment in government obligations, shall not be deemed to be the making of a loan and except further that each Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with the 1940 Act and any guidelines set forth in the Fund’s prospectus, as it may be amended from time to time.

Regulation Regarding Derivatives

The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Investment Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Adviser is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.

Description of Certain Investments, Investment Techniques

and Investment Risks

Set forth below are descriptions of some of the types of investments and investment techniques that the Portfolios may utilize, as well as certain risks and other considerations associated with such investments and investment techniques. The information below supplements the information contained in the Fund’s Prospectus under “More Information About the Fund—Principal Investment Strategies of the Fund”, “More Information About the Fund—Other Investments”, “More Information About the Fund—Principal Risks” and “More Information About the Fund—Additional Risks”.

With regard to the Equity Portion of each Portfolio, the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage different sub-advisers for each Portfolio’s Equity Portion through sub-advisory agreements. Further, the Fund relies on an exemptive order issued by the SEC to be able to retain, remove or replace sub-advisers without a shareholder vote. Instead, the Investment Adviser will have the ultimate responsibility, subject to oversight by the Board of Directors of the Fund (the “Board” or “Board of Directors”), to oversee the Equity Portion Portfolio Managers (as defined below) and recommend their hiring, termination, and replacement.

The Fund’s investment strategy may be changed with 60 days’ prior notice to unitholders.

Large Cap Value Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of large capitalization U.S. companies U.S. companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) (the “Large Cap Value Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Large Cap Value Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Large Cap Value Equity Portion in stock index futures contracts which reflect the investment strategy of the Large Cap Value Equity Portion.

A “Puerto Rico entity” is any issuer that satisfies one or more of the following criteria: (i) the issuer was organized under the laws of Puerto Rico or maintains its principal place of business in Puerto Rico; (ii) the securities of such issuer are traded principally in Puerto Rico; or (iii) an issuer that, during its most recent fiscal year, derived at least 20% of its revenues or profits from goods produced or sold, investments made, or services performed in Puerto Rico or that has at least 20% of its assets in Puerto Rico.

Puerto Rico Securities Portion – Under normal market conditions, the Large Cap Value Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico (i.e., the 50 States comprising the United States) issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

SAI-3

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with The London Company (the “Large Cap Value Equity Portion Portfolio Manager”) for the Large Cap Value Equity Portion.

Large Cap Core Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of large capitalization U.S. companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) (the “Large Cap Core Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Large Cap Core Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Large Cap Core Equity Portion in stock index futures contracts which reflect the investment strategy of the Large Cap Core Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Large Cap Core Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with Atalanta Sosnoff Capital, LLC (the “Large Cap Core Equity Portion Portfolio Manager”) for the Large Cap Core Equity Portion.

Large Cap Growth Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of large capitalization companies (which are companies with a typical capitalization range greater than $4 billion at the time of investment) (the “Large Cap Growth Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Large Cap Growth Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Large Cap Growth Equity Portion in stock index futures contracts which reflect the investment strategy of the Large Cap Growth Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Large Cap Growth Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser has entered into a sub-advisory agreement with Winslow Capital Management, LLC (the “Large Cap Growth Equity Portion Portfolio Manager”) for the Large Cap Growth Equity Portion.

Mid Cap Core Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of medium capitalization U.S. companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investments) (the “Mid Cap Core Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Mid Cap Core Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Mid Cap Core Equity Portion in stock index futures contracts which reflect the investment strategy of the Mid Cap Core Equity Portion.

SAI-4

Puerto Rico Securities Portion – Under normal market conditions, the Mid Cap Core Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with The London Company (the “Mid Cap Core Equity Portion Portfolio Manager”) for the Mid Cap Core Equity Portion.

Small Cap Core Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in common stocks and other equity securities of small capitalization U.S. companies (which companies with market capitalizations below $5 billion at the time of original purchase) (the “Small Cap Core Equity Portion”) and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “Small Cap Core Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Investment Adviser may directly invest a portion of the Small Cap Core Equity Portion in stock index futures contracts which reflect the investment strategy of the Small Cap Core Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the Small Cap Core Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with Cambiar Investors, LLC (the “Small Cap Core Equity Portion Portfolio Manager”) for the Small Cap Core Equity Portion.

International Portfolio I

Principal Investment Strategies – Under normal conditions, the Portfolio will invest up to 80% of its total assets in American Depositary Receipts (“ADRs”) representing interests in securities of foreign issuers and U.S. dollar denominated ordinary shares (“F Shares,” so called due to their ticker symbols which end in “F”). F-shares are ordinary shares that are a foreign company’s common stock and trade in their home (local), market but are customarily listed on the U.S. OTC market. The U.S. dollar quoted F-shares provide access to some of the foreign companies that do not currently have ADRs available to individual investors (the “International Equity Portion”). Under normal conditions, the Portfolio intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (the “International Puerto Rico Securities Portion”). This requirement may limit the Portfolio’s ability to achieve its investment objective. The Fund’s Investment Adviser may directly invest a portion of the International Equity Portion in stock index futures contracts which reflect the investment strategy of the International Equity Portion.

Puerto Rico Securities Portion – Under normal market conditions, the International Puerto Rico Securities Portion will be invested mostly in cash equivalents. The Fund’s Investment Adviser will manage this portion of the Portfolio directly. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein.

Equity Portion – The Investment Adviser intends to enter into a sub-advisory agreement with Cambiar Investors, LLC (the “International Equity Portion Portfolio Manager”) for the International Equity Portion.

All Portfolios

The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will receive the tax benefits of an investment in the Fund. The tax treatment of the Funds differ from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under the U.S. Code.

SAI-5

To the extent the Equity Portion of a Portfolio is invested in stock index futures contracts, the amounts invested in common stock or other equity securities of U.S. or foreign companies by the Equity Portion Portfolio Manager will be correspondingly reduced. The amount used to enter into futures contracts (i.e., the margin) will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

Each Portfolio’s investment objective may not be changed, unless such change is authorized by the holders of a majority of the Portfolio’s outstanding units, if the change is recommended by the Board or at least 75% of the Portfolio’s outstanding units if the change is not recommended by the Board of Directors. Each Portfolio’s investment strategy may be changed by the Board of Directors in its discretion, in consultation with the Investment Adviser.

Equity Portion – With regard to the Equity Portion of each Portfolio, the Fund intends to use a variation of what has been termed a “multi-manager” approach. The Fund will engage different sub-advisers for each Portfolio’s Equity Portion through sub-advisory agreements.

In choosing the Equity Portion Portfolio Managers for the various Portfolios, the Investment Adviser considers a range of criteria, including but not limited to the following: investment management experience; the historical performance; the investment styles and strategies employed; the quality and stability of each Equity Portion Portfolio Manager’s organization; and the ability to consistently and effectively apply its investment approach. The Fund may offer additional Portfolios advised by different Equity Portion Portfolio Managers from time to time.

The Fund may discontinue offering a given Portfolio, or remove or replace an Equity Portion Portfolio Manager for a given Portfolio, subject to the approval of the Board of Directors in each case. In order for the Fund to remove or replace an Equity Portion Portfolio Manager, the Investment Adviser would select a different Equity Portion Portfolio Manager to manage the Portfolio’s account and enter into a new sub-advisory agreement. If an Equity Portion Portfolio Manager for a Portfolio in which you invest is to be removed or replaced, you will be notified and entitled to either remain in your current Portfolio under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, exchange your investments for units in another Portfolio or redeem your units without additional charge. There will be no refund, however, of sales charges or other fees previously paid. If an investor fails to provide instructions within the period indicated in the notice, or if the Fund does not receive notice of the removal of an Equity Portion Portfolio Manager in sufficient time to provide the affected unitholders with advance notice, such unitholder’s investments will remain in the Portfolio, the Equity Portion of which will be under the management of a new Equity Portion Portfolio Manager selected by the Investment Adviser, which may differ from the previous Equity Portion Portfolio Manager in investment style or other factors, until such notice can be provided and instructions are received from the unitholder.

You will have the opportunity to allocate and reallocate your investments among the Portfolios at your own discretion and based on your individual investment needs and goals, subject, in certain cases, to the conditions set forth in the Prospectus under the section “Exchanges from One Portfolio to Another.”

Puerto Rico Securities Portion – Each Portfolio intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities. If the Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders described in “Dividends and Taxes” herein. Under normal market conditions, the Puerto Rico Securities Portion will be invested mostly in cash equivalents including repurchase agreements. By investing part of the Equity Portion in stock index futures contracts, the Investment Adviser is attempting to achieve a risk and return profile for each Portfolio that approximates the result that might be achieved by (i) investing all of the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as a benchmark for the relevant investment strategy and (ii) investing all of the assets of the Equity Portion in the assets selected by the Equity Portion Portfolio Manager. No assurance can be given that such strategy will be successful or such results attained. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of each Portfolio directly.

SAI-6

Types of Investments

Equity Securities. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock has certain fixed income features, like a bond, but actually is a form of equity that is senior to a company’s common stock. Convertible securities may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company’s financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a Portfolio may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

Preferred Stock. Each Portfolio may invest in preferred stock only with respect to its Puerto Rico Securities Portion. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. The dividend may be set at a fixed or variable rate, or through auction or remarketing, and in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. Each Portfolio may invest its Equity Portion in convertible securities that are rated as investment grade or, if unrated, are deemed to be of comparable quality by the relevant Equity Portion Portfolio Manager. Investment grade securities rated in the lowest investment grade category are considered to have some speculative characteristics, and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Equity Portion Portfolio Managers will decide to invest in convertible securities based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which a Portfolio may invest include corporate bonds, notes and preferred stock that can be converted into common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Futures. The Portfolios may enter into stock index futures contracts that are traded on public exchanges. Under normal market conditions, the Puerto Rico Securities Portion will be invested mostly in cash equivalents. By investing part of the Equity Portion in futures contracts, the Investment Adviser is attempting to achieve a risk and return profile for the Portfolios that approximates the result that might be achieved by (i) investing all of the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as a benchmark for the relevant investment strategy and (ii) investing all of the assets of the Equity Portion in the assets selected by the Equity Portion Portfolio Manager. No assurance can be given that such strategy will be successful or such results attained.

This strategy will offer the investor an investment alternative that offers greater exposure to the equity markets while investing at least 20% of the Portfolio’s assets in Puerto Rico Securities.

The aggregate margin required to enter into futures contracts will at no time exceed 5% of the value of the Portfolio’s total assets (after taking into account unrealized gains and losses on such futures contracts).

SAI-7

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. By its terms, a futures contract provides for a specified settlement month in which, in the case of futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term. However, the vast majority of futures contracts are liquidated in advance by entering into an offsetting transaction.

The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.” Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the futures contract fluctuates, making positions in the futures contract more or less valuable – a process known as “mark-to-market.” Assets committed to futures contracts as margin will be segregated at the Portfolio’s custodian to the extent required by law.

Up to 100% of the Puerto Rico Securities Portion and, under normal market conditions, up to 5% of the Equity Portion may be held from time to time in cash equivalents (e.g., short-term money market securities such as prime-rated commercial paper, certificates of deposit, variable rate demand notes or repurchase agreements).

Indexed Securities. Although the Portfolios do not presently intend to invest in such securities, the Portfolios are permitted to invest in Standard and Poor’s Depositary Receipts and other similar index securities. Index securities represent interests in a relatively fixed portfolio of common stocks designed to track the price and dividend yield performance of a securities index, such as the Standard & Poor’s 500 Composite Stock Price Index. Such investments will not represent a substantial part of such Portfolio’s investments.

Bankers’ Acceptances. Each Portfolio may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be    as long as 270 days, most acceptances have maturities of six months or less.

Certificates of Deposit. Each Portfolio may invest in bank certificates of deposit (“CDs”). The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $250,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $250,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $250,000 per insured bank or savings and loan association. Investments in CDs are made only with domestic institutions with assets in excess of $1 billion.

Commercial Paper. Each Portfolio may invest in commercial paper, which includes short-term, unsecured promissory notes, drafts or similar instruments issued by banks, municipalities, corporations and other entities to finance their short-term credit needs, payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.

U.S. Government Securities. Each Portfolio may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and reverse repurchase agreements secured thereby. These securities include securities issued and guaranteed by the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

Warrants. Each Portfolio may purchase rights and warrants, which are instruments that permit a Portfolio to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

SAI-8

Derivatives. Some of the instruments in which the Puerto Rico Securities Portion of each Portfolio may invest may be characterized as “derivatives.” As used here that term also includes structured securities. Derivatives are financial instruments, such as certain mortgage-backed securities, securities options, financial futures contracts, options on futures contracts and swap agreements, whose value is derived from another security, commodity or an index. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The Portfolios will use derivatives only for hedging purposes.

Structured securities are derivatives that are obligations, or components thereof, that have been specially structured to reflect investment characteristics ordinarily associated with other securities or to have other special rights desired by investors (such as enhanced liquidity, and yields linked to short-term interest rates). Generally, such securities are designed to allow investors to take advantage of expected interest rate trends or to hedge interest rate or other risks.

Derivatives, including structured securities, because of their increased volatility and potential leveraging effect, may adversely affect Portfolio unitholders. For example, securities linked to an index and inverse floating rate securities, may subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. Even where derivatives are used for hedging purposes, there can be no assurance that the hedging transactions will be successful or will not result in losses (and those losses may exceed the percentage of the Portfolio’s assets actually invested in such instruments). Derivatives on securities generally are used to hedge against both price movements in one or more particular securities positions that the Fund owns or intends to acquire or fluctuations in interest rates. Derivatives on bond indices, in contrast, generally are used to hedge against price movements in broad fixed income market sectors in which the Fund has invested or expects to invest. For example, use of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates, which are the subject of the hedge. The Portfolios are not required to use hedging and may choose not to do so. With regard to structured securities, if the structured securities in which a Portfolio invests behave in a way that the Equity Portion Portfolio Manager did not anticipate, or if the structure of the security encounters unexpected difficulties, the Portfolio could suffer a loss. A Portfolio might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Derivatives involving obligations to third parties (i.e., Derivatives other than purchase options). If such Portfolio were unable to close out its positions in such Derivatives, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio’s ability to close out a position in a Derivative prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Portfolio. Certain hedging strategies in which the Portfolios may engage require registration with the Commodity Futures Trading Commission (“CFTC”). The Fund, on behalf of the Portfolios, will not use these strategies unless it completes or is exempted from such registration.

Illiquid Securities. Each Portfolio, with respect to the Puerto Rico Securities Portion, may invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days, and such Portfolio may continue to hold, without limitation, securities or other assets that become illiquid subsequent to the Portfolio’s investment in them. Illiquid securities face the risk that they may not be readily sold, particularly at times when it is advisable to do so to avoid Portfolio losses. There presently is a limited number of participants in the market for certain Puerto Rico or other assets that may be acquired by the Fund, the disposition of which also may be limited by Puerto Rico and Federal securities laws. As a result of that and other factors, those securities may have periods of illiquidity. The term “illiquid securities” also may include securities subject to contractual restrictions on resale that hinder the marketability of the securities. To the extent such Portfolio owns illiquid securities or other illiquid assets, the Portfolio may not be able to liquidate such investments readily, particularly at a time when it is advisable to do so to avoid losses to the Portfolio and its unitholders.

Repurchase Agreements. The Puerto Rico Securities Portion of each Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which a Portfolio purchases securities and simultaneously commits to resell the securities to the original seller (a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market maker in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, so that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.

SAI-9

Investment Practices

The various Portfolios may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policies. Other general techniques that the various Portfolios may employ are discussed below.

Defensive Positions; Cash Reserves – In order to protect itself from adverse market conditions, a Portfolio may take a temporary defensive position that is different from its normal investment strategy. This means that the Portfolio may temporarily invest a larger-than-normal portion, or even all, of its assets in cash, money market instruments or other temporary investments. It is anticipated that the temporary investments of each Portfolio will be invested in money market funds advised by affiliates of the Investment Adviser. In addition, if the Investment Adviser (with the approval of the Board of Directors) selects a new Equity Portion Portfolio Manager to manage a Portfolio’s investments, the Portfolio may increase its cash reserves to facilitate the transition to the investment style and strategies of the new Equity Portion Portfolio Manager. Since these investments provide relatively low income, a defensive or transitional position may not be consistent with achieving the Fund’s investment objective. Such investments typically lack the capital appreciation potential of equity securities. While such investments are generally designed to limit losses, they can prevent the Portfolio from achieving its investment objective.

Portfolio Turnover – Each Portfolio may engage in frequent trading to achieve the Fund’s investment objective. Normally, frequent trading results in portfolio turnover and increased brokerage costs (high portfolio turnover). The Investment Adviser and the Equity Portion Portfolio Managers are responsible for the execution of the Portfolio’s portfolio transactions. The execution of transactions under the direction of the Investment Adviser is subject to any such policies as may be established by the Board of Directors. Although the Investment Adviser does not have the ability to control the execution of transactions entered into by Equity Portion Portfolio Managers on behalf of a Portfolio, both the Investment Adviser and the Equity Portion Portfolio Managers, seek to obtain the best net results for the Portfolios, taking into account such factors as the price (including the applicable dealer spread or brokerage commission), size of order, difficulty of execution, and operational facilities of the firm involved. While the Investment Adviser and the Equity Portion Portfolio Managers generally seek the best price in placing orders, the applicable Portfolio may not necessarily be paying the lowest price available. Each of the Investment Adviser and the Equity Portion Portfolio Managers may allocate among advisory clients, including the Fund and other investment companies for which they act as investment adviser, the opportunity to purchase or sell a security or investment that may be both desirable and suitable for them. There can be no assurance of equality of treatment among the advisory clients according to any particular or predetermined standards or criteria.

Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes, among other variables, in a company’s financial condition and general economic conditions. This is especially true in the case of smaller companies. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

Other Investments

In addition to the principal investment strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

Other Investments. Each Portfolio may invest in affiliated or unaffiliated short-term cash management pooled investment vehicles and may lend its securities to qualified buyers. Each Portfolio also may invest in repurchase agreements, derivative instruments, when-issued and delayed delivery securities with respect to its Puerto Rico Securities Portion. In addition, the Fund, on behalf of a Portfolio, may borrow money in an amount up to 5% of such Portfolio’s total assets for temporary purposes and to meet redemptions.

Real Estate Investment Trusts (“REITs”). Each Portfolio may invest in securities of REITs. REITs are entities that invest primarily in commercial real estate or real estate-related loans. Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. By investing in REITs indirectly through a Portfolio, investors incur not only the expenses of that Portfolio but also, indirectly, expenses of underlying REITs.

SAI-10

The Portfolios may be subject to certain risks associated with the investments of the REITs. REITs may be affected by general economic factors that impact occupancy rates and rent levels of real estate, increases in the supply of available space in the markets in which their properties are located, interest rate levels, uninsured losses, access to capital, changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for its special tax treatment under the U.S. Code or its failure to maintain exemption from registration under the 1940 Act.

Other Investment Companies. Each Portfolio may invest, to the extent consistent with applicable law, in other investment companies including exchange traded funds and affiliated or unaffiliated money market funds. The return on investments in other investment companies will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies and there will be a layering of certain fees and expenses.

Unlike traditional mutual funds, the shares of exchange traded funds are bought and sold based on market values throughout each trading day. For this reason, shares may trade at a premium or a discount to their net asset value. If an exchange traded fund held by a Portfolio trades at a discount to net asset value, the Portfolio could lose money even if the securities held by the exchange traded fund appreciate in value.

Mortgage Backed Securities. Each Portfolio may invest in mortgage backed securities, including those which are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. The value of mortgage backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage backed securities differ from traditional fixed income securities because of their potential for prepayment without penalty. The price paid by the Portfolio for its mortgage backed securities, the yield the Portfolio expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage backed securities. Moreover, when the Portfolio reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that the Portfolio purchases mortgage backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Portfolio buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than do short-term securities, maturity extension risk could increase the inherent volatility of the Portfolio.

Asset-Backed Securities. Each Portfolio may invest in asset-backed securities. Similar to mortgage backed securities, principal and interest payments made by the borrower on the underlying assets (in this case, assets such as credit card receivables) are passed through to the Portfolio. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for extension and/or prepayment, which presents risks like those in mortgage backed securities. In the case of many asset-backed securities, however, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations than those of mortgage backed securities and therefore have been more stable.

Investments in Affiliated Short-Term Cash Management Pooled Investment Vehicles. Available cash balances may be automatically invested in taxable money market mutual funds, which are, as permitted by law, affiliated with the Fund, the Investment Adviser and for which UBS affiliates may receive compensation for services in addition to the fees charged by the Fund.

SAI-11

Principal Risks

The following is a summary discussion of the principal risks of investing in a Portfolio. Risk is inherent in all investing. There can be no guarantee that a Portfolio will meet its investment objective or that the performance of such Portfolio will be positive for any period of time. You may lose money by investing in a Portfolio.

Investment and Market Risk. The Portfolios’ investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because a Portfolio invests in investment securities, a Portfolio’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in a Portfolio and you may lose money.

An investment in the Units is designed primarily, and is suitable only, for long-term investors, and is not suitable for all investors.

Coronavirus and Public Health Emergencies. As of the date of this prospectus, there is an outbreak of a novel and highly contagious form of coronavirus COVID-19, which the World Health Organization has declared to constitute a “Public Health Emergency of International Concern.” The outbreak of COVID-19 has resulted in and may continue to result in numerous illnesses and deaths. It has also adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. Adverse conditions may worsen over time. The global impact of the outbreak is rapidly evolving, and many countries, states, provinces, districts, departments and municipalities have reacted by instituting quarantines, curfews, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues, including certain infrastructure structures and facilities.

Businesses are also implementing similar precautionary measures. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity and are having a particularly adverse impact on transportation, hospitality, tourism and entertainment, among other industries.

As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess. In addition, efforts to successfully develop and make available treatments, vaccines, or other therapeutics may be prolonged, and some or all of these efforts may never succeed.

The extent of the impact of the COVID-19 pandemic, or any public health emergency on the operational and financial performance of a Portfolio will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. The effects of such a public health emergency may materially and adversely impact the value and performance of a Portfolio’s investments as well as the ability of a Portfolio to source, manage and divest investments and achieve its investment objectives, all of which could result in significant losses to a Portfolio. In addition, the operations of each of a Portfolio, its investments and the Investment Adviser may be significantly impacted, or even halted, either temporarily or on a long-term basis, as a result of government quarantine and curfew measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of a Portfolio’s or the Investment Adviser’s personnel.

Portfolio Risk. The performance of each Portfolio is highly dependent on the expertise and abilities of the Investment Adviser and its respective Equity Portion Portfolio Manager, or any sub-adviser hired directly by the Investment Adviser, as applicable. The death, incapacity or retirement of its portfolio management team or a key member thereof could adversely affect its performance. There is no assurance that the investment approach used by the Investment Adviser or any or all of the Equity Portion Portfolio Managers or any sub-advisers retained in the future will be successful, and certain Portfolios may be more or less successful than others. The overall success of investing in the Fund may depend on your ability to choose successfully from among the Portfolios.

An investment in the units offered by the Fund is designed primarily, and is suitable only, for long- term investors, and may not be suitable for all investors. Further, an investment in the Fund is not equivalent to an investment in the underlying securities of the Fund and investors in the units should not view the Fund as a vehicle for trading purposes.

SAI-12

Conflicts of Interest Risk. Each Portfolio, subject to applicable law, may invest in securities issued by affiliates of the Investment Adviser and the Fund, or make deposits with those affiliates. In addition, each Portfolio generally may invest in equity securities using UBS Financial Services Inc. or other affiliates of the Investment Adviser as broker, subject to applicable law. A Portfolio’s use of an affiliated Equity Portion Portfolio Manager (or, for temporary investment, affiliated cash management vehicles, including affiliated money market funds) will cause an increase in the overall compensation and profitability of the Fund to the Investment Adviser and its affiliates.

The Investment Adviser, its affiliates, and certain of its employees may have and make investments with or engage in other transactions with certain of the Equity Portion Portfolio Managers or with portfolio managers that may be retained by the Fund or the Equity Portion Portfolio Managers now or in the future. The Investment Adviser and the Fund may have an incentive to select and retain Equity Portion Portfolio Managers, as well as sub-advisers retained directly by the Investment Adviser, with which they make such investments or have other business relationships as opposed to other available investment managers.

As a result of the transactions and other dealings referred to above, the interests of the Investment Adviser may conflict with those of the Fund or a particular Portfolio or Portfolios.

In addition, while the Investment Adviser, the Equity Portion Portfolio Managers, and any other such sub-advisers as the Investment Adviser may retain, will seek to allocate potential investments among the Fund and their other advisory clients in an equitable manner, the procedures used may on occasion adversely affect one or more Portfolios or the Fund as a whole.

Equity Risk. Common stocks and other equity securities generally are the riskiest investments in a company and their prices fluctuate more than those of other investments. They reflect changes in the issuing company’s financial condition and changes in overall market and economic conditions. It is possible that a Portfolio investing in equity securities may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities Risk. The International Portfolio I invests primarily in American Depositary Receipts (ADRs) representing interests in securities of foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities that they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable Portfolios will lose money. These risks include difficulties in pricing securities, defaults on foreign government securities, difficulties enforcing favorable legal judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Risks Associated with Investment in Puerto Rico Securities. Under normal conditions, each Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolios invest in other Puerto Rico securities, they will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. Each Portfolio’s ability to comply with certain legal and regulatory investment requirements is dependent upon the availability of securities of Puerto Rico issuers.

As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of each Portfolio could cause significant fluctuations in the Portfolio’s net asset value price. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial institutions. Because market risk may affect a single issuer, industry (such as a Puerto Rico financial institution), or sector of the economy, the Portfolio may experience greater price volatility than if it held more diversified investments.

There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect a Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by a Portfolio in such securities is subject to their availability in the open market. Since July 2013, the Puerto Rico bond market has been experiencing a period of volatility, with Puerto Rico bonds trading at lower prices and higher yields.

The obligations of certain issuers of Puerto Rico securities (and of fixed-income securities generally) are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In the event of a bankruptcy of such an issuer, a Portfolio could experience delays and limitations with respect to the collection of principal and interest on such securities, and in some circumstances, the Portfolio might not be able to collect all principal and interest to which it is entitled. In addition, enforcement of the Portfolio’s rights in the event of a payment default by an issuer might increase the Portfolio’s operating expenses.

SAI-13

Loss of Tax Benefits Risk. Unitholders of the Fund (“Unitholders”) who cease to be Puerto Rico Investors (as defined below) may lose certain tax benefits that had previously been available to them and Portfolio distributions will likely be taxable for such Unitholders.

Futures. Each Portfolio may invest a portion of its Equity Portion in futures contract in the relevant stock index for that Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolios plan to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. If there is no liquid market, then the entire Equities Portion will be invested with the Equity Portion Portfolio Manager and the Puerto Rico Securities Portion will remain invested mostly in cash equivalents. As a result, the risk and return profile of the relevant Portfolio will no longer approximate the result that might be achieved by (i) investing all of the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as benchmark for the relevant investment strategy and (ii) investing all of the assets of the Equity Portion in the assets selected by the Equity Portion Portfolio Manager. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Also, the Portfolio will not be able to replicate exactly the performance of the relevant stock index because of the operational fees and expenses that the Portfolio may incur or because of the temporary unavailability of certain of the securities underlying the index.

Because of the low margin deposits required, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transactions costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. The Portfolio, however, would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Each Portfolio will enter into futures contracts in the stock index which reflects the investment strategy of the relevant Portfolio. By investing in futures contracts, the Investment Advisor is attempting to achieve a return and risk profile for the Portfolio that approximates the result that might be achieved by (i) investing all of the assets of the Puerto Rico Securities Portion in the securities comprising the relevant stock index and (ii) investing all of the assets of the Equity Portion of each Portfolio in the applicable funds selected by the Equity Portion Portfolio Manager, while still investing at least 20% of its assets in Puerto Rico assets. However, the Portfolios will not be able to replicate exactly the performance of the relevant stock index because of the operational fees and expenses that each Portfolio may incur or because of the temporary unavailability of certain of the securities underlying the index.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit of several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Futures contracts are purchased in minimum sizes, which are determined by the applicable exchange. As a result, it is possible that the Portfolio will not have sufficient assets to purchase the minimum amount of futures contracts. In addition, the minimum size requirement may result in an exposure to futures contracts which is somewhat greater, or less than, the result that would be achieved if the assets of the Puerto Rico Securities Portion were invested in the securities comprising the relevant stock index.

SAI-14

Derivatives Risk. Each Portfolio’s use of derivatives increases such Portfolio’s exposure to the following risks:

•	Volatility Risk — A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•	Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

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Illiquid Securities Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

•	Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

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Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Portfolio realizes from its investments.

•

Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Portfolio with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Portfolio. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Portfolio of trading in these instruments and, as a result, may affect returns to investors in the Portfolio.

The Securities and Exchange Commission (the “SEC”) has adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 has been adopted but will be implemented no earlier than July 2022 (the “Compliance Date”). On and after the Compliance Date, Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities so that a failure to comply with the proposed limits would result in a statutory violation and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Credit and Interest Rate Risks. The investment by the Portfolio in bonds and other income-producing securities, such as preferred stock, are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative.

SAI-15

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of a Portfolio’s investments in bonds will fall as a result.

Non-Diversification Risk. One or more of the Portfolios may be non-diversified, in that it invests in securities of a smaller number of issuers. In that event, the Portfolio’s risk is increased because developments affecting an individual issuer may have a greater impact on the Portfolio’s performance.

It is also possible that two or more Portfolios in which you invest may on occasion take substantial positions in the same security or group of securities at the same time. A possible lack of diversification caused by these factors could result in rapid changes in the value of your investment.

Illiquid Securities Risk. Each Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that each Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of each Portfolio.

Repurchase Agreement Risk. The Puerto Rico Securities Portion of each Portfolio may invest in securities as part of a repurchase agreement, where such Portfolio buys a security from a counter-party, which agrees to repurchase the security at a mutually agreed upon time and price in a specified currency. If a counter-party to a repurchase agreement defaults, a Portfolio may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement. In the event of default, instead of the contractual fixed rate of return, the rate of return to a Portfolio will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest on the underlying securities. In that event, a Portfolio would have rights against the counter-party for breach of contract with respect to any losses resulting from those market fluctuations.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio to the fullest extent possible. The Fund intends that unitholders of a specific Portfolio have the exclusive right to the assets, income, gains and profits derived from that Portfolio. Additionally, the expenses, deductions and costs properly attributable or allocated to each Portfolio, including any administrative and portfolio management fees, will be deducted only from the assets of such Portfolio. The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to effect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Equity Portion Portfolio Manager Oversight Risks. Because each Equity Portion Portfolio Manager, or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the applicable Portfolio independently, the Investment Adviser may not always have access to information concerning the securities positions of a Portfolio at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Managers and sub-advisers.

Mid and Small Cap Company Risk. The Mid Cap Core I Portfolio and the Small Cap Core I Portfolio may invest to a significant degree in common stocks of mid and small cap companies, respectively. These companies present greater risks because they generally are more vulnerable to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

Additional Risks

When-Issued Securities and Delayed Delivery Transactions. Each Portfolio with respect to its Puerto Rico Securities Portion may invest in securities on a when-issued or delayed delivery basis. The purchase of securities on a when-issued or delayed delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. At the time a Portfolio enters into a transaction on a when-issued or delayed delivery basis, it will segregate with the custodian cash or liquid instruments with a value not less than the value of the when-issued or delayed delivery securities. The value of these assets

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will be monitored weekly to ensure that their marked to market value will at all times exceed the corresponding obligations of the Portfolio. There is always a risk that the securities may not be delivered, and the Portfolio may incur a loss. Investments in when-issued securities or delayed delivery transactions may be considered to be leverage and accordingly may be subject to the Portfolio limitations on leverage and subject to Rule 18f-4 under the 1940 Act.

Valuation Risk. There may be few or no dealers making a market in certain securities in which the Portfolios invest, particularly with respect to fixed-income securities of Puerto Rico issuers. Dealers making a market in those securities may not be willing to provide quotations on a regular basis to the Fund’s Investment Adviser or Equity Portion Portfolio Managers. It therefore may be particularly difficult to value those securities. In addition, since fees paid to the Investment Adviser or to an Equity Portion Portfolio Manager are based on the value of assets, there could be a conflict of interest in providing valuation information. Any inaccuracies in valuation could cause dilution of the Portfolio’s unit value if units of such Portfolio are purchased or redeemed at a higher or lower than accurate price.

In addition, to the extent that an Equity Portion Portfolio Manager of a given Portfolio must provide valuation information to the Fund in connection with valuing the assets of such Portfolio, the accuracy of the Portfolio’s valuation could be affected by factors outside the Fund’s or the Investment Adviser’s control.

Securities Lending. Although the Fund does not presently intend to engage in securities lending, the Portfolios are permitted to lend their securities in order to generate additional income pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. Collateral is marked to market weekly. There may be risks of delay in recovery of the securities or even loss of rights in the collateral, among other things, should the borrower of the securities fail financially or become insolvent or if investments made with cash collateral are unsuccessful.

Other Investment Companies. Each Portfolio may invest, to the extent consistent with applicable law, in other investment companies including exchange traded funds and affiliated or unaffiliated money market funds. The return on investments in other investment companies will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies and there will be a layering of certain fees and expenses.

Unlike traditional open-end mutual funds, the shares of exchange traded funds are bought and sold based on market values throughout each trading day. For this reason, shares may trade at a premium or a discount to their net asset value. If an exchange traded fund held by a Portfolio trades at a discount to net asset value, the Portfolio could lose money even if the securities held by the exchange traded fund appreciate in value.

Borrowings. The Fund, on behalf of each Portfolio, is permitted to borrow up to 5% of the Portfolio’s total assets from banks, including affiliates of the Fund, or other financial institutions for temporary or emergency purposes, including to meet redemptions of such Portfolio’s units. Borrowing by a Portfolio would create leverage and would entail speculative factors similar to those applicable to the issuance of preferred units, commercial paper or other debt securities. If borrowings are made on a secured basis, the custodian will segregate the pledged assets of such Portfolio for the benefit of the lender or arrangements will be made with a suitable sub- custodian, which may include the lender.

Changes in Applicable Law. On May 24, 2018, President Trump signed into law the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174), which contains an amendment to the 1940 Act, to repeal the exemption from its coverage of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession. The bill amends the 1940 Act by eliminating the exemption provided to U.S. possessions under its Section 6(a)(1). The repeal of the exemption will take effect on or about May 24, 2021 and it is for this reason that the Fund will register under the 1940 Act on or prior to that date.

Recognizing the aforementioned amendment to the 1940 Act, on September 4, 2019 the Puerto Rico Treasury Department (“PRTD”) issued Administrative Determination No. 19-04 (“AD No. 19-04”). Said pronouncement provides that to the extent an investment company that also has its principal office in Puerto Rico is registered with the SEC under the 1940 Act, such investment company and its investors will enjoy the benefits included in the Puerto Rico Internal Revenue Code of 2011, as amended (“Puerto Rico Code”), as if such investment company were registered under the Puerto Rico Investment Companies Act of 2013 or the Puerto Rico Investment Companies Act of 1954, as amended.

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On August 14, 2020, the Governor of Puerto Rico signed into law Act No. 107-2020 and known as the “Puerto Rico Municipal Code of Puerto Rico” (the “PRMC”). In general, the PRMC codifies into one piece of legislation different laws related to the administration and powers of the municipalities, including the imposition of municipal taxes such as municipal license taxes and property taxes. In terms of municipal taxation, the PRMC repealed the Municipal Property Tax Act of 1991, as amended, and the Municipal License Tax Act of 1974, as amended, and such taxes are now imposed under the PRMC. The PRMC became effective immediately upon its enactment.

Legislation affecting Puerto Rico securities, assets other than Puerto Rico securities, Puerto Rico and U.S. investment companies, taxes, and other matters related to the business of the Fund are continually being considered by the Puerto Rico Legislature and the U.S. Congress. Similarly, regulations and interpretations thereof are continually being considered by the SEC. No assurance can be given that legislation enacted or regulations promulgated after the date hereof will not have an adverse effect on the operations of the Fund, the economic value of the Notes, or the tax consequences of the acquisition or redemption of the Notes.

Political and Other Risk. Political, legal or regulatory developments in Puerto Rico and in the United States or changes in the applicability of existing laws to the Fund could adversely affect the tax-exempt status of interest paid on securities or the tax-exempt status of that portion of the Fund’s dividends that are tax-exempt. These developments could also cause the value of the Fund’s investments and therefore, the Units, to fall or jeopardize the continued viability of the Fund, resulting, in either case, in a possible loss to unitholders.

Russia-Ukraine Conflict. The Russian Federation invaded Ukraine on February 24, 2022. Geopolitical tensions have risen significantly in response and the United States, the United Kingdom, European Union member states, and other countries have imposed economic sanctions on the Russian Federation, parts of Ukraine, as well as various designated parties. As further military conflicts and economic sanctions continue to evolve, it has become increasingly difficult to predict the impact of these events or how long they will last. Depending on direction and timing, the Russian Federation-Ukraine conflict may significantly exacerbate the normal risks associated with the Fund and its Portfolios, and result in adverse changes to, among other things: (i) general economic and market conditions; (ii) shipping and transportation costs and supply chain constraints; (iii) interest rates, currency exchange rates, and expenses associated with currency management transactions; (iv) demand for investments; (v) available credit in certain markets; (vi) import and export activity from certain markets; and (vii) laws, regulations, treaties, pacts, accords, and governmental policies. Economic and military sanctions related to the Russian Federation-Ukraine conflict, or other conflicts, have the potential to gravely impact markets, global supply and demand, import/export policies, and the availability of labor in certain markets. There is no guarantee that such sanctions and economic actions will abate or that more restrictive measures will not be put in place in the near term. Moreover, it is expected that the Russian Federation-Ukraine military conflict could spark further sanctions and/or military conflicts which will impact other regions. The foregoing could seriously impact the Fund’s operations, its ability to realize its investment objectives in a timely manner, and the performance of the Portfolios.

Changes in United States tax law; no US federal tax ruling. Under regulations issued under Section 937(b) of the U.S. Code, income that is otherwise treated as income from sources within Puerto Rico under the general source of income rules is treated as income from sources outside Puerto Rico and not excludable from gross income under Section 933 of the U.S. Code if it consists of income derived in a “conduit arrangement.” Based on the current language of the regulations and the guidance offered therein, it is more likely than not that an investment in the Units would not be expected to be considered a conduit arrangement, and in accordance with this interpretation, the source of dividends on the Units would be expected to be treated as income from sources within Puerto Rico. The Fund does not plan to request a ruling from the IRS with respect to the U.S. federal income tax treatment to be accorded to an investment in the Units, and no assurance can be given that the IRS or the courts will agree with the tax treatment described herein. You should read carefully the section entitled “Dividends and Taxes” in the Prospectus for a more detailed description of the tax implications an investment the Units entails. You should also consult your tax advisor about your tax situation.

U.S. Federal tax law; FATCA rules. Sections 1471 through 1474 of the U.S. Code (commonly known as “FATCA”) interpreted by the corresponding regulations, impose a 30% withholding tax at the source upon most payments of U.S. source income made to certain “foreign financial institutions” or “non-financial foreign entities” (each, a “NFFE”), unless certain certification and reporting requirements are satisfied by such NFFE, including providing information with respect to its respective investors. The regulations issued by the U.S. Treasury and the IRS, provide that the Fund is to be treated as a NFFE. Accordingly, the Fund will be required to provide the payors of such income (except with respect to certain grandfathered obligations) certain information with respect to its investors, and the payors would have been required to disclose such information to the IRS. However, the Fund elected to be treated as a direct reporting NFFE and, as such, it is required to provide such information directly to the IRS (instead of providing it to such payors) by filing Form 8966 with the IRS on or before March 31st of each year.

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If the Fund were to be unable to provide such investor information to its payors or otherwise fail or be unable to comply with the legal and regulatory requirements of the U.S. Code, the Fund’s U.S. source income may be reduced, inasmuch as it would be subject to such 30% withholding tax at the source. This reduction may negatively affect the amount of dividends that may be distributed by the Fund or the Fund’s net asset value.

U.S. Federal tax law; 30% withholding on dividends from sources within the U.S. Dividends from sources within the United States received by the Fund may qualify for a 10% U.S. federal income tax rate if it meets certain requirements of the U.S. Code. If the Fund claims the application of the 10% rate and does not meet these requirements, then the dividends would be subject a 30% U.S. federal income tax.

Information on Directors and Executive Officers

The overall management of the business and affairs of the Fund is vested in the Board. The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with the Investment Adviser, Administrator, Distributor, Custodian and Transfer Agent. The day-to-day operations of the Fund have been delegated to UBS Trust Company of Puerto Rico, in its capacity as Administrator (in such capacity, the “Administrator”), subject to the Fund’s investment objective and policies and to general supervision by the Board.

The Board

The Board consists of seven Directors. Six of these were not “interested persons,” as defined in Section 2(a)(19) of the 1940 Act (the “Independent Directors”), and one was considered an “Interested Director” of the Fund as a result of his employment as an officer of the Fund, the Fund’s Investment Adviser or an affiliate thereof. The number of members of the Board may be changed by resolution of the Board.

Committees of the Board

The Board has three standing committees: the Audit Committee, the Dividend Committee and the Nominating Committee.

Audit Committee. The Board has adopted a written Audit Committee Charter, and the role of the Audit Committee is to oversee the Fund’s accounting and financial reporting policies and practices and to recommend to the Board any action to ensure that the Fund’s accounting and financial reporting are consistent with accepted accounting standards applicable to the mutual fund industry. The Audit Committee has three members, Messrs. Cabrer, León and Pellot, all of whom are Independent Directors. The Independent Directors who are Audit Committee members are represented by independent legal counsel in connection with their duties. Mr. León serves as an audit committee financial expert. The Audit Committee met nine (9) times during the year ended December 31, 2021.

Dividend Committee. The role of the Dividend Committee is to determine the amount, form, and record date of any dividends to be declared and paid by the Fund. The Dividend Committee has three members, two of whom are Independent Directors (Messrs. Cabrer, and Pellot) and one who is an Interested Director (Mr. Ubiñas). The Dividend Committee did not meet during the year ended December 31, 2021. The Dividend Committee sets dividends by Unanimous Consent.

Nominating Committee. Pursuant to the adoption of a written charter, the Fund has created a Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as Independent Directors and to recommend its nominees for consideration by the full Board. The Nominating Committee has three members, all of whom are Independent Directors (currently, Messrs. Cabrer, Nido and Pellot). The Independent Directors who are Nominating Committee members are represented by independent legal counsel in connection with their duties. While the Nominating Committee is solely responsible for the selection and nomination of the Independent Directors, the Nominating Committee may consider nominations for the office of Director made by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send nominations to the Fund’s Secretary that include biographical information and set forth the qualifications of the proposed nominee. The Nominating Committee evaluates nominees from whatever source using the same standard. The Nominating Committee met one (1) time during the year ended December 31, 2021.

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Independent Directors

Certain biographical and other information relating to the Independent Directors is set forth below, including their ages and their principal occupations for at least five years.

The Independent Directors monitor the execution of the valuation procedures, make certain determinations in accordance with such procedures, and assists the Board in its oversight of the valuation of the Fund’s investments by FEIM and FEAC; reviews and approves recommendations by FEIM and FEAC for changes to the Fund’s valuation policies for submission to the Board for its approval; reviews FEIM’s and FEAC’s quarterly presentations on valuation; oversees the implementation of the Fund’s valuation policies by FEIM and FEAC; determines whether to approve the fair value recommendations for specific investments pursuant to the Fund’s valuation policies.

Messrs. Nido and Pellot and Mrs. Pérez are members of the boards of directors of all funds that have engaged UBS AMPR as their investment adviser (the “UBS Advised Funds”) or as their co-investment adviser (the “UBS Co-Advised Funds” and, together with the UBS Advised Funds, the “Affiliated Funds” or the “Fund Complex”). Messrs. Cabrer, León and Villamil are members solely of the board of directors of each of the UBS Advised Funds.

Name (Age) and Address*	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen	Public Directorships (other than the Affiliated Funds)
Agustin Cabrer (72)	Director	Director since 2005

President of Antonio Roig Sucesores (land holding enterprise with commercial properties) since 1995; President of Libra Government Building, Inc. (administration of court house building) since 1997; President of Cabrer Consulting (financial services business); President of CC Development, LLC (construction supervision and management consulting) for the last five years; President of CC Development, LLC (construction supervision and management consulting) since 2021; and Director of V. Suarez & Co. (food and beverage distribution company) since 2002.

				18 funds consisting of 29 portfolios	None
Vicente León (82)	Director	Director since 2021	Independent business consultant since 1999.	18 funds consisting of 29 portfolios	None
Carlos Nido (57)	Director	Director since 2007	President of Green Isle Capital LLC (a Puerto Rico venture capital fund under law 185 investing primarily in feature films and healthcare) since 2016.	25 funds consisting of 36 portfolios	None
Luis M. Pellot (73)	Director	Director since 2005	President of Pellot-González, Tax Attorneys & Counselors at Law, PSC (legal services business) since 1989.	25 funds consisting of 36 portfolios	None
Clotilde Pérez (69)	Director	Director since 2009	Vice President Corporate Development Officer of V. Suarez & Co., Inc. (food and beverage wholesale distribution business) since 1999.	25 funds consisting of 36 portfolios	None
José J. Villamil (82)	Director	Director since 2021	Chairman of the Board and Chief Executive Officer of Estudios Técnicos, Inc. (consulting business) since 2005.	18 funds consisting of 29 portfolios	None

* The address of the Independent Directors is c/o UBS Trust Company of Puerto Rico — 250 Muñoz Rivera Avenue, Tenth Floor, San Juan, Puerto Rico 00918.

** Each Independent Director serves until his successor is elected and qualified, or until his death or resignation, or removal as provided in the Fund’s By-Laws or charter or by statute, or until December 31 of the year in which he turns 85.

Interested Directors and Officers

Certain biographical and other information relating to the Interested Director(s) and to the officers of the Fund, is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, and the total number of Affiliated Funds overseen by them. These persons also serve as directors and officers of the UBS Advised Funds and, in some cases, of certain of the UBS Co-Advised Funds.

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Name (Age) and Address*	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Affiliated Funds Overseen	Public Directorships (other than the Affiliated Funds)
Carlos V. Ubiñas (67)	Director, Chairman of the Board and President	President since 2015; Director and Chairman of the Board since 2012

Managing Director, Head Asset Management and Investment Banking of UBS Financial Services Inc. since 2014; former Chief Operating Officer and Executive Vice President of UBS Financial Services Inc. from 1989 to 2005.

				18 funds consisting of 29 portfolios	None
Leslie Highley, Jr. (74)	Senior Vice President	Senior Vice President since 2005

Managing Director of UBS Trust PR; Senior Vice-President of UBS Financial Services Inc.; Senior Vice President of the Puerto Rico Investors Tax-Free Family of Funds; President of Dean Witter Puerto Rico, Inc. since 1989 and Executive Vice President of the Government Development Bank for Puerto Rico.

				N/A	None
William Rivera (63)	First Vice President and Treasurer	Treasurer since 2015 and First Vice President since 2005

Executive Director of UBS Asset Managers since 2011; Director of UBS Asset Managers from 2006 to 2010; Assistant Portfolio Manager for UBS Asset Managers; First Vice President of Trading of UBS Trust PR since January 2002 and of UBS Financial Services Inc. since 1987.

				N/A	None
Javier Rodriguez (49)	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer since 2005

Divisional Assistant Vice President, trader, and portfolio manager of UBS Trust PR since 2003; financial analyst with UBS Trust PR from 2002 to 2003; financial analyst with Popular Asset Management from 1998 to 2002.

				N/A	None
Liana Loyola (60)	Secretary	Secretary since 2014

Attorney in private practice since 2009. Previously, she practiced law at a firm focusing on commercial litigation and corporate law and held various positions in the government and the private sectors. Ms. Loyola holds a B.A., magna cum laude, from the University of Puerto Rico – Mayagüez; M.A.L.D. from The Fletcher School of Law and Diplomacy, Tufts / Harvard Universities, and a J.D. from the University of Puerto Rico School of Law. Ms. Loyola is admitted to practice law in the Commonwealth of Puerto Rico, the U.S. District Court for the District of Puerto Rico, and the U.S. Court of Appeals for the First Circuit.

				N/A	None
Luz Nereida Colon (46)	Chief Compliance Officer	Chief Compliance Officer since 2013

Mrs. Colon is an Executive Director and Chief Compliance Officer of UBS Asset Managers of Puerto Rico, and the Funds. Mrs. Colon served as Co-CCO for the Puerto Rico Investors Family of Funds which is co-managed by UBS Asset Managers of Puerto Rico and Banco Popular of Puerto Rico from 2013 to 2021. She began her career in the securities industry in 1997 with responsibilities that included supervisory and control and risk management roles. She earned her B.B.A. in Accounting from the University of Puerto Rico and her JD from the Inter American University of Puerto Rico, School of Law. She is admitted to practice law in the Commonwealth of Puerto Rico. Mrs. Colon received the Certified Regulatory and Compliance Professional (CRCP) designation from the FINRA Institute at Wharton School.

				N/A	None
Heydi Cuadrado (41)	Assistant Vice President	Assistant Vice President since 2019	Director of UBS Trust Company since March 2012. Trader and Assistant Portfolio Manager for UBS Asset Managers since 2008. Joined UBS Trust Company in 2003.	N/A	None
Gustavo Romañach (47)	Assistant Vice President	Assistant Vice President since 2019	Director of UBS Asset Managers since 2013; Associate Director Portfolio analyst & trader of UBS Asset Managers since 2009; Assistant Vice-President of UBS Asset Managers since 2003.	N/A	None

* The address of the Interested Director(s) and Officers of the Fund is c/o UBS Trust Company of Puerto Rico, American International Plaza—Tenth Floor, 250 Muñoz Rivera Avenue, San Juan, Puerto Rico 00918.

** Each Director serves until his successor is elected and qualified, or until his death or resignation, or removal as provided in the Fund’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 85. Each officer is elected by and serves at the pleasure of the Board.

Board Diversification and Director Qualifications

In determining that a particular director was qualified to serve on the Board, the Board has considered each director’s background, skills, experience and other attributes in light of the composition of the Board with no particular factor controlling. The Board believes that directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise

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effective business judgment in the performance of their duties, and the Board believes each director satisfies this standard. An effective director may achieve this ability through his or her educational background; business, professional training or practice; public service or academic positions; experience from service as a board member or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. Accordingly, set forth below is a summary of the experiences, qualifications, attributes, and skills that led to the conclusion, as of the date of this document, that each director should continue to serve in that capacity. References to the experiences, qualifications, attributes and skills of directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any director as having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Luis M. Pellot

Mr. Pellot has been the President of Pellot-González, Tax Attorneys & Counselors at Law, PSC since 1989. He is also a member of the Puerto Rico Bar Association, Puerto Rico Manufacturers Association, Puerto Rico Chamber of Commerce, Puerto Rico General Contractors Association, Puerto Rico Hotel & Tourism Association and Hispanic National Bar Association and President of Tax Committee, Puerto Rico Chamber of Commerce from 1996 to 1997. He has been an Independent Director and member of the Audit Committee of the UBS Family of Funds since 2002.

Agustin Cabrer

For the past five years, Mr. Cabrer has had the following positions: President of Starlight Development Group, Inc. from 1995 to 2014 (real estate development); President of Antonio Roig Sucesores since 1995 (real estate development); Partner of Desarrollos Roig since 1995, Desarrollos Agricolas del Este S.E. since 1995, and El Ejemplo, S.E. since 1995 (real estate development); Partner, Pennock Growers, Inc. since 1998; Partner and Managing Director of RERBAC Holdings, LLP since 2004 (real estate development); Director of V. Suarez & Co. since 2002, V. Suarez Investment Corporation since 2002, V. Suarez International Banking Entity, Inc. since 2002, Villa Pedres, Inc. since 2002, and Caparra Motor Service since 1998; Director of TC Management from 2002 to 2013; Officer of Candelero Holdings & Management, Inc. from 2001 to 2013; 100% owner, President and Registered Principal (Agent) of Starlight Securities, Inc. since 1995 (registered broker-dealer); former Member of the Board of Trustees of the University of Puerto Rico; Partner and Officer of Grupo Enersol, LLC since 2013(solar phtovoltaic developer); President of Libra Government Building, Inc. since 1997; Partner of Cometa 74, LLC since 1998; Vice-President of Candelario Point Partners, Inc. since 1998; Officer of Marbella Development, Corp. from 2001 to 2014.

Vicente J. León

For the past five years, Mr. León has had the following positions: Independent business consultant since 1999; former Member and Vice Chairman of the Board of Directors of Triple S Management Corp. from 2000 to 2012; former consultant with Falcón Sánchez and Associates, a Certified Public Accounting Firm; former Partner at KPMG LLP.

Carlos Nido

For the past five years, Mr. Nido has had the following positions: President Green Isle Capital LLC, a Puerto Rico Venture Capital Fund under law 185 investing primarily in feature films and healthcare since 2015; Presdient and Executive Producer of Piñolywood Studios LLC that has produced feature films Los Domirriqueños 1 & 2, Una Boda en Castañer, Sanky Panky 3, Vico C, la vida del filosofo, Marcelo and Nicky Jam “El Ganador”; from 2007 to 2015 Senior Vice President of Sales at GFR Media LLC. Prior to that he was Senior Vice President of Sales & Marketing at El Nuevo Dia from 2003 to 2007. From 1999 to 2003 he was President and Founder of Virtual, Inc. and ZonaNetworks. From 1997 to 1999, Mr. Nido was President of Editorial Primera Hora. Since 1991 he served in various positions for El Nuevo Dia, he was Treasurer in charge of Credit, Collections, and investments and headed New Business Development & Strategic Planning for the company. While at El Nuevo Dia, Mr. Nido coordinated City View Place, a two phase office real estate development. During 1990 he was a special assitant to the President of the Government Development Bank for Puerto Rico and from 1987 to 1990 as Associate in the investment bank CS First Boston. He holds a Bachelors Degree in Business Administration from Indiana University and a Master’s Degree in Finance from the University of Michigan. Mr. Nido is a board member of the following organizations: Grupo Ferré Rangel, GFR Media LLC; the UBS Puerto Rico family of Mutual Funds; B. Fernandez & Hnos. Inc.; Puerto Rico Ambulatory Surgery Center; and the San Jorge Children’s Foundation. He is also a member of the Advisory Board of Advent Morro Private Equity Funds.

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Clotilde Pérez

Ms. Pérez has been an Independent Director since 2009, overseeing 25 funds consisting of 37 portfolios. For the past five years, Ms. Pérez has held the following positions: Partner of Infogerencia, Inc. since 1985; Vice President Corporate Development Officer of V. Suárez & Co., Inc. since 1999; Member of the Board of Trustees of the University of the Sacred Heart since 2005; Member of the Board of Directors of Campofresco Corp. since 2012; former Member of the Board of Directors of Grupo Guayacán, Inc., EnterPrize, Inc. and Puerto Rico Venture Forum from 1999 to 2013; General Partner of the Guayacán Fund of Funds Family.

Joaquin Villamil

Mr. Villamil is Chairman of the Board and Chief Executive Officer of Estudios Técnicos, Inc.; Member of the Board of Governors of United Way of Puerto Rico; Chairman of the Puerto Rico Manufacturer’s Association’s Committee on Competitiveness; Chairman of the Board of BBVA-PR from 1998 to 2012; founding Director of the Puerto Rico Community Foundation and the Aspen Institute’s Non-Profit Sector Research Fund; former Member of the New York Federal Reserve Bank’s Community Affairs Roundtable; former President of the Puerto Rico Chamber of Commerce, as well as former Chairman of its Economic Advisory Council; former President of the Inter-American Planning Society; former President of the Puerto Rico Economics Association; former Chairman of the Puerto Rico-2025 Commission (formerly, Alianza para el Desarrollo); former Chairman of the Commission on the Economic Future of Puerto Rico; former professor of the Economics Department of the University of Pennsylvania’s Wharton School and Graduate School of Arts and Sciences and former Professor of Planning at the University of Puerto Rico. Mr. Villamil has served on numerous Boards such as, the Boards of the Ponce School of Medicine, St. John’s School and the Ana G. Méndez University System, the Board of the National Puerto Rican Coalition in Washington, and on the Board of Economists of Hispanic Business. In 2009, Mr. Villamil was appointed as a Member of the Economic Advisory Council as well as Chairman of the Strategic Planning Committee of the State Human Resources and Occupational Development Council; Director of UBS Family of Funds from 2013-2019.

Carlos V. Ubiñas

Mr. Ubiñas is Director, Chairman of the Board of Directors and President of the Fund. He has been President since 2015, Chairman of the Board of Directors since 2012, and Director since 2004. For the past five years, he has been Chief Executive Officer since 2009; President since 2005, Managing Director, Head of Asset Management and Investment Banking of UBS Financial Services Incorporated of Puerto Rico since 2014; former Chief Operating Officer and Executive Vice President of UBS Financial Services Incorporated of Puerto Rico from 1989-2005.

Leadership Structure and Oversight Responsibilities of the Board

The Board is responsible for overseeing the Adviser’s management and operations of the Fund pursuant to the Advisory Agreement. Directors also have significant responsibilities under the federal securities laws. Among other things, they

●	oversee the performance of the Fund;

●	monitor the quality of the advisory and shareholder services provided by the Investment Adviser;

●	review annually the fees paid to the Investment Adviser for its services;

●	monitor potential conflicts of interest between the Fund and the Investment Adviser;

●	monitor distribution activities, custody of assets and the valuation of securities; and

●	oversee the Fund’s compliance program.

In performing their duties, Directors receive detailed information about the Fund and the Investment Adviser on a regular basis, and meet at least quarterly with management of the Investment Adviser to review reports relating to the Fund’s operations. The Directors’ role is to provide oversight and not to provide day-to-day management.

The Chairman of the Board is an interested person of the Fund as that term is defined under Section 2(a)(19) of the 1940 Act because of his affiliation with the Investment Adviser. The remaining Directors and their immediate family members have no affiliation or business connection with the Investment Adviser, the Fund’s principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Investment Adviser or the Fund’s principal underwriter.

SAI-23

Mr. Ubiñas, the Chairman of the Board, is an Interested Director because of his affiliation with the Investment Adviser. The Independent Directors have not designated a lead Independent Director, but the Chairman of the Audit Committee, Agustin Cabrer, generally acts as chairman of meetings or executive sessions of the Independent Directors and, when appropriate, represents the views of the Independent Directors to management. The Board has determined that its leadership structure is appropriate for the Fund because it enables the Board to exercise informed and independent judgment over matters under its purview, allocates responsibility among committees in a manner that fosters effective oversight and allows the Board to devote appropriate resources to specific issues in a flexible manner as they arise. The Board periodically reviews its leadership structure as well as its overall structure, composition and functioning and may make changes in its discretion at any time.

Risk Oversight by the Board

As mentioned above, the Board oversees the management of the Fund and meets at least quarterly with management of the Investment Adviser to review reports and receive information regarding the Fund’s operations. Risk oversight relating to the Fund is one component of the Board’s oversight and is undertaken in connection with the duties of the Board. As described above, the Board’s committees assist the Board in overseeing various types of risks relating to the Fund. The Board receives reports from committees regarding their areas of responsibility and, through those reports and its interactions with management of the Investment Adviser during and between meetings, analyzes, evaluates, and provides feedback on the Investment Adviser’s risk management process. In addition, the Board receives information regarding, and has discussions with senior management of the Investment Adviser about, the Investment Adviser’s risk management systems and strategies. The Fund’s Chief Compliance Officer (“CCO”) reports to the Board at least quarterly regarding compliance and legal risk concerns. In addition to quarterly reports, the CCO provides an annual report to the Board in accordance with the Fund’s compliance policies and procedures. The CCO regularly discusses relevant compliance and legal risk issues affecting the Fund during meetings with the Independent Directors. The CCO updates the Board on the application of the Fund’s compliance policies and procedures and discusses how they mitigate risk. The CCO also is in charge of reporting to the Board regarding any problems associated with the Fund’s compliance policies and procedures that could expose the Funs to risk. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the Board.

Compensation of Directors

Each Independent Director receives a stipend from the Fund of up to $1,000 plus expenses, for attendance at each meeting of the Board, and $500 plus expenses, for attendance at each meeting of a committee of the Board. The Independent Directors do not receive retirement or other benefits as part of their compensation. The following table sets forth the compensation earned by the Independent Directors from the Fund and the total compensation paid to them by the Affiliated Funds for the fiscal year ended March 31, 2022.

Name of Independent Director	Aggregate Compensation from Fund	Retirement Benefits Accrued	Annual Benefits Upon Retirement	Total Compensation from Affiliated Funds Paid to Independent Directors
Luis M. Pellot(1)(2)	$[●]	N/A	N/A	$[●]
Vicente J. León(3)(4)	$[●]	N/A	N/A	$[●]
Agustin Cabrer(2)(3)	$[●]	N/A	N/A	$[●]
Carlos Nido(1)	$[●]	N/A	N/A	$[●]
Clotilde Pérez (1)	$[●]	N/A	N/A	$[●]
Joaquin J. Villamil(3)(4)	$[●]	N/A	N/A	$[●]

(1)	Independent Director who also serves on the boards of the twenty-five Affiliated Funds.
(2)	Independent Director who serves on the Audit Committee of each Affiliated Fund.
(3)	Independent Director who also serves on the boards of the eighteen UBS Advised Funds.
(4)

As provided in the Fund’s Bylaws as of that date, Director retired at the end of the calendar year upon reaching eighty (80) years of age. Fund bylaws have been amended to allow Directors to hold their positions until reaching eighty-five (85) years of age.

SAI-24

Beneficial Ownership of Equity Securities in the Fund and Affiliated Funds by each Director

The following table sets forth the dollar range of equity securities beneficially owned by each director as of December 31, 2021:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Affiliated Funds (including funds in the Fund Complex)
Luis M. Pellot	None	None
Vicente J. León	None	$1-$10,000
Agustin Cabrer	None	None
Clotilde Pérez	None	None
Carlos Nido	None	$10,001 – $50,000
Joaquin Villamil	None	None
Carlos V. Ubiñas	None	Over $1,000,000

As of December 31, 2021, the directors of the Fund as a group beneficially owned an aggregate of less than 1% of the Fund’s outstanding Shares. As of December 31, 2021, based on information provided by each of the Independent Directors, none of the Independent Directors or their immediate family members owned beneficially or of record any securities of the Investment Adviser, the Fund’s principal underwriter or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with such entities.

As of December 31, 2021, none of the other directors and officers of the Fund have entered into any material transactions with the Fund; provided, however, that certain of the directors and officers of the Fund are employees of entities which have entered into material agreements with the Fund, as described herein.

Indemnification of Directors and Officers

The Fund has obtained directors’ and officers’ liability insurance for its directors and officers. The Fund’s certificate of incorporation contains a provision that exempts directors from personal liability for monetary damages to the Fund or its unitholders for violations of the duty of care, to the fullest extent permitted by the Puerto Rico General Corporation Law. The Fund has also agreed to indemnify its directors and officers for certain liabilities to the fullest extent permitted by Puerto Rico law. Pursuant to Section 17(h) of the 1940 Act, such indemnification of the Directors would not protect a Director from liability to the Funds or their shareholders from liability that the Director would otherwise be subject to by reason of such Director’s own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as a Director.

Management, Advisory and Other Service Arrangements

Investment Advisory Arrangements

Subject to the oversight of the Board of Directors, investment advisory services are provided to the Portfolios by the Investment Adviser, UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico, pursuant to an investment advisory contract (the “Advisory Agreement”). The Investment Adviser may also engage affiliated or non-affiliated sub-advisers. As compensation for its investment advisory services and pursuant to the Advisory Agreement, each Portfolio pays, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, an advisory fee at an annual rate of 1.00% based on such Portfolio’s average daily net assets. For the fiscal year ended, March 31, 2022, each Portfolio paid, in the aggregate, the Investment Adviser and any affiliated sub-adviser, as applicable, a fee equal to 1.00% of such Portfolio’s average daily net assets.

SAI-25

Fees and expenses may be voluntarily waived or reimbursed by UBS Financial Services Inc., UBS Trust Company of Puerto Rico and/or their affiliates from time to time. There is no assurance, however, that such waiver or reimbursement, if commenced, will be continued. UBS Trust Company of Puerto Rico, the Fund’s Administrator (the “Administrator”), and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay the Fund’s Other Expenses in order to ensure that Net Total Operating Expenses (excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after Fee Waivers and/or Expense Reimbursements do not exceed 2.00% of the average daily gross assets for Class A Units, 2.50% of the average daily gross assets for Class L Units, and 1.75% of the average daily gross assets for Class P Units. The Fund may have to repay some of these waivers and/or reimbursements during the following three years. Any such repayment period is limited to three years from the date of the waiver/reimbursement. Any repayment by the Fund to the Administrator will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The Expense Limitation Agreement is effective through August 31, 2023 and may be terminated upon 30 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund].

As of April 30, 2022, the Investment Adviser serves as investment adviser or co-investment adviser to funds with combined portfolio assets of approximately $1.8 billion. UBS Trust Company of Puerto Rico, an affiliate of the Fund and UBS Financial Services Inc., is a trust company organized and validly existing under the laws of Puerto Rico.

The following table sets forth the management fee paid by each Portfolio for the last three fiscal years:

Large Cap Value Portfolio I

	Management Fee Net of Expense Reimbursement Paid	Expense Reimbursement
Fiscal year ended March 31, 2022	$31,636	$47,452
Fiscal year ended March 31, 2021	$27,270	$36,706
Fiscal year ended March 31, 2020	$27,796	$36,664

Large Cap Core Portfolio I

	Management Fee Net of Expense Reimbursement Paid	Expense Reimbursement
Fiscal year ended March 31, 2022	$30,382	$45,571
Fiscal year ended March 31, 2021	$23,722	$35,585
Fiscal year ended March 31, 2020	$24,901	$32,043

Large Cap Growth Portfolio I

	Management Fee Net of Expense Reimbursement Paid	Expense Reimbursement
Fiscal year ended March 31, 2022	$37,157	$55,738
Fiscal year ended March 31, 2021	$29,775	$44,661
Fiscal year ended March 31, 2020	$31,812	$33,320

Mid Cap Core Portfolio I

	Management Fee Net of Expense Reimbursement Paid	Expense Reimbursement
Fiscal year ended March 31, 2022	$23,928	$35,893
Fiscal year ended March 31, 2021	$20,602	$26,318
Fiscal year ended March 31, 2020	$25,013	$29,929

SAI-26

Small Cap Core Portfolio I

	Management Fee Net of Expense Reimbursement Paid	Expense Reimbursement
Fiscal year ended March 31, 2022	$15,553	$23,328
Fiscal year ended March 31, 2021	$12,408	$18,614
Fiscal year ended March 31, 2020	$16,101	$21,439

International Portfolio I

	Management Fee Net of Expense Reimbursement Paid	Expense Reimbursement
Fiscal year ended March 31, 2022	$17,799	$26,697
Fiscal year ended March 31, 2021	$16,912	$21,778
Fiscal year ended March 31, 2020	$25,179	$28,109

Pursuant to the Advisory Agreement, the Investment Adviser is not liable for any loss, expense, cost, or liability arising out of any error in judgment or any action or omission, including any instruction given to the Fund’s custodian unless (i) such action or omission involved an officer, director, employee, or agent of the Investment Adviser, and (ii) such loss, expense, cost, or liability arises out of the Investment Adviser’s gross negligence, willful malfeasance, bad faith or reckless disregard of the Investment Adviser’s duties. The Investment Adviser may rely on any notice or communication (written or oral) reasonably believed by it to be genuine. These limitations shall not act to relieve the Investment Adviser from any responsibility or liability for any responsibility, obligation or duty that the Investment Adviser may have under state statutes, the laws of Puerto Rico, or any federal securities law which is not waivable.

Unless earlier terminated as described below, the Advisory Agreement is initially in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually by a vote of a majority of the Independent Directors. The Advisory Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement also provides that it may be terminated without penalty (i) at any time by a unanimous vote of the Independent Directors, (ii) on 60 days’ written notice by the Investment Adviser or (iii) on 60 days’ written notice to the Investment Adviser by the vote of a majority of the outstanding voting securities of the Fund.

The Fund’s Advisory Agreement was originally approved prior to the registration of the Fund under the 1940 Act. Certain changes were made to such pre-existing Advisory Agreement to comply with specific 1940 Act requirements and customary provisions, but such changes did not include any reduction in services or increase in fees payable thereunder.

Sub-Advisory Agreements

The Advisory Agreement authorizes the Investment Adviser to retain one or more sub-advisers for the management of the Portfolios and the Investment Adviser has entered into sub-advisory agreements (the “Sub-Advisory Agreement”) the Equity Portion Portfolio Managers with respect to the applicable Portfolios. Subject to the supervision of the Board of Directors, the Investment Adviser oversees the investment advisory services provided by the Equity Portion Portfolio Managers. Pursuant to the Sub-Advisory Agreements, and under the supervision of the Investment Adviser and the Board of Directors, the Equity Portion Portfolio Managers are responsible for the day-to-day investment management of each Portfolio’s Equity Portion. The Investment Adviser monitors and evaluates the Equity Portion Portfolio Managers’ performance, and oversees the Equity Portion Portfolio Managers’ compliance with the applicable Portfolio’s investment objective, policies and restrictions. The Investment Adviser (not the Fund) pays the Equity Portion Portfolio Manager a fee up to 0.60% (with respect to the Mid Cap Core Portfolio) or 0.50% (with respect to all other Portfolios) of the average daily net assets of the Equity Portion of the applicable Portfolio. A discussion of the basis for the approval by the Board of Directors of the Advisory Agreement and the Sub-Advisory Agreements between the Investment Adviser and the Equity Portion Portfolio Managers with respect to the Fund was included in the Fund’s semi-annual unitholder report for the period ended September 30, 2021.

SAI-27

For the fiscal year ended March 31, 2022, the Investment Adviser paid the following amounts in sub-advisory fees to non-affiliated sub-advisers on behalf of each Portfolio:

Portfolio	Sub-Advisory Fee Charged
Large Cap Value Portfolio I	[•]
Large Cap Core Portfolio I	[•]
Large Cap Growth Portfolio I	[•]
Mid Cap Core Portfolio I	[•]
Small Cap Core Portfolio I	[•]
International Portfolio I	[•]

A description of each Equity Portion Portfolio Manager is provided below.

Large Cap Value Portfolio I

The London Company

The London Company was founded by Stephen M. Goddard, CFA in 1994 as the dedicated investment advisor to First Colony Corporation. The firm is a majority employee-owned investment boutique that provides portfolio management services to a client base including institutional, sub-advisory, and high net worth clients. The firm employs the same philosophy and process across all portfolios, regardless of market cap, style, or geography. The team takes a long term total return mindset to building portfolios, with a primary focus on downside protection, with capital appreciation as a secondary objective. The investment team believes in investing like private market buyers, focusing on cash return on tangible capital; they believe value is defined by discounting cash inflows and outflows by an optimal cost of capital. Bottom-up stock selection is a critical component of their investment process as the firm’s process begins with a screen to identify companies characterized by high return on operating capital (profitability), consistent and stable free cash flow yield (cash generation), and attractive operating earnings/enterprise value (valuation). Their fundamental research consists of four critical elements: Balance sheet optimization analysis, Private Market Value Analysis, Corporate governance/management incentives audit, and Insider ownership/trading activity. This results in a portfolio of 25 – 35 stocks which the manager believes are trading at significant discount to fair market value. Positions are generally started with a weight of 3-5%, and individual positions may not exceed 10% of the portfolio. They generally will not add to declining positions and allow winners to run.

Large Cap Core Portfolio I

Atalanta Sosnoff Capital, LLC

Atalanta’s investment philosophy is focused on finding companies entering periods of earnings acceleration, believing that over time earnings drive stock prices, positioning them to capture the compounding effects of earnings acceleration and multiple expansion. The process is predominantly a fundamental bottom-up approach but does take macro factors into consideration when forming the investment opinion. They typically select stocks from the Russell 1000 Index universe. The strategy generally holds 35-65 positions, diversified across 10-15 industries and 5-8 sectors.

Large Cap Growth Portfolio I

Winslow Capital Management, LLC (“Winslow Capital”)

Winslow Capital was founded in 1992 as a specialist in growth investing. In December 2008, Winslow Capital was acquired by Nuveen as an autonomous affiliate. In October 2014, leading financial services provider TIAA acquired Nuveen and its investment affiliates, including Winslow Capital. Throughout, Winslow Capital has retained its investment and operating independence, continuing to offer our clients excellence in growth investing.

Mid Cap Core Portfolio I

The London Company

The London Company was founded by Stephen M. Goddard, CFA in 1994 as the dedicated investment advisor to First Colony Corporation. The firm is a majority employee-owned investment boutique that provides portfolio management services to a client base including institutional, sub-advisory, and high net worth clients. The firm employs the same philosophy and process across all portfolios, regardless of market cap, style, or geography. The team takes a long term total return mindset to building portfolios, with a primary focus on downside protection, with capital appreciation as a secondary objective. The investment team believes in investing like private market buyers, focusing on cash return on tangible capital; they believe value is defined by discounting cash inflows and outflows by an optimal cost of capital. Bottom-up stock selection is a critical component of

SAI-28

their investment process as the firm’s process begins with a screen to identify companies characterized by high return on operating capital (profitability), consistent and stable free cash flow yield (cash generation), and attractive operating earnings/enterprise value (valuation). Their fundamental research consists of four critical elements: Balance sheet optimization analysis, Private Market Value Analysis, Corporate governance/management incentives audit, and Insider ownership/trading activity. This results in a portfolio of 25 – 35 stocks which the manager believes are trading at significant discount to fair market value. Positions are generally started with a weight of 3-5%, and individual positions may not exceed 10% of the portfolio. They generally will not add to declining positions and allow winners to run.

Small Cap Core Portfolio I

Cambiar Investors, LLC

Based in Denver, CO, Cambiar Investors was founded in 1973 by Michael Barish and originally focused on U.S. large-cap value equity. In 1990, the firm became a subsidiary of United Asset Management, which itself was acquired by Old Mutual in 2000; Cambiar became 100% employee-owned again in 2001 following a management buyout. The firm began managing non-U.S. equities in 1997 when Brian Barish joined the firm, and launched the ADR-only strategy in 2006. Today, the firm employs roughly 50 professionals, is led by CIO & President Brian Barish, and non-U.S. equities comprises the majority of its AUM. Cambiar focuses exclusively on relative value investing. Specifically, they seek high quality, financially strong companies that are trading at significant discounts, and that also possess one or more catalysts that have the potential to unlock a projected upside of 50% in the next 12-24 months. The purely fundamental, bottom-up approach emphasizes distinct, non-consensus views, with portfolios of 40-50 stocks constructed in a relatively unconstrained and benchmark agnostic fashion. However, mitigating risks are holdings that are approximately equally-weighted to isolate stock selection, countries and sectors that are capped by 25%, and emerging markets limited to 15%.

International Portfolio I

Cambiar Investors, LLC

Based in Denver, CO, Cambiar Investors was founded in 1973 by Michael Barish and originally focused on U.S. large-cap value equity. In 1990, the firm became a subsidiary of United Asset Management, which itself was acquired by Old Mutual in 2000; Cambiar became 100% employee-owned again in 2001 following a management buyout. The firm began managing non-U.S. equities in 1997 when Brian Barish joined the firm, and launched the ADR-only strategy in 2006. Today, the firm employs roughly 50 professionals, is led by CIO & President Brian Barish, and non-U.S. equities comprises the majority of its AUM. Cambiar focuses exclusively on relative value investing. Specifically, they seek high quality, financially strong companies that are trading at significant discounts, and that also possess one or more catalysts that have the potential to unlock a projected upside of 50% in the next 12-24 months. The purely fundamental, bottom-up approach emphasizes distinct, non-consensus views, with portfolios of 40-50 stocks constructed in a relatively unconstrained and benchmark agnostic fashion. However, mitigating risks are holdings that are approximately equally-weighted to isolate stock selection, countries and sectors that are capped by 25%, and emerging markets limited to 15%.

Information Regarding the Portfolio Managers

Leslie Highley, Jr. and Javier Rodriguez (together, the “Portfolio Manager”) each is the portfolio manager for the Puerto Rico Securities Portion of each Portfolio and is primarily responsible for the day-to-day management of the Fund’s portfolios.

The Investment Adviser has also engaged the below sub-advisers (as previously defined, the “Equity Portion Portfolio Managers”) as sub-advisers to manage the Equity Portion of the applicable Portfolio.

SAI-29

Large Cap Value Portfolio I

The London Company

Portfolio Manager

Name	Managed the Fund Since	Title

Stephen M. Goddard, CFA	2016	Managing Principal, Founder, CIO, and Lead Portfolio Manager

Stephen M. Goddard CFA, Managing Principal, CIO and Lead Portfolio Manager, founded The London Company in 1994 and has served in this capacity since founding the company. Previously, he held Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He has over 30 years of investment experience.

Large Cap Core Portfolio I

Atalanta Sosnoff Capital, LLC

Portfolio Manager

Name	Managed the Fund Since	Title

Craig Steinberg	2011	Portfolio Manager

Robert Ruland	2011	Portfolio Manager

Matthew Ward	2011	Portfolio Manager

Craig Steinberg became Chief Investment Officer in 2017 and President in August, 1997. He served as Executive Vice President and Director of Research for Atalanta Sosnoff since 1994. Mr. Steinberg has been a Portfolio Manager since 1988. Prior to joining Atalanta Sosnoff in 1985 as an Analyst, Mr. Steinberg was a Securities Analyst at Prudential Equity Management. Mr. Steinberg earned a BSE degree from the Wharton School of the University of Pennsylvania in 1983. Mr. Steinberg is an equity owner of the firm.

Robert Ruland joined Atalanta Sosnoff as a Research Analyst in April, 2002, was promoted to the Investment Policy Committee in January of 2006 and became Director of Research in 2017. He was formerly a Research Analyst at Eagle Growth Investors, LLC. Previously, he was a Research Analyst at Lehman Brothers and Banc of America Securities. Mr. Ruland earned a B.S. degree in Finance from the State University of New York at Albany in 1990 and an M.B.A. from New York University in 1995. Mr. Ruland is a Chartered Financial Analyst charterholder. Mr. Ruland is an equity owner of the firm.

Matthew Ward joined Atalanta Sosnoff as Senior Technology Analyst in September, 2018. Mr. Ward was promoted to Portfolio Manager in February 2021. Prior to joining the firm, he was Head of US Large Cap (since 2014), Co-Fund Manager (since 2014), and Equity Analyst (since 2005) for Schroder Investment Management’s US Large Cap strategy. Previously, he was an Equity Analyst at Phoenix-Engemann and Franklin Templeton. Mr. Ward earned a B.A. in Economics and English from Georgetown University in 1995. Mr. Ward is a Chartered Financial Analyst charterholder. Mr. Ward is an equity owner of the firm.

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Large Cap Growth Portfolio I

Winslow Capital

Portfolio Manager

Name	Managed the Fund Since	Title

Justin H. Kelly	2021	Chief Executive Officer, Chief Investment Officer, and Portfolio Manager

Patrick M. Burton	2021	Senior Managing Director and Portfolio Manager

Peter A. Dlugosch	2022	Managing Director and Portfolio Manager

Justin H. Kelly is the Chief Executive Officer, Chief Investment Officer, and a Portfolio Manager of Winslow Capital, and has been with the firm since 1999. Mr. Kelly has been part of the investment management team for the Multi-Select Securities Puerto Rico Fund—Large Cap Growth Portfolio I since May 2021. Mr. Kelly graduated summa cum laude from Babson College in 1993 with a BS in Finance/Investments. He is also a CFA® charterholder.

Patrick M. Burton is a Senior Managing Director and Portfolio Manager of Winslow Capital and has been with the firm since 2010. Mr. Burton has been part of the investment management team for the Multi-Select Securities Puerto Rico Fund—Large Cap Growth Portfolio I since May 2021. Prior to joining Winslow Capital, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management from 2009 to 2010. Prior to that, Mr. Burton was a Managing Director with Citigroup Investments from 1999 to 2009. Mr. Burton received his BS with distinction in Finance from the University of Minnesota. He is also a CFA® charterholder.

Peter A. Dlugosch is a Managing Director, Portfolio Manager and Analyst of Winslow Capital and has been with the firm since 2013. He has managed the Multi-Select Securities Puerto Rico Fund—Large Cap Growth Portfolio I since February 2022. Prior to joining Winslow Capital, he was an Executive Director, Institutional Equity Sales & Trading at UBS Investment Bank in Boston. Mr. Dlugosch earned his BS in Business Administration-Finance from Villanova University.

Mid Cap Core Portfolio I

The London Company

Portfolio Manager

Name	Managed the Fund Since	Title

Stephen M. Goddard, CFA	2021	Managing Principal, Founder, CIO, and Co-Lead Portfolio Manager

J. Brian Campbell, CFA	2021	Principal, and Co-Lead Portfolio Manager

Stephen M. Goddard CFA, Managing Principal, CIO and Lead Portfolio Manager, founded The London Company in 1994 and has served in this capacity since founding the company. Previously, he held Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He has over 30 years of investment experience.

J. Brian Campbell CFA, Portfolio Manager. He has served as Portfolio Manager since he joined The London Company in 2010. Prior to joining The London Company, he was a Portfolio Manager and the Director of Research at Hilliard Lyons Capital Management from 2004 to 2010.

SAI-31

Small Cap Core Portfolio I

Cambiar Investors

Portfolio Manager

Name	Managed the Fund Since	Title

Andrew Baumbusch	2021	Portfolio Manager

Colin Dunn, CFA	2021	Portfolio Manager

Andrew Baumbusch is an Investment Principal at Cambiar Investors and has over 23 years of investment experience. In addition to his research responsibilities, Mr. Baumbusch also serves as a Portfolio Manager of the Cambiar Small Cap Value and Small-Mid Value strategies. Prior to joining Cambiar in 2004, Andy served in an investment analyst capacity at Franklin Templeton, Atrium Capital and Alex Brown & Sons. Mr. Baumbusch received an MBA from the Stanford Graduate School of Business and a BA in Economics from Princeton University.

Colin Dunn is an Investment Principal at Cambiar Investors and has 21 years of industry experience. In addition to his research responsibilities, Colin also serves as co-Portfolio Manager of the Cambiar Small-Mid Value strategy. Prior to joining Cambiar in 2011, he worked at Keefe, Bruyette & Woods, Inc., in the Investment Banking and Equity Research Departments. Mr. Dunn began his career in 2000 as an Analyst in the Investment Banking Division at UBS. Mr. Dunn received a BS in Finance and International Business from Georgetown University and holds the Chartered Financial Analyst designation.

International Portfolio I

Cambiar Investors

Portfolio Manager

Name	Managed the Fund Since	Title

Brian Barish, CFA	2016	Portfolio Manager

Munish Malhotra, CFA	2021	Portfolio Manager

Brian Barish is the President and CIO at Cambiar Investors and is responsible for the oversight of all investment functions at the firm. Mr. Barish has over 33 years of investment experience. Prior to joining Cambiar in 1997, Mr. Barish served as Director of Emerging Markets Research for Lazard Freres & Co. Mr. Barish received a BA in Economics and Philosophy from the University of California, Berkeley.

Munish Malhotra is an Investment Principal at Cambiar Investors and has over 22 years of investment experience. In addition to his research responsibilities, Mr. Malhotra serves as Co-Portfolio Manager of the Cambiar International Equity strategy. Prior to joining Cambiar in 2017, Mr. Malhotra worked at Marsico Capital Management as a Portfolio Manager/Senior Analyst for the International Opportunities and Global Flexible Capital strategies. Mr. Malhotra received an MA in Economics from Denver University and a BA in Finance and International Studies at Loyola University.

Other Funds and Accounts Managed

The following table sets forth information about the funds and accounts other than the Fund for which the Fund’s portfolio managers (the “Portfolio Managers” and in each case, a “Portfolio Manager”) are primarily responsible for the day-to-day portfolio management as of December 31, 2021.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Leslie Highley, Jr.	23 $2,100,000,000	0 $0	0 $0	0 $0	0 $0	0 $0

SAI-32

Javier Rodriguez	2 $350,000,000	0 $0	0 $0	0 $0	0 $0	0 $0
Stephen M. Goddard	5 $7,121,000,000	0 $0	678 $9,258,000,000	0 $0	0 $0	2 $8,200,000
J. Brian Campbell	5 $7,121,000,000	0 $0	678 $9,258,000,000	0 $0	0 $0	0 $0
Craig Steinberg	2 $17,000,000	1 $30,000,000	333 $4,324,000,000	0 $0	0 $0	0 $0
Robert Ruland	2 $17,000,000	1 $30,000,000	333 $4,324,000,000	0 $0	0 $0	0 $0
Matthew Ward	2 $17,000,000	1 $30,000,000	333 $4,324,000,000	0 $0	0 $0	0 $0
Justin H. Kelly	4 $16,308,000,000	3 $2,588,000,000	1,173 $7,118,000,000	0 $0	0 $0	3 $226,000,000
Patrick M. Burton	4 $16,308,000,000	3 $2,588,000,000	1,173 $7,118,000,000	0 $0	0 $0	3 $226,000,000
Peter A. Dlugosch	2 $15,504,000,000	2 $2,449,000,000	1,173 $7,118,000,000	0 $0	0 $0	3 $226,000,000
Andrew Baumbusch	0 $0	1 $74,000,000	[•] $60,000,000	0 $0	0 $0	0 $0
Colin Dunn	0 $0	1 $74,000,000	[•] $60,000,000	0 $0	0 $0	0 $0
Brian Barish	0 $0	1 $580,000,000	[•] $1,800,000,000	0 $0	0 $0	0 $0
Munish Malhotra	0 $0	1 $580,000,000	[•] $1,800,000,000	0 $0	0 $0	0 $0

Portfolio Manager Compensation Overview

The discussion below describes the Portfolio Managers’ compensation as of December 31, 2021.

Portfolio Manager Compensation at the Investment Adviser – Leslie Highley, Jr. and Javier Rodriguez

Portfolio manager compensation consists primarily of base pay, an annual cash bonus and long term incentive payments.

Salary.    Base pay is determined based upon an analysis of the Portfolio Manager’s general performance, experience, and market levels of base pay for such position.

Bonus.    The Portfolio Manager is eligible for discretionary incentive compensation which is determined considering a number of factors including without limitation, individual performance relative to expectations and/or objectives as agreed with the respective manager, and the achievement of financial and non-financial objectives by the business area and UBS (and its parents, subsidiaries and affiliates, including without limitation UBS Group AG), and legal and/or regulatory obligations..

Deferred Compensation.    UBS retains the right to pay any part of such incentive compensation as deferred compensation, in accordance with the terms and conditions of the UBS deferred compensation plans and award programs and the restrictions imposed by Section 409A of the U.S. Internal Revenue Code of 1986, as amended (Section 409A). Certain key employees of the Investment Adviser, including certain portfolio managers, have received profits interests as deferred compensation, which entitle their holders to participate in the firm’s growth over time.

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Retirement Plans and arrangements. Employees of the Investment Adviser, including the portfolio managers, are eligible to participate in the Puerto Rico Savings Plus Plan. The employees can choose to contribute a percentage of their eligible compensation, from 1% to 85%. The employees can elect to contribute before-tax, after-tax, to a Roth 401(k) or to a combination of the three. UBS will match a percentage of an employee’s eligible contribution. UBS will make additional retirement contributions on behalf of the employee, regardless of the employee contributions into the 401(k).

Portfolio Manager Compensation at the Equity Portion Portfolio Managers

Large Cap Value Portfolio I and Mid Cap Core Portfolio I

The London Company

Portfolio managers are compensated through salary and bonus. In addition to base salaries, portfolio managers are eligible to receive bonus compensation based on their individual contribution to the research effort as well as client retention, sales and overall firm performance. They also have a potential for ownership after a reasonable tenure with the firm. There are no specific incentive arrangements for performance attached to the Portfolio. A substantial portion of the portfolio manager’s compensation is not tied to performance of the accounts he or she manages.

Large Cap Core Portfolio I

Atalanta Sosnoff Capital, LLC

The portfolio managers that are owners of the Equity Portion Portfolio Manager are measured and compensated via their performance. Revenues, and thereby company profits, are directly tied to assets under management and the performance of our client portfolios directly impact the profitability of the Equity Portion Portfolio Manager. The Equity Portion Portfolio Manager’s ability to attract new clients and retain current clients is a result of the investment professionals providing performance. The portfolio’s portfolio managers are compensated via base compensation, bonus participation, and profit distribution where applicable. Therefore, the Equity Portion Portfolio Manager believes that the portfolio managers and the Portfolio share a common interest in the investment performance of the account and the overall success of the Equity Portion Portfolio Manager.

Large Cap Growth Portfolio I

Winslow Capital Management, LLC

In an effort to retain key personnel, Winslow Capital has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms. The compensation plan is recommended by members of the Winslow Capital Executive Committee with the final decision resting with Justin H. Kelly. Winslow Capital’s compensation plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the performance of the product. The Executive Committee establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional and administrative personnel. Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management. In addition, an incentive bonus is paid annually to the employees based upon each individual’s performance, client results and the profitability of the firm. Finally, eligible employees of Winslow Capital, including the portfolio managers, have received profits interests in the firm which entitle their holders to participate in the firm’s growth over time.

Small Cap Core Portfolio I and International Portfolio I

Cambiar Investors, LLC

The Equity Portion Portfolio Manager compensates the applicable portfolios managers for their management of the International Portfolio and the Equity Portion Portfolio Manager’s other accounts. The portfolio managers’ compensation consists of an industry competitive base salary, discretionary cash bonus, and a profit sharing contribution at year-end. While the Equity Portion Portfolio Manager’s investment professionals receive a competitive salary plus a bonus tied to firm and individual performance, contributions are also measured through performance attribution which details individual stock/product and sector relative contribution, as well as other overall “value added” considerations important to the firm, such as success of products managed or client service. Equity in the Equity Portion Portfolio Manager’s parent company is also available to reward key employees.

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Portfolio Manager Beneficial Holdings

The following table shows the dollar range of securities owned beneficially and of record by the Portfolio Managers in the Fund and in all affiliated funds, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans. This information is provided as of December 31, 2021.

Name of Portfolio Manager	Dollar Range of Units of the Fund	Dollar Range of Equity Securities in the Affiliated Investment Companies
Leslie Highley, Jr.	None	Over $100,000
Javier Rodriguez	None	None
Stephen M. Goddard	None	None
J. Brian Campbell	None	None
Craig Steinberg	None	None
Robert Ruland	None	None
Matthew Ward	None	None
Justin H. Kelly	None	None
Patrick M. Burton	None	None
Peter A. Dlugosch	None	None
Andrew Baumbusch	None	None
Colin Dunn	None	None
Brian Barish	None	None
Munish Malhotra	None	None

Portfolio Manager Potential Material Conflicts of Interest

The Portfolio Manager’s management of the Fund’s portfolios and other accounts could result in potential conflicts of interest if the Fund’s portfolios and other accounts have different objectives, benchmarks and fees because the Portfolio Manager must allocate its time and investment expertise across multiple accounts, including the Fund’s portfolios. The Investment Adviser manages such competing interests for the time and attention of the Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. The Portfolio Manager manages the Fund’s portfolios and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Portfolio Manager manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If the Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund’s portfolios may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Investment Adviser allocates portfolio trades across multiple accounts to provide fair treatment to all accounts. The Investment Adviser may execute orders for the same security for both the Fund’s portfolios and other accounts. With respect to such orders, the Investment Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution for the transaction. The Investment Adviser may aggregate trades of several accounts to obtain more favorable execution and lower brokerage commissions.

Certain investments may be appropriate for the Fund’s portfolios and also for other clients advised by UBS Financial Services Inc. of and its affiliates, including other client accounts managed by the Fund’s Portfolio Manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of UBS and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for the Fund may differ from the results achieved by other clients of UBS and its affiliates

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and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by UBS to be equitable to each. UBS will not determine allocations based on whether it receives a performance based fee from the client.    In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund’s portfolios may be combined with those of other clients of UBS and its affiliates in the interest of achieving the most favorable net results to the Fund’s portfolios.

In some cases, a conflict may also arise where a Portfolio Manager owns an interest in one fund or account he or she manages and not another.

Administrator

UBS Trust Company of Puerto Rico serves as Administrator of the Fund. The Administrator is located at American International Plaza—Tenth Floor, 250 Muñoz Rivera Avenue, San Juan, Puerto Rico 00918. The Administrator is a trust company organized and validly existing under the laws of Puerto Rico. The Administrator may retain one or more sub-administrators for the Fund.

Pursuant to an administration agreement with the Fund, the Administrator, subject to the overall supervision of the Board, provides facilities and personnel to the Fund in the performance of certain services including the determination of the Fund’s net asset value and net income. The Administrator may enter into agreements with third parties to perform some or all of these tasks, subject to the oversight and ultimate responsibility of the Administrator. As compensation for its administration services to the Fund, the Administrator receives an administration fee equal to 0.15% of the Fund’s average weekly net assets, payable monthly. The fee paid to the Administrator by the Fund for the fiscal year ended March 31, 2022, was $58,469.

The Administrator has entered into a Service Agreement with State Street Bank and Trust Company (“State Street”) to provide support services respect to the Fund. State Street is a Massachusetts trust company located at One Lincoln Street, Boston, MA 02111.

Set forth below are the administration fees paid by each Portfolio to the Administrator and the amount of fees waived for the fiscal year ending March 31, 2022:

Portfolio	Administration Fee Charged Net of Expense Reimbursement Paid	Administration Fee Waived
Large Cap Value Portfolio I	$0	$11,786
Large Cap Core Portfolio I	$0	$11,358
Large Cap Growth Portfolio I	$0	$13,848
Mid Cap Core Portfolio I	$0	$8,947
Small Cap Core Portfolio I	$0	$5,860
International Portfolio I	$0	$6,670

Independent Registered Public Accounting Firm

[•] (the “Auditor”), with offices located at [•], serves as the Fund’s independent registered public accounting firm.

Custodian

The Fund’s securities and cash are held under a custody agreement between the Fund and UBS Trust Company of Puerto Rico, pursuant to which UBS Trust Company of Puerto Rico serves as custodian for the Fund’s assets (in such capacity, the “Custodian”). As compensation for its custody services, the Custodian receives a fee as agreed from time to time with the Fund; such fee is at a rate customarily paid to other custodians for the provision of similar services. The Custodian may retain the services of a sub-custodian, which may be its affiliate. JPMorgan Chase Bank, N.A. will act as sub-custodian for most securities purchased for a Portfolio by the Equity Portion Portfolio Managers.

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The following table lists the amount of compensation paid by each Portfolio under the Custody Agreement for the fiscal year ended March 31, 2022:

Portfolio	Custodian Fee Charged
Large Cap Value Portfolio I	$1,781
Large Cap Core Portfolio I	$1,736
Large Cap Growth Portfolio I	$2,102
Mid Cap Core Portfolio I	$1,335
Small Cap Core Portfolio I	$875
International Portfolio I	$997

Transfer Agent and Registrar

Pursuant to the terms of the Transfer Agency, Registrar, and Shareholder Servicing Agreement between the Fund and UBS Trust Company of Puerto Rico prior to the issuance of Units, the latter is responsible for maintaining a register of the Units for holders of record and opening and maintaining Unitholder accounts (in such capacity, the “Transfer Agent”). As compensation for its transfer agency, registrar, dividend disbursing and shareholder services, the Transfer Agent receives a fee as agreed from time to time with the Fund. Such fee is at a rate customarily paid to other transfer agents for the provision of similar services. The Transfer Agent may retain the services of a sub-transfer agent, which may be its affiliate.

The following table lists the amount of compensation paid by each Portfolio under the Transfer Agency, Registrar and Shareholder Servicing Agreement for the fiscal year ended March 31, 2022:

Portfolio	Transfer Agency Fee Charged
Large Cap Value Portfolio I	$19,630
Large Cap Core Portfolio I	$18,938
Large Cap Growth Portfolio I	$22,823
Mid Cap Core Portfolio I	$14,635
Small Cap Core Portfolio I	$9.012
International Portfolio I	$10,166

Distributor

UBS Financial Services Inc. (the “Distributor”) serves as the distributor of the Units of the Portfolios. Each Portfolio has adopted a plan (a “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A Units and Class L Units. Under the Plans, each Portfolio pays the Distributor a distribution and service fee, payable monthly, at the annual rate of 0.25% of the average daily net assets attributable to the Class A Units and 0.75% of the average daily net assets attribute to the Class L Units.

Under the Plan, the Distributor primarily uses the service fees to pay for unitholder servicing performed by the Distributor or financial intermediaries. The Distributor uses the distribution fees under the Plan to compensate sales personnel and financial intermediaries for selling Class A Units and Class L Units and to offset the Fund’s marketing costs attributable to the Class A Units and Class L Units, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses and telephone and other communications expenses. The Distributor and financial intermediaries compensate investment executives when Class A Units and Class L Units are purchased by investors, as well as on an ongoing basis. The Distributor has adopted a Code of Ethics.

The Distributor acts as distributor of the Units under a distribution agreement with the Fund (“Distribution Agreement”) which requires the Distributor to use its best efforts, consistent with its other business, in selling Units. Units are continuously offered. Payments by the Fund to compensate the Distributor for certain expenses incurred in connection with its activities in providing certain unitholder and account maintenance services are also authorized under the Distribution Agreement and made in accordance with the Plan.

The Plan and related agreement specify that the Fund must pay service and distribution fees to the Distributor for its activities regardless of whether or not the Distributor incurred the related expenses. Therefore, even if the Distributor’s expenses exceed the service or distribution fees it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if the Distributor’s expenses are less than such fees, it will retain the full fees and realize a profit. The Plan will be submitted each year for approval by the Board, including a majority of the Independent Directors.] For the fiscal year ended March 31, 2022, the Fund paid an aggregate amount of $134,281 in distribution and service fees.

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Pricing of Units

Computation of Offering Price Per Unit

The offering price for a Unit is equal to the applicable Portfolio’s net asset value computed by dividing the value of such Portfolio’s net assets by the number of Units outstanding. For more information about the valuation of each Portfolio’s Units, see “Valuation” in the Prospectus.

Portfolio Transactions and Brokerage

The Investment Adviser and the Equity Portion Portfolio Managers are responsible for the execution of the Fund’s portfolio transactions. The execution of transactions under the direction of the Investment Adviser, with respect to the Puerto Rico Securities Portion of each Portfolio, is subject to any such policies as may be established by the Board of Directors. The Investment Adviser does not have the ability to control the execution of transactions entered into on behalf of a Portfolio by the Equity Portion Portfolio Managers. However, both the Investment Adviser and the Equity Portion Portfolio Managers seek to obtain the best net results for the Portfolios, taking into account such factors as the price (including the applicable dealer spread or brokerage commission), size of order, difficulty of execution, and operational facilities of the firm involved. While the Investment Adviser and the Equity Portion Portfolio Managers generally seek the best price in placing orders, the applicable Portfolio may not necessarily be paying the lowest price available. Each of the Investment Adviser and the Equity Portion Portfolio Managers may allocate among advisory clients, including the Fund and other investment companies for which they act as investment adviser, the opportunity to purchase or sell a security or investment that may be both desirable and suitable for them. There can be no assurance of equality of treatment among the advisory clients according to any particular or predetermined standards or criteria.

Subject to policies established by the Board of Directors, the Investment Adviser will be responsible for the execution of the Fund’s portfolio transactions and the allocation of transactions of the Puerto Rico Securities Portion of each Portfolio. Certain securities in which the Fund will invest are traded on a “net” basis without a stated commission through dealers acting for their own account and not as brokers. Prices paid to dealers in principal transactions of such securities generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time.

In placing orders with dealers, the Investment Adviser generally will attempt to obtain the best net price and the most favorable execution of their orders. The Investment Adviser may purchase and sell portfolio securities from and to dealers who provide the Fund with research analysis, statistical, or pricing advice or similar services. Portfolio transactions will not be directed by the Fund to brokers or dealers solely on the basis of research and advice provided. In selecting brokers and dealers the Investment Adviser will consider the full range and quality of a broker’s or dealer’s services. Factors considered by the Investment Adviser in selecting brokers and dealers may include the following: price; the broker’s or dealer’s facilities; the broker’s or dealer’s reliability and financial responsibility; when relevant, the ability of the broker or dealer to effect securities transactions, particularly with regard to such aspects as timing, order size and execution of orders; and the research and other services provided by that broker or dealer to the Investment Adviser that are expected to enhance the Investment Adviser’s general portfolio management capabilities, notwithstanding that the Fund may not be the direct or exclusive beneficiary of those services. While the Investment Adviser generally seeks the best price in placing orders, the Fund may not necessarily be paying the lowest price available. Commission rates are one factor considered together with other factors. The Investment Adviser will not be obligated to seek in advance competitive bidding for the most favorable commission rate applicable to any particular transaction for the Fund or to select any broker-dealer on the basis of its purported “posted” commission rate. The Investment Adviser, in its discretion, may cause the Fund to pay a commission in excess of the amount another broker or dealer would have been charged for effecting that transaction, provided the Investment Adviser has determined in good faith that such commission is reasonable in relation to the value of the brokerage and/or research provided by the broker to the Investment Adviser. Research services furnished by the brokers or dealers through which or with which the Fund effects securities transactions may be used by the Investment Adviser in advising its other accounts (including the affiliates of the Investment Adviser), and conversely, research services furnished to the Investment Adviser in connection with their other accounts or such other funds may be used in advising the Fund.

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The Investment Adviser may seek to allocate among advisory clients, including the Fund, the opportunity to purchase or sell a security or investment that may be both desirable and suitable for one or more of their clients, but for which there is a limited supply or demand, although there can be no assurance of equality of treatment according to any particular or predetermined standards or criteria. Where, because of prevailing market conditions, it is not possible to obtain the same price or time of execution for all of the securities or other investments purchased or sold for the Fund, transactions for the Fund may be reported with the average price of these transactions.

The Investment Adviser may, on an aggregated basis, purchase or sell the same security for more than one client to obtain a favorable price to the extent permitted by applicable law. These orders may be averaged as to price and allocated as to amount according to each client’s daily purchase or sale orders or some other basis believed to be equitable in accordance with procedures adopted by the Board of Directors.

The Fund’s execution for prior periods was done as part of its participation in a wrap fee program offered by an affiliate.

The following table sets forth the aggregate amount of brokerage commissions paid by the Fund for the last three fiscal years:

	Brokerage Commissions Paid	Brokerage Commissions Paid to Affiliates and Affiliates of Affiliates
Fiscal year ended March 31, 2022	$19,117	$3,566
Fiscal year ended March 31, 2021	$3,481	$3,481
Fiscal year ended March 31, 2020	$4,131	$4,131

Tax Information

See “Dividends and Taxes” in the Fund’s Prospectus.

Beneficial Owners

Principal Unitholders

Information regarding unitholders or groups of unitholders who beneficially own more than 5% of a class of units of a Portfolio is provided below.

Portfolio / Class	Stockholder Name and Address	Number of Units of Common Stock Owned	Percentage Owned
[ ]	[ ]	[ ]	[ ]

Proxy Voting Policies

The Board has delegated to the Investment Adviser or along with the Investment Adviser any Equity Portion Portfolio Manager the responsibility to vote proxies for the Fund’s securities pursuant to the Investment Adviser’s proxy voting guidelines and procedures (the “Proxy Voting Policy”) and to Equity Portion Portfolio Managers (with respect to the Equity Portions) pursuant to the each Equity Portion Portfolio Manager’s proxy voting policies and procedures.

Each of the Investment Adviser and each Equity Portion Portfolio Manager shall submit to the Board for its review such adviser’s Proxy Voting Policy. The Board shall review and determine that such Proxy Voting Policy and related procedures are reasonably designed to address conflicts of interest and to ensure that the Investment Adviser or Equity Portion Portfolio Managers, as applicable, will vote all proxies in the best interests of a Fund’s shareholders. The Investment Adviser’s and each Equity Portion Portfolio Manager’s Proxy Voting Policy and related procedures, as they may be amended from time to time, are incorporated by reference into these Policies.

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A Proxy Voting Committee, comprised of representatives of the Fund, will oversee and review the Investment Adviser’s and each Equity Portion Portfolio Manager’s Proxy Voting Policy as well as receive any summary reports and update regarding proxies voted by the Investment Adviser and each Equity Portion Portfolio Manager.

The Fund believes that voting proxies in accordance with the Proxy Voting Policy of the Investment Adviser and each Equity Portion Portfolio Manager helps to ensure that voting decisions in situations where there may be a material conflict of interest between the interests of the Fund or any of its affiliates and those of a shareholder are made in the best interest of the Fund’s shareholders. In addition, because of the broad and diverse nature of the business of the Fund and its affiliated companies, it is not practical for the Fund to seek to identify all actual, potential, or material conflicts of interest with respect to every proxy voting matter. To ensure that the Fund does not make a voting decision for clients where a material conflict is present, in the event that the Proxy Voting Policy of the Investment Adviser and Equity Portion Portfolio Managers are not applied, or are not able to provide a recommendation on how to vote, the Fund may seek voting instructions from the majority of Independent Directors of the Board, vote securities in proportion to the votes cast by all other shareholders, retain an independent third party to make the voting decisions, or take such other steps as may be appropriate to resolve the conflict as determined by the Proxy Voting Committee in consultation with the Fund’s Legal Counsel.

The Fund may not vote proxies in certain circumstances, including but not limited to, situations where a) the securities are no longer held; b) the proxy or other relevant materials were not received in sufficient time to allow an appropriate analysis by Investment Adviser or Equity Portion Portfolio Manager to allow a vote to be cast by the voting deadline; or c) the Fund concludes that the cost of voting the proxy will exceed the potential benefit.

The Puerto Rico Securities Portion of each Portfolio consists primarily of municipal bonds and other securities that do not issue proxies in the ordinary course. In the rare event that a municipal issuer were to issue a proxy or that the Investment Adviser were to receive a proxy issued by a fixed income security, the Investment Adviser would vote such proxy in the best interest of the Fund based on the Investment Adviser’s policies and procedures or vote the proxy with the consent, or based on the instructions, of the Fund or its representative. The Investment Adviser would then oversee the administration of the voting, ensure that records were maintained and provide the results to the Fund.

The Fund or a service provider on behalf of the Fund will maintain the following records for a period of at least six years:

i.        A copy of the Proxy Voting Policy of the Investment Adviser and each Equity Portion Portfolio Manager and any related procedures or voting guidelines, as may be amended from time to time, and copies of all recommendations with respect to specific proxy votes;

ii.     Copies of proxy statements received regarding securities held by the Fund, unless these materials are available electronically through the SEC’s EDGAR system;

iii.        A record of each proxy vote cast on behalf of the Fund;

iv.        A copy of any internal documents created by the Fund that were material to making the decision how to vote proxies on behalf of clients; and

v.        Each written request for information on how the Fund voted proxies and each written response by the Fund to oral or written requests for this information.

The Fund will provide to shareholders this Proxy Voting Policy and a record of how the Fund voted proxies, promptly on request.

If applicable, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended March 31, 2022, is available without charge, upon request, by calling 1-787-250-3600 or from the Fund’s website at www.ubs.com/prfunds, and on the SEC’s website at http://www.sec.gov..

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Portfolio Holdings Disclosure Policies and Procedures

The Investment Adviser has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio securities. These policies and procedures are designed to ensure that such disclosure is in the best interests of the Fund’s shareholders. As a general matter, the Fund will not disclose (or authorize its adviser, transfer agent, fund accountant, administrator, custodian or distributor) portfolio holdings information to any person or entity except as follows:

•

To persons providing services to the Fund who have a need to know such information in order to fulfill their obligations to the Fund, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Board;

•	In connection with periodic reports that are available to shareholders and the public;

•	Pursuant to a regulatory request or as otherwise required by law;

•	To persons approved in writing by the CCO; or

•	On the Fund’s website. A complete listing of the Fund’s holdings may be posted on the Fund’s website on a periodic basis. Holdings will be posted with an “as-of date.”

The Fund will disclose its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period and in Form N-PORT, which is filed monthly with the SEC.

The Fund may choose to make available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the SEC on Form N-CSR or Form N-PORT. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Adviser. Personnel of the Investment Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings because that information is necessary in order for the Investment Adviser to provide its management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of the portfolio manager in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Transfer Agent, Accountant and Administrator. The transfer agent, accountant and administrator for the Fund have full daily access to the Fund’s portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Fund.

Custodians. Personnel of the Fund’s custodians have full daily access to the Fund’s portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Fund.

Independent Auditor. The Fund’s independent auditor and its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Counsel. The Fund’s counsel and counsel to the Fund’s Independent Directors have access to the Fund’s portfolio holdings in connection with the review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients. The Fund’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Investment Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures. The Fund’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures..

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Financial Statements

The audited financial statements, financial highlights and notes thereto and the independent registered public accounting firm’s report thereon, appearing in the Fund’s Annual Report for the fiscal year ended March 31, 2022 (the “Annual Report”) are incorporated by reference herein. The Annual Report includes presentation and disclosures set forth by Regulation S-X, and also reflect each Portfolio’s prior participation in the wrap fee program offered by an affiliate. The Fund’s Unitholder Reports may be obtained without charge by calling (787) 250-3600 or on the Fund’s website at www.ubs.com/prfunds. The information contained in, or that can be accessed through, the Fund’s website is not part of this SAI.

Additional Information

Code of Ethics

The Board, on behalf of the Fund, the Investment Adviser and the Equity Portion Portfolio Managers have each adopted a code of ethics in compliance with Rule 17j-1 of the 1940 Act (each a “Code of Ethics”). Each Code of Ethics is designed to ensure, among other things, that all “Access Persons” conduct their personal securities transactions in a manner where unitholders’ interests are placed first and foremost, and consistent with the law. Access Persons generally include all directors and officers of the Fund, the Investment Adviser and the Equity Portion Portfolio Managers, as well as certain employees and control persons of the Fund, Investment Adviser, Equity Portion Portfolio Managers, Distributor or principal underwriter (or any company in a controlled relationship to the Fund, Investment Adviser or Equity Portion Portfolio Managers) who have access to information regarding the purchase or sale of securities by the Fund.

Each Code of Ethics requires Access Persons to comply with various requirements in connection with the securities transactions by Access Persons, including obtaining prior written approval before purchasing, selling or transferring any security, subject to certain exceptions listed in the Code of Ethics. Each Code of Ethics identifies specific transaction which Access Persons are prohibited from executing. Each Code of Ethics also imposes on Access Persons certain confidentiality obligations, reporting obligations, limitations on outside business activities, and certain other obligations. Each Code of Ethics requires all Access Persons (other than Access Persons who are Independent Directors) to submit: (1) an initial and subsequently an annual holdings report disclosing all reportable securities owned by the Access Person and any reportable securities accounts maintained by the Access Person (initial holdings reports must be filed within ten days of becoming a Access Person, Independent Directors are not required to file this report); (2) quarterly reports of security investment transactions and new securities accounts; and (3) an annual certification that they have read and understand the Code of Ethics, that they have complied with its requirements during the preceding year, and that they have disclosed or reported all personal transactions/holdings required to be disclosed or reported. Interested Directors of the Fund have additional reporting requirements.

The Code of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov.

Counsel

The law firm of DLA Piper (Puerto Rico) LLC, located at Ochoa Building Suite 401, 500 de la Tanca Street, San Juan, Puerto Rico, serves as counsel to the Fund.

Unitholder Communication to the Board

The Board has established a process for unitholders to communicate with the Board. Unitholders may contact the Board by mail. Correspondence should be addressed to UBS Puerto Rico Funds c/o Luz Colon, 1000 Harbor Boulevard, Weehawken, NJ 07086 or electronically at: PuertoRicoFundsAC@ubs.com. Unitholder communication to the Board should include the following information: (a) the name and address of the unitholder; (b) the number of units owned by the unitholder and (c) if these units are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Fund and reported to the Board.

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PART C — OTHER INFORMATION

OTHER INFORMATION

Item 28. Exhibits

EXHIBIT
(a)(1)	—	Amended and Restated Deed of Trust of Multi-Select Securities Fund for Puerto Rico Residents dated May 19, 2004.***
(a)(2)	—	Deed of Supplemental Trust of Large Cap Value Portfolio I dated March 22, 2004.***
(a)(3)	—	Deed of Supplemental Trust of Large Cap Core Portfolio I dated March 22, 2004.***
(a)(4)	—	Deed of Supplemental Trust of Large Cap Growth Portfolio I dated March 22, 2004.***
(a)(5)	—	Deed of Supplemental Trust of Mid Cap Core Portfolio I dated March 22, 2004.***
(a)(6)	—	Deed of Supplemental Trust of Small Cap Core Portfolio I dated March 22, 2004.***
(a)(7)	—	Deed of Supplemental Trust of International Portfolio I dated March 22, 2004.***
(a)(8)	—	Amendment No. 1 to Deed of Supplemental Trust of Large Cap Value Portfolio I dated May 19, 2004.***
(a)(9)	—	Amendment No. 1 to Deed of Supplemental Trust of Large Cap Core Portfolio I dated May 19, 2004.***
(a)(10)	—	Amendment No. 1 to Deed of Supplemental Trust of Large Cap Growth Portfolio I dated May 19, 2004.***
(a)(11)	—	Amendment No. 1 to Deed of Supplemental Trust of Mid Cap Core Portfolio I dated May 19, 2004.***
(a)(12)	—	Amendment No. 1 to Deed of Supplemental Trust of Small Cap Core Portfolio I dated May 19, 2004.***
(a)(13)	—	Amendment No. 1 to Deed of Supplemental Trust of International Portfolio I dated May 19, 2004.***
(b)(1)	—	Amended and Restated By-Laws of the Registrant.*
(c)	—	Relevant portions of the Amended and Restated Deed of Trust, Deeds of Supplemental Trust, and By-Laws.
(d)(1)	—	Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Registrant and UBS Asset Managers of Puerto Rico (“UBSAMPR”), dated May 12, 2021.*
(d)(2)		Investment Sub-Advisory Contract between the Registrant, UBS AMPR and The London Company, dated [•].**
(d)(3)		Investment Sub-Advisory Contract between the Registrant, UBS AMPR and Atalanta Sosnoff Capital, LLC, dated [•].**
(d)(4)		Investment Sub-Advisory Contract between the Registrant, UBS AMPR and Winslow Capital, dated [•].**
(d)(5)		Investment Sub-Advisory Contract between the Registrant, UBS AMPR and Cambiar Investors, LLC, dated [•].**
(e)(1)	—	Form of Distribution Agreement between the Registrant and UBS Financial Services Inc. (the “Distributor”).****
(f)	—	Not Applicable.
(g)(1)	—	Amended and Restated Custody Agreement between the Registrant and UBS Trust Company of Puerto Rico (“UBSTCPR”), dated May 12, 2021 (the “Custodian Agreement”).*
(g)(2)	—	Amended and Restated Sub-Custodian Agreement between the Registrant and JP Morgan Chase Bank, N.A., dated September 14, 2010 (the “Sub-Custodian Agreement”).****
(g)(3)	—	Amended and Restated Transfer Agency, Registrar, and Unitholder Service Agreement dated as of March 28, 2022 between the Registrant and UBSTCPR (the “Transfer Agency Agreement”).*
(g)(4)	—	Not Applicable.
(h)(1)	—	Form of Amended and Restated Administration Agreement between Registrant and UBSTCPR (the “Administration Agreement”).*
(h)(3)	—	Expense Limitation and Reimbursement Agreements.**
(h)(4)	—	Not Applicable.
(i)	—	Opinion of DLA Piper (Puerto Rico) LLC.**
(j)(1)		Consent of [•].**
(j)(2)	—	Consent of [•].**
(k)	—	Not Applicable.
(l)	—	Not Applicable.
(m)	—	Rule 12b-1 Plan, dated November 12, 2021 is incorporated herein by reference to the Registration Statement of Short Term Investment Fund for Puerto Rico Residents, Inc. (File No. 333-259157), filed on November 12, 2021 (the “STIF Registration Statement”).
(n)	—	Rule 18f-3 Plan is incorporated herein by reference to the STIF Registration Statement.

(o)	—	Reserved.
(p)(1)	—	Code of Ethics of the Registrant.****
(p)(2)	—	Code of Ethics of the Distributor is incorporated herein by reference to Exhibit (p)(2) of the USMIF Registration Statement.
(p)(3)	—	Code of Ethics of UBSAMPR is incorporated herein by reference to the STIF Registration Statement.
(q)	—	Powers of Attorney dated November 12, 2021*****

*	Filed herewith.
**	To be filed by amendment.
***	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-1A on April 19, 2021.
****	Incorporated by reference to the Registration Statement on Form N-1A of the U.S. Monthly Income Fund for Puerto Rico Residents, Inc., on March 30, 2022.
*****

Incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 of the Registration Statement on Form N-1A of U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (File No. 333-259184), filed on March 30, 2020.

Item 29. Person Controlled or Under Common Control With Registrant

The Registrant does not control and is not under common control with any other person.

Item 30. Indemnification

The Fund has obtained directors’ and officers’ liability insurance for its directors and officers. The Fund’s deed of trust contains a provision that exempts directors from personal liability for monetary damages to the Fund or its shareholders for violations of the duty of care, to the fullest extent permitted by the Puerto Rico General Corporation Law. The Fund has also agreed to indemnify its directors and officers for certain liabilities to the fullest extent permitted by Puerto Rico law. Pursuant to Section 17(h) of the 1940 Act, such indemnification of the Directors would not protect a Director from liability to the Funds or their shareholders from liability that the Director would otherwise be subject to by reason of such Director’s own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as a Director.

Item 31. Business and Other Connections of Investment Adviser

UBS AMPR, a division of UBS Trust Company of Puerto Rico, acts as investment adviser to the Registrant. UBS AMPR serves as investment adviser or co-investment adviser to other open-end and closed-end management investment companies. The description of UBS AMPR provided in the body of this Registration Statement on Form N-1A under the heading “Management, Advisory and Other Service Arrangements” is incorporated by reference herein.

Information as to the directors and officers of UBS AMPR, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of UBS AMPR in the last two years, is included in UBS AMPR’s application for registration as an investment adviser on Form ADV (File No. 801-120846) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32. Principal Underwriters

(a) UBS Financial Services Inc. acts as the principal underwriter or placement agent, as applicable, for each of the following open-end and closed-end registered investment companies, including the Registrant:

Puerto Rico Short Term Investment Fund for Puerto Rico Residents, Inc.,

U.S. Monthly Income Fund for Puerto Rico Residents, Inc.,

Tax Free Fund for Puerto Rico Residents, Inc.,

Tax Free Fund II for Puerto Rico Residents, Inc.,

Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.,

Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.,

Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.,

Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.,

GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.,

Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.,

Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.,

Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.,

Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.,

Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.

Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.

Multi-Select Securities Fund for Puerto Rico Residents

US Mortgage Backed & Income Fund for Puerto Rico Residents, Inc.

Puerto Rico Residents Bond Fund I

Puerto Rico Residents Tax-Free Fund, Inc.

Puerto Rico Residents Tax-Free Fund II, Inc.

Puerto Rico Residents Tax-Free Fund III, Inc.

Puerto Rico Residents Tax-Free Fund IV, Inc.

Puerto Rico Residents Tax-Free Fund V, Inc.

Puerto Rico Residents Tax-Free Fund VI, Inc.

(b) Set forth below is information concerning each director and officer of UBS Financial Services Inc. The principal business address of each such person is 1200 Harbor Boulevard, Weehawken, NJ 07086.

Name	Positions and Offices with Underwriter	Position and Offices with Fund
Sanborn Mark	Director	None
Molinaro Samuel	Director	None
Naratil Thomas	Chairman of the Board	None
Mattone Ralph	Director	None
Chandler Jason	Director	None
Newcomb Catherine A.	Director	None
Mattus Steven	Director	None
Torres Sara	Assistant Treasurer and Associate Director	None
Forschino Brian	Assistant Treasurer	None
Francomano Lisa	Registered Investment Advisor Chief Compliance Officer	None
Milgraum Sheryl	Assistant Secretary and Director	None
Grassmann Cheryl	Assistant Secretary and Associate Director	None
Nayman Laurence	Assistant Treasurer	None
Hession Mina	Secretary	None
Collins Virgil Chip	Assistant Treasurer	None
Pinero George	Interim BSA/AML Officer	None
McKibben Charles	Assistant Treasurer	None
Connors John	Assistant Secretary and Executive Director	None
Newcomb Catherine A.	Chief Operating Officer and Managing Director	None
Mattone Ralph	Chief Financial Officer	None
Tholl Tolinski Jaclyn	FCM Chief Compliance Officer	None
Hollowell Douglas	General Counsel	None
Heckler Margaret	Assistant Secretary and Director	None
Dugan Kristen	Chief Compliance Officer	None
Boylan Paul	Treasurer and Director	None
Chandler Jason	President and Group Managing Director	None

Item 33. Location of Accounts and Records

Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of San Juan, and Commonwealth of Puerto Rico, on the 29th day of July, 2022.

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

/s/ Carlos V. Ubiñas
Carlos V. Ubiñas, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ CARLOS V. UBIÑAS Carlos V. Ubiñas	Director, Chairman of the Board and President (Principal Executive Officer)	July 29, 2022

/s/ LESLIE HIGHLEY, JR. Leslie Highley, Jr.	Senior Vice President (Principal Financial and Accounting Officer)	July 29, 2022

/s/ AGUSTIN CABRER* Agustin Cabrer	Director

/s/ VICENTE J. LEÓN* Vicente J. León	Director

/s/ CARLOS NIDO* Carlos Nido	Director

/s/ LUIS M. PELLOT* Luis M. Pellot	Director

/s/ CLOTILDE PÉREZ* Clotilde Pérez*	Director

/s/ JOSÉ J. VILLAMIL* José J. Villamil*	Director

By*:	/s/ Liana Loyola
Liana Loyola
Attorney-in-Fact
July 29, 2022

EXHIBIT INDEX

Exhibit	Name

(b)(1)	Amended and Restated Bylaws of Registrant.
(d)(1)	Amended and Restated Investment Advisory Contract between the Registrant and UBS Asset Managers of Puerto Rico (“UBSAMPR”), dated May 12, 2021.
(g)(1)	Amended and Restated Custody Agreement between the Registrant and UBS Trust Company of Puerto Rico (“UBSTCPR”), dated May 12, 2021.
(g)(3)	Form of Transfer Agency, Registrar, and Unitholder Service Agreement between the Registrant and UBSTCPR.
(h)(1)	Form of Amended and Restated Administration Agreement between Registrant and UBSTCPR.